UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

John Hitt, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Strategic Advisers®
Emerging Markets Fund of Funds

May 31, 2015

1.938037.103

RMF-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Emerging Markets Funds - 100.0%
Aberdeen Emerging Markets Fund Institutional Class	118,878	$ 1,663,103
Acadian Emerging Markets Portfolio Institutional Class	87,371	1,667,030
Brandes Emerging Markets Value A Fund	86,192	686,092
Causeway Emerging Markets Fund - Investor Class	56,968	711,535
Fidelity Emerging Markets Fund (b)	52,107	1,294,348
GMO Emerging Markets Fund Class IV	41,973	426,865
iShares China Large-Cap ETF	10,152	495,012
iShares Core MSCI Emerging Markets ETF	14,730	735,764
iShares MSCI Emerging Markets Index ETF	16,377	673,422
Lazard Emerging Markets Equity Portfolio Institutional Class	90,831	1,576,823
Morgan Stanley Institutional Fund, Inc. Frontier Emerging Markets Portfolio Class A	3,392	64,236
Oppenheimer Developing Markets Fund Class Y	22,735	804,812
Parametric Emerging Markets Fund Institutional Class	50,075	709,060
SPDR S&P China ETF	1,452	137,258
T. Rowe Price Emerging Markets Stock Fund	46,915	1,606,847
Templeton Frontier Markets Fund Advisor Class	64	912
Wasatch Frontier Emerging Small Countries Fund	691	2,051
TOTAL EQUITY FUNDS (Cost $13,316,236)		13,255,170
Money Market Funds - 0.1%

SSgA U.S. Treasury Money Market Fund, 0% (a) (Cost $14,889)	14,889	14,889
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $13,331,125)		13,270,059
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(7,641)
NET ASSETS - 100%		$ 13,262,418
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ 1,317,796	$ -	$ -	$ -	$ 1,294,348
Total	$ 1,317,796	$ -	$ -	$ -	$ 1,294,348
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $13,350,561. Net unrealized depreciation aggregated $80,502, of which $335,373 related to appreciated investment securities and $415,875 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Small-Mid Cap Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to
the general public

May 31, 2015

1.912862.104

SMC-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 55.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	74,861	$ 1,879,760
BorgWarner, Inc.	78,438	4,718,046
Dana Holding Corp.	674,116	14,675,505
Delphi Automotive PLC	14,502	1,261,384
Gentex Corp.	976,856	16,782,386
Remy International, Inc.	131,124	2,897,840
The Goodyear Tire & Rubber Co.	195,245	6,217,577
Tower International, Inc. (a)	170,870	4,700,634
Visteon Corp. (a)	157,765	17,278,423
		70,411,555
Automobiles - 0.2%
Fiat Chrysler Automobiles NV (a)	67,675	1,084,830
General Motors Co.	33,988	1,222,548
Harley-Davidson, Inc.	196,357	10,503,136
		12,810,514
Distributors - 0.3%
LKQ Corp. (a)	594,032	16,971,494
Pool Corp.	72,748	4,821,737
		21,793,231
Diversified Consumer Services - 0.4%
H&R Block, Inc.	329,962	10,469,694
Houghton Mifflin Harcourt Co. (a)	2,486	65,581
LifeLock, Inc. (a)	773,797	11,777,190
ServiceMaster Global Holdings, Inc.	256,725	8,623,393
		30,935,858
Hotels, Restaurants & Leisure - 1.6%
Arcos Dorados Holdings, Inc. Class A	106,573	587,217
BJ's Restaurants, Inc. (a)	87,489	4,005,246
Bloomin' Brands, Inc.	489,555	10,995,405
Bravo Brio Restaurant Group, Inc. (a)	137,389	1,841,013
Brinker International, Inc.	72,226	3,985,431
Carrols Restaurant Group, Inc. (a)	157,782	1,580,976
Choice Hotels International, Inc.	77,457	4,381,742
DineEquity, Inc.	7,477	729,755
Domino's Pizza, Inc.	44,000	4,781,040
Dunkin' Brands Group, Inc.	86,181	4,598,618
Fiesta Restaurant Group, Inc. (a)	60,348	2,807,992
Galaxy Entertainment Group Ltd.	287,013	1,373,312
Hyatt Hotels Corp. Class A (a)	247,608	14,227,556
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Jack in the Box, Inc.	65,405	$ 5,677,808
La Quinta Holdings, Inc. (a)	352,420	8,761,161
Noodles & Co. (a)	100,379	1,457,503
Papa John's International, Inc.	79,380	5,454,200
Pinnacle Entertainment, Inc. (a)	159,048	5,880,005
Popeyes Louisiana Kitchen, Inc. (a)	87,200	4,849,192
Six Flags Entertainment Corp.	137,890	6,737,305
Starwood Hotels & Resorts Worldwide, Inc.	76,362	6,319,719
The Cheesecake Factory, Inc.	121,798	6,281,123
Wendy's Co.	520,570	5,851,207
		113,164,526
Household Durables - 0.6%
Beazer Homes U.S.A., Inc. (a)	59,981	1,098,852
D.R. Horton, Inc.	210,150	5,489,118
Dixie Group, Inc. (a)	61,934	600,760
Helen of Troy Ltd. (a)	33,306	2,913,942
iRobot Corp. (a)	304,932	9,742,577
M.D.C. Holdings, Inc.	387,279	10,828,321
Standard Pacific Corp. (a)	491,462	4,049,647
Toll Brothers, Inc. (a)	163,650	5,919,221
		40,642,438
Internet & Catalog Retail - 0.2%
1-800-FLOWERS.com, Inc. Class A (a)	36,405	346,212
Groupon, Inc. Class A (a)	360,277	2,298,567
Overstock.com, Inc. (a)	145,771	3,153,027
Shutterfly, Inc. (a)	167,171	7,773,452
		13,571,258
Leisure Products - 0.2%
Brunswick Corp.	203,645	10,394,041
Polaris Industries, Inc.	54,141	7,744,870
		18,138,911
Media - 1.1%
Cablevision Systems Corp. - NY Group Class A	229,965	5,636,442
Crown Media Holdings, Inc. Class A (a)	96,000	391,680
Discovery Communications, Inc. Class A (a)	66,300	2,250,222
Gannett Co., Inc.	289,392	10,357,340
Gray Television, Inc. (a)	359,750	5,741,610
IMAX Corp. (a)	317,200	12,795,848
Lions Gate Entertainment Corp.	107,030	3,541,623
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Media General, Inc. (a)	179,170	$ 2,967,055
New Media Investment Group, Inc.	216,166	4,759,975
News Corp. Class A (a)	186,728	2,828,929
Sinclair Broadcast Group, Inc. Class A	124,550	3,741,482
Starz Series A (a)	207,920	8,724,323
Tribune Media Co. Class A	372,320	19,732,960
		83,469,489
Multiline Retail - 0.0%
Tuesday Morning Corp. (a)	41,768	535,466
Specialty Retail - 1.8%
Aarons, Inc. Class A	75,681	2,651,105
American Eagle Outfitters, Inc.	952,731	15,596,206
ANN, Inc. (a)	92,576	4,327,928
Best Buy Co., Inc.	23,716	822,945
Cabela's, Inc. Class A (a)	34,787	1,774,137
CarMax, Inc. (a)	15,181	1,078,458
CST Brands, Inc.	528,090	21,002,139
Destination XL Group, Inc. (a)	234,822	1,138,887
DSW, Inc. Class A	147,512	5,111,291
Express, Inc. (a)	127,700	2,252,628
Five Below, Inc. (a)	92,338	3,070,239
Foot Locker, Inc.	161,575	10,211,540
Group 1 Automotive, Inc.	132,639	10,917,516
Lithia Motors, Inc. Class A (sub. vtg.)	109,315	11,636,582
New York & Co., Inc. (a)	121,200	307,848
Office Depot, Inc. (a)	277,561	2,572,990
Outerwall, Inc.	56,701	4,346,699
Rent-A-Center, Inc.	19,562	591,751
Restoration Hardware Holdings, Inc. (a)	113,087	10,286,394
Ross Stores, Inc.	21,000	2,030,070
Select Comfort Corp. (a)	59,200	1,844,080
Signet Jewelers Ltd.	51,690	6,685,068
Staples, Inc.	244,467	4,025,149
The Men's Wearhouse, Inc.	26,284	1,524,735
Tile Shop Holdings, Inc. (a)	179,918	2,243,577
Vitamin Shoppe, Inc. (a)	44,081	1,750,016
Williams-Sonoma, Inc.	55,062	4,328,424
		134,128,402
Textiles, Apparel & Luxury Goods - 0.6%
Carter's, Inc.	60,288	6,222,927
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Coach, Inc.	157,500	$ 5,570,775
Crocs, Inc. (a)	175,607	2,641,129
Fossil Group, Inc. (a)	50,220	3,566,122
G-III Apparel Group Ltd. (a)	115,266	6,554,025
Hanesbrands, Inc.	237,525	7,567,547
Kate Spade & Co. (a)	127,558	3,160,887
Oxford Industries, Inc.	36,103	2,739,135
PVH Corp.	28,314	2,962,777
Steven Madden Ltd. (a)	126,401	4,775,430
		45,760,754
TOTAL CONSUMER DISCRETIONARY		585,362,402
CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 0.2%
Casey's General Stores, Inc.	49,555	4,320,700
Fresh Market, Inc. (a)	223,614	7,099,745
PriceSmart, Inc.	32,402	2,642,059
Smart & Final Stores, Inc.	152,205	2,572,265
		16,634,769
Food Products - 0.5%
B&G Foods, Inc. Class A	113,042	3,497,519
Cal-Maine Foods, Inc.	73,193	4,149,311
Ingredion, Inc.	39,350	3,225,520
Lancaster Colony Corp.	51,197	4,568,820
Pilgrim's Pride Corp.	292,150	7,473,197
Pinnacle Foods, Inc.	368,565	15,535,015
		38,449,382
Household Products - 0.2%
Energizer Holdings, Inc.	30,115	4,266,994
Spectrum Brands Holdings, Inc.	125,498	12,129,382
		16,396,376
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)	84,000	1,181,880
Nu Skin Enterprises, Inc. Class A	29,021	1,468,463
		2,650,343
TOTAL CONSUMER STAPLES		74,130,870
Common Stocks - continued
	Shares	Value
ENERGY - 2.2%
Energy Equipment & Services - 0.5%
Atwood Oceanics, Inc.	62,690	$ 1,928,971
Dril-Quip, Inc. (a)	86,727	6,554,827
Helix Energy Solutions Group, Inc. (a)	169,570	2,657,162
Helmerich & Payne, Inc.	27,408	2,000,510
ION Geophysical Corp. (a)	374,400	531,648
McDermott International, Inc. (a)	148,200	809,172
Newpark Resources, Inc. (a)	344,250	2,919,240
Oceaneering International, Inc.	113,618	5,771,794
Patterson-UTI Energy, Inc.	172,560	3,485,712
Precision Drilling Corp.	1,322,735	8,764,343
SEACOR Holdings, Inc. (a)	28,776	2,017,773
TETRA Technologies, Inc. (a)	268,000	1,685,720
		39,126,872
Oil, Gas & Consumable Fuels - 1.7%
Abraxas Petroleum Corp. (a)	801,800	2,349,274
Bellatrix Exploration Ltd. (a)	590,794	1,648,484
Carrizo Oil & Gas, Inc. (a)	344,572	17,283,732
Delek U.S. Holdings, Inc.	233,339	8,834,215
Diamondback Energy, Inc.	41,880	3,258,683
Energen Corp.	223,437	15,461,840
Gulfport Energy Corp. (a)	191,460	8,263,414
Laredo Petroleum, Inc. (a)	142,082	1,935,157
Memorial Resource Development Corp.	215,188	4,069,205
Newfield Exploration Co. (a)	278,615	10,534,433
Oasis Petroleum, Inc. (a)	107,080	1,818,218
Pacific Ethanol, Inc. (a)	59,818	688,505
PBF Energy, Inc. Class A	330,900	8,874,738
Pioneer Natural Resources Co.	16,960	2,507,197
Rex American Resources Corp. (a)	18,863	1,204,780
SemGroup Corp. Class A	48,767	3,837,963
Sunoco Logistics Partners, LP	262,572	12,130,826
Synergy Resources Corp. (a)	185,098	2,130,478
Tsakos Energy Navigation Ltd.	1,075,486	10,281,646
Ultra Petroleum Corp. (a)	171,263	2,382,268
Valero Energy Corp.	47,600	2,819,824
Whiting Petroleum Corp. (a)	39,421	1,300,499
		123,615,379
TOTAL ENERGY		162,742,251
Common Stocks - continued
	Shares	Value
FINANCIALS - 12.5%
Banks - 3.4%
BankUnited, Inc.	253,886	$ 8,528,031
BOK Financial Corp.	146,410	9,469,799
Cathay General Bancorp	97,190	2,937,082
CIT Group, Inc.	248,646	11,502,364
Columbia Banking Systems, Inc.	149,468	4,515,428
Comerica, Inc.	300,524	14,710,650
Cullen/Frost Bankers, Inc.	77,234	5,669,748
CVB Financial Corp.	147,514	2,419,230
East West Bancorp, Inc.	304,356	13,056,872
First Niagara Financial Group, Inc.	288,250	2,568,308
First Republic Bank	196,245	11,882,635
FirstMerit Corp.	207,696	4,079,149
Hancock Holding Co.	274,431	7,994,175
Home Bancshares, Inc.	119,052	4,060,864
Huntington Bancshares, Inc.	1,308,825	14,567,222
Investors Bancorp, Inc.	1,535,378	18,439,890
PacWest Bancorp	120,256	5,398,292
Pinnacle Financial Partners, Inc.	112,575	5,573,588
PrivateBancorp, Inc.	257,087	9,802,727
Regions Financial Corp.	419,604	4,233,804
SVB Financial Group (a)	261,586	35,290,567
Talmer Bancorp, Inc. Class A	142,152	2,258,795
TCF Financial Corp.	195,000	3,069,300
Texas Capital Bancshares, Inc. (a)	49,540	2,694,976
UMB Financial Corp.	5,213	269,981
Umpqua Holdings Corp.	570,454	10,034,286
United Community Bank, Inc.	606,880	11,621,752
Webster Financial Corp.	569,855	21,591,806
		248,241,321
Capital Markets - 2.2%
Affiliated Managers Group, Inc. (a)	20,313	4,543,206
American Capital Ltd. (a)	964,425	13,694,835
Ameriprise Financial, Inc.	48,280	6,015,205
Ares Capital Corp.	244,803	4,100,450
E*TRADE Financial Corp. (a)	1,126,164	33,176,791
Janus Capital Group, Inc.	316,647	5,747,143
Lazard Ltd. Class A	470,351	26,132,702
Raymond James Financial, Inc.	576,913	33,530,184
SEI Investments Co.	73,600	3,521,024
Stifel Financial Corp. (a)	259,299	13,810,265
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
T. Rowe Price Group, Inc.	42,957	$ 3,466,200
Waddell & Reed Financial, Inc. Class A	60,178	2,875,305
WisdomTree Investments, Inc.	267,600	5,715,936
		156,329,246
Consumer Finance - 0.6%
Ally Financial, Inc. (a)	556,175	12,608,487
Discover Financial Services	201,020	11,713,435
PRA Group, Inc. (a)	143,905	8,168,048
Santander Consumer U.S.A. Holdings, Inc.	339,690	8,322,405
SLM Corp. (a)	378,944	3,887,965
		44,700,340
Diversified Financial Services - 0.8%
IntercontinentalExchange Group, Inc.	8,821	2,088,636
Leucadia National Corp.	508,726	12,529,921
MarketAxess Holdings, Inc.	28,862	2,552,844
Voya Financial, Inc.	909,007	41,187,107
		58,358,508
Insurance - 2.0%
Allied World Assurance Co.	614,874	26,125,996
American Equity Investment Life Holding Co.	179,143	4,552,024
American Financial Group, Inc.	64,467	4,093,655
AmTrust Financial Services, Inc.	95,403	5,741,353
Aon PLC	12,462	1,261,404
Cincinnati Financial Corp.	93,702	4,739,447
CNO Financial Group, Inc.	898,430	16,171,740
FNF Group	754,334	28,634,519
FNFV Group (a)	243,415	3,738,854
HCC Insurance Holdings, Inc.	157,255	8,991,841
Primerica, Inc.	65,594	2,901,223
Reinsurance Group of America, Inc.	46,446	4,345,023
Torchmark Corp.	76,208	4,349,191
Unum Group	92,681	3,240,128
White Mountains Insurance Group Ltd.	30,546	19,831,685
XL Group PLC Class A	182,300	6,869,064
		145,587,147
Real Estate Investment Trusts - 2.2%
Altisource Residential Corp. Class B	60,085	1,076,723
American Residential Properties, Inc. (a)	160,637	2,979,816
Ashford Hospitality Trust, Inc.	262,816	2,260,218
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
BioMed Realty Trust, Inc.	1,007,276	$ 20,538,358
CBL & Associates Properties, Inc.	332,225	5,863,771
Chesapeake Lodging Trust	128,848	4,003,307
Corporate Office Properties Trust (SBI)	150,603	3,865,979
Corrections Corp. of America	131,806	4,634,299
Cousins Properties, Inc.	267,207	2,578,548
DuPont Fabros Technology, Inc.	425,000	13,702,000
Essex Property Trust, Inc.	13,300	2,960,846
Extra Space Storage, Inc.	141,070	9,879,132
Hersha Hospitality Trust	571,289	3,633,398
iStar Financial, Inc. (a)	371,670	5,281,431
Kite Realty Group Trust	147,069	3,978,216
Liberty Property Trust (SBI)	538,240	18,806,106
Medical Properties Trust, Inc.	482,938	6,548,639
Mid-America Apartment Communities, Inc.	85,044	6,496,511
National Retail Properties, Inc.	110,748	4,154,157
Physicians Realty Trust	484,095	7,774,566
Prologis, Inc.	47,039	1,862,274
Ryman Hospitality Properties, Inc.	212,215	11,695,169
Sunstone Hotel Investors, Inc.	731,900	11,168,794
Weyerhaeuser Co.	168,516	5,486,881
		161,229,139
Real Estate Management & Development - 1.1%
Alexander & Baldwin, Inc.	519,078	21,318,533
Altisource Portfolio Solutions SA (a)	34,273	943,193
CBRE Group, Inc. (a)	533,555	20,403,143
Howard Hughes Corp. (a)	26,058	3,838,083
Jones Lang LaSalle, Inc.	38,268	6,629,166
Kennedy-Wilson Holdings, Inc.	396,794	10,146,023
Realogy Holdings Corp. (a)	307,360	14,430,552
		77,708,693
Thrifts & Mortgage Finance - 0.2%
BofI Holding, Inc. (a)	68,835	6,481,504
EverBank Financial Corp.	546,004	10,068,314
Walker & Dunlop, Inc. (a)	32,642	803,646
		17,353,464
TOTAL FINANCIALS		909,507,858
Common Stocks - continued
	Shares	Value
HEALTH CARE - 7.6%
Biotechnology - 0.9%
ACADIA Pharmaceuticals, Inc. (a)	103,868	$ 4,279,362
Alnylam Pharmaceuticals, Inc. (a)	42,075	5,515,612
Cepheid, Inc. (a)	82,210	4,535,526
Enanta Pharmaceuticals, Inc. (a)	54,643	2,233,806
Exact Sciences Corp. (a)	257,459	6,953,968
Incyte Corp. (a)	53,653	5,909,878
Insys Therapeutics, Inc. (a)	16,910	1,007,836
KYTHERA Biopharmaceuticals, Inc. (a)	59,142	2,978,983
Ligand Pharmaceuticals, Inc. Class B (a)	120,810	10,644,569
Merrimack Pharmaceuticals, Inc. (a)	198,115	2,337,757
Neurocrine Biosciences, Inc. (a)	103,638	4,545,563
Regulus Therapeutics, Inc. (a)	44,412	627,097
Repligen Corp. (a)	195,533	7,969,925
Seattle Genetics, Inc. (a)	93,446	4,026,588
		63,566,470
Health Care Equipment & Supplies - 2.1%
Abiomed, Inc. (a)	78,631	4,695,843
Accuray, Inc. (a)	263,740	1,620,682
Alere, Inc. (a)	149,717	7,722,403
Analogic Corp.	100,799	8,528,603
Anika Therapeutics, Inc. (a)	157,404	5,309,237
Cryolife, Inc.	99,775	1,068,590
DexCom, Inc. (a)	98,869	7,090,885
Globus Medical, Inc. (a)	516,241	13,391,292
HeartWare International, Inc. (a)	117,790	8,689,368
Hill-Rom Holdings, Inc.	90,656	4,674,223
Hologic, Inc. (a)	371,475	13,287,661
IDEXX Laboratories, Inc. (a)	39,035	5,293,146
NuVasive, Inc. (a)	152,908	7,729,499
Sirona Dental Systems, Inc. (a)	96,893	9,565,277
St. Jude Medical, Inc.	77,064	5,683,470
Steris Corp.	274,248	18,327,994
The Cooper Companies, Inc.	43,055	7,826,107
Thoratec Corp. (a)	86,533	3,927,733
West Pharmaceutical Services, Inc.	194,436	10,526,765
Zimmer Holdings, Inc.	65,376	7,458,748
		152,417,526
Health Care Providers & Services - 2.3%
Air Methods Corp. (a)	79,033	3,332,031
BioScrip, Inc. (a)	493,484	1,751,868
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Brookdale Senior Living, Inc. (a)	558,250	$ 21,040,443
Capital Senior Living Corp. (a)	62,010	1,597,378
Centene Corp. (a)	87,100	6,562,114
Chemed Corp.	53,672	6,665,526
Community Health Systems, Inc. (a)	101,957	5,639,242
Envision Healthcare Holdings, Inc. (a)	116,182	4,292,925
ExamWorks Group, Inc. (a)	282,166	11,534,946
Five Star Quality Care, Inc. (a)	255,669	1,183,747
HealthSouth Corp.	563,257	24,310,172
Henry Schein, Inc. (a)	50,666	7,177,852
Kindred Healthcare, Inc.	345,100	7,906,241
Laboratory Corp. of America Holdings (a)	48,650	5,738,268
MEDNAX, Inc. (a)	108,569	7,727,941
Premier, Inc. (a)	179,357	6,872,960
Select Medical Holdings Corp.	295,978	4,839,240
Tenet Healthcare Corp. (a)	158,279	8,418,860
Universal Health Services, Inc. Class B	96,685	12,528,442
VCA, Inc. (a)	355,631	18,656,402
		167,776,598
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	250,600	3,525,942
HMS Holdings Corp. (a)	241,212	4,110,252
iCAD, Inc. (a)	70,092	309,106
MedAssets, Inc. (a)	138,911	2,899,073
		10,844,373
Life Sciences Tools & Services - 1.1%
Affymetrix, Inc. (a)	477,956	5,606,424
Bio-Techne Corp.	45,939	4,651,324
Cambrex Corp. (a)	88,975	3,560,780
Charles River Laboratories International, Inc. (a)	178,759	12,931,426
ICON PLC (a)	128,782	8,354,088
PAREXEL International Corp. (a)	315,684	20,983,515
PerkinElmer, Inc.	254,040	13,395,529
Sequenom, Inc. (a)	1,415,731	4,742,699
VWR Corp.	170,795	4,657,580
Waters Corp. (a)	34,284	4,581,028
		83,464,393
Pharmaceuticals - 1.1%
Akorn, Inc. (a)	48,850	2,242,215
Catalent, Inc. (a)	150,805	4,819,728
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Flamel Technologies SA sponsored ADR (a)	583,701	$ 10,710,913
GW Pharmaceuticals PLC ADR (a)	106,860	12,193,795
Horizon Pharma PLC (a)	533,232	17,292,714
Jazz Pharmaceuticals PLC (a)	83,607	14,994,915
Lannett Co., Inc. (a)	131,175	7,297,265
Nektar Therapeutics (a)	320,294	3,683,381
Pacira Pharmaceuticals, Inc. (a)	38,106	2,980,270
Perrigo Co. PLC	16,854	3,207,316
		79,422,512
TOTAL HEALTH CARE		557,491,872
INDUSTRIALS - 8.6%
Aerospace & Defense - 1.1%
AeroVironment, Inc. (a)	43,220	1,117,237
BE Aerospace, Inc.	47,002	2,695,095
HEICO Corp. Class A	147,208	7,360,400
Hexcel Corp.	295,514	14,551,109
KEYW Holding Corp. (a)	313,700	2,195,900
KLX, Inc. (a)	18,001	789,164
Spirit AeroSystems Holdings, Inc. Class A (a)	387,795	21,169,729
Teledyne Technologies, Inc. (a)	111,739	11,322,513
Textron, Inc.	68,800	3,111,136
TransDigm Group, Inc.	41,355	9,347,884
Triumph Group, Inc.	64,464	4,299,104
		77,959,271
Air Freight & Logistics - 0.1%
Forward Air Corp.	95,246	4,940,410
Airlines - 0.4%
Air Canada (a)	625,410	6,919,943
Allegiant Travel Co.	59,523	9,373,087
American Airlines Group, Inc.	52,946	2,243,322
Hawaiian Holdings, Inc. (a)	69,501	1,683,314
JetBlue Airways Corp. (a)	316,925	6,389,208
		26,608,874
Building Products - 0.7%
A.O. Smith Corp.	227,980	16,273,212
Armstrong World Industries, Inc. (a)	154,570	8,488,984
Builders FirstSource, Inc. (a)	110,274	1,354,165
Caesarstone Sdot-Yam Ltd.	18,731	1,157,950
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Continental Building Products, Inc. (a)	150,800	$ 3,362,840
Griffon Corp.	58,838	939,643
Masonite International Corp. (a)	65,210	4,448,626
Owens Corning	188,843	7,999,389
Ply Gem Holdings, Inc. (a)	63,853	788,585
Universal Forest Products, Inc.	63,650	3,523,664
USG Corp. (a)	51,035	1,471,849
		49,808,907
Commercial Services & Supplies - 0.8%
Casella Waste Systems, Inc. Class A (a)	1,180,154	6,490,847
Clean Harbors, Inc. (a)	60,050	3,383,217
Covanta Holding Corp.	195,900	4,329,390
Herman Miller, Inc.	140,221	3,884,122
Interface, Inc.	225,778	4,861,000
KAR Auction Services, Inc.	210,065	7,827,022
Knoll, Inc.	250,960	5,711,850
Pitney Bowes, Inc.	215,110	4,700,154
Ritchie Brothers Auctioneers, Inc.	234,350	6,622,731
Steelcase, Inc. Class A	772,512	13,287,206
		61,097,539
Construction & Engineering - 0.2%
Fluor Corp.	66,275	3,725,981
KBR, Inc.	391,950	7,505,843
Quanta Services, Inc. (a)	190,816	5,594,725
		16,826,549
Electrical Equipment - 0.6%
Acuity Brands, Inc.	41,532	7,329,983
Encore Wire Corp.	344,199	15,034,612
Generac Holdings, Inc. (a)	249,030	10,404,473
Regal Beloit Corp.	116,813	9,133,608
Rockwell Automation, Inc.	32,500	3,993,925
		45,896,601
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	58,786	5,828,632
Machinery - 2.2%
Allison Transmission Holdings, Inc.	1,154,568	35,329,781
CLARCOR, Inc.	105,027	6,470,713
Flowserve Corp.	69,407	3,817,385
Harsco Corp.	170,600	2,748,366
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
IDEX Corp.	63,011	$ 4,868,230
ITT Corp.	537,618	22,945,536
Lincoln Electric Holdings, Inc.	192,314	12,925,424
Manitowoc Co., Inc.	133,600	2,519,696
Meritor, Inc. (a)	155,200	2,220,912
Middleby Corp. (a)	44,978	4,889,109
Oshkosh Corp.	236,385	11,857,072
Parker Hannifin Corp.	7,552	909,487
Rexnord Corp. (a)	88,274	2,261,580
Terex Corp.	115,027	2,844,618
Trinity Industries, Inc.	574,614	17,232,674
Twin Disc, Inc.	61,145	1,090,215
Valmont Industries, Inc.	13,700	1,704,965
WABCO Holdings, Inc. (a)	49,585	6,268,536
Wabtec Corp.	99,731	10,003,019
Watts Water Technologies, Inc. Class A	9,064	481,570
Woodward, Inc.	78,459	3,996,701
Xylem, Inc.	76,151	2,784,842
		160,170,431
Marine - 0.2%
Danaos Corp. (a)	125,433	817,823
Kirby Corp. (a)	146,912	11,269,620
		12,087,443
Professional Services - 0.7%
51job, Inc. sponsored ADR (a)	37,010	1,148,790
CEB, Inc.	56,436	4,773,921
Equifax, Inc.	59,069	5,926,393
Huron Consulting Group, Inc. (a)	61,291	3,941,011
Korn/Ferry International	225,000	7,220,250
On Assignment, Inc. (a)	179,251	6,720,120
Robert Half International, Inc.	77,240	4,354,019
Towers Watson & Co.	112,245	15,484,198
TrueBlue, Inc. (a)	152,581	4,345,507
		53,914,209
Road & Rail - 0.9%
AMERCO	50,528	16,623,712
Con-way, Inc.	269,215	10,895,131
Kansas City Southern	43,692	3,954,126
Knight Transportation, Inc.	192,260	5,498,636
Old Dominion Freight Lines, Inc. (a)	126,129	8,578,033
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Ryder System, Inc.	157,933	$ 14,474,559
Swift Transporation Co. (a)	202,306	4,707,661
		64,731,858
Trading Companies & Distributors - 0.6%
AerCap Holdings NV (a)	320,225	15,447,654
Beacon Roofing Supply, Inc. (a)	37,337	1,170,888
CAI International, Inc. (a)	29,079	628,688
GATX Corp.	233,600	13,013,856
HD Supply Holdings, Inc. (a)	121,774	3,951,566
MSC Industrial Direct Co., Inc. Class A	58,307	4,044,757
Watsco, Inc.	44,132	5,557,101
WESCO International, Inc. (a)	52,535	3,775,165
		47,589,675
TOTAL INDUSTRIALS		627,460,399
INFORMATION TECHNOLOGY - 11.0%
Communications Equipment - 1.1%
Arris Group, Inc. (a)	342,907	11,319,360
Aviat Networks, Inc. (a)	105,200	119,928
Brocade Communications Systems, Inc.	748,255	9,252,173
Ceragon Networks Ltd. (a)	172,700	226,237
Ciena Corp. (a)	957,963	23,106,068
Finisar Corp. (a)	300,446	6,579,767
Harris Corp.	87,205	6,908,380
Infinera Corp. (a)	360,245	7,435,457
JDS Uniphase Corp. (a)	852,131	10,924,319
Radware Ltd. (a)	61,104	1,442,665
Sonus Networks, Inc. (a)	147,700	1,156,491
		78,470,845
Electronic Equipment & Components - 2.4%
Arrow Electronics, Inc. (a)	130,468	7,931,150
Avnet, Inc.	124,896	5,496,673
CDW Corp.	470,780	17,465,938
Cognex Corp.	178,286	8,998,094
Dolby Laboratories, Inc. Class A	75,400	2,951,910
FEI Co.	85,578	6,983,165
FLIR Systems, Inc.	397,359	12,139,317
II-VI, Inc. (a)	129,600	2,419,632
Ingram Micro, Inc. Class A (a)	313,962	8,417,321
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
IPG Photonics Corp. (a)	134,949	$ 12,798,563
Itron, Inc. (a)	60,500	2,171,345
Keysight Technologies, Inc. (a)	213,966	7,030,923
Littelfuse, Inc.	26,280	2,541,276
Maxwell Technologies, Inc. (a)	201,400	1,027,140
Mercury Systems, Inc. (a)	186,400	2,544,360
Methode Electronics, Inc. Class A	94,556	4,437,513
Newport Corp. (a)	99,397	1,877,609
OSI Systems, Inc. (a)	26,420	1,908,581
Rogers Corp. (a)	66,544	4,807,804
ScanSource, Inc. (a)	181,171	7,047,552
SYNNEX Corp.	174,038	14,387,721
Tech Data Corp. (a)	383,817	24,226,529
Trimble Navigation Ltd. (a)	186,983	4,382,882
Universal Display Corp. (a)	203,446	10,927,085
		174,920,083
Internet Software & Services - 1.1%
Akamai Technologies, Inc. (a)	33,535	2,557,714
Bankrate, Inc. (a)	146,000	1,781,200
Care.com, Inc. (a)	95,319	587,165
Constant Contact, Inc. (a)	117,363	3,199,315
CoStar Group, Inc. (a)	38,335	8,008,565
DealerTrack Holdings, Inc. (a)	423,927	17,677,756
Five9, Inc. (a)	390,560	1,987,950
GoDaddy, Inc. (a)	189,953	5,115,434
Google, Inc. Class C	3,182	1,693,174
HomeAway, Inc. (a)	204,861	5,750,448
LogMeIn, Inc. (a)	192,920	12,244,632
Monster Worldwide, Inc. (a)	824,257	5,003,240
Qihoo 360 Technology Co. Ltd. ADR (a)	16,466	857,055
Rackspace Hosting, Inc. (a)	84,890	3,403,240
SciQuest, Inc. (a)	193,296	2,949,697
SouFun Holdings Ltd. ADR	109,355	812,508
TechTarget, Inc. (a)	177,948	1,646,019
Web.com Group, Inc. (a)	51,360	1,164,331
Wix.com Ltd. (a)	55,212	1,375,331
XO Group, Inc. (a)	113,144	1,837,459
		79,652,233
IT Services - 1.5%
Acxiom Corp. (a)	169,900	2,815,243
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Amdocs Ltd.	204,780	$ 11,232,183
Black Knight Financial Services, Inc. Class A	22,180	611,724
Booz Allen Hamilton Holding Corp. Class A	227,410	5,764,844
Convergys Corp.	74,400	1,847,352
CoreLogic, Inc. (a)	545,611	21,267,917
DST Systems, Inc.	21,400	2,533,760
EPAM Systems, Inc. (a)	100,913	7,256,654
Euronet Worldwide, Inc. (a)	330,902	19,787,940
Fidelity National Information Services, Inc.	100,795	6,319,847
Genpact Ltd. (a)	287,965	6,476,333
Heartland Payment Systems, Inc.	64,090	3,425,611
Lionbridge Technologies, Inc. (a)	517,757	2,858,019
MoneyGram International, Inc. (a)	175,900	1,709,748
Neustar, Inc. Class A (a)	60,800	1,661,056
Science Applications International Corp.	12,009	636,477
Total System Services, Inc.	179,020	7,375,624
VeriFone Systems, Inc. (a)	57,720	2,203,172
Virtusa Corp. (a)	48,298	2,197,559
		107,981,063
Semiconductors & Semiconductor Equipment - 1.5%
Atmel Corp.	558,883	4,957,292
Cavium, Inc. (a)	81,511	5,735,929
Ceva, Inc. (a)	57,000	1,170,780
Cypress Semiconductor Corp.	182,800	2,509,844
FormFactor, Inc. (a)	208,000	1,936,480
Inphi Corp. (a)	66,919	1,602,041
Integrated Device Technology, Inc. (a)	419,475	9,922,681
M/A-COM Technology Solutions Holdings, Inc. (a)	216,865	8,275,568
Mellanox Technologies Ltd. (a)	117,583	5,916,777
Micron Technology, Inc. (a)	70,307	1,963,675
Microsemi Corp. (a)	59,351	2,159,783
MKS Instruments, Inc.	95,064	3,584,863
Monolithic Power Systems, Inc.	152,685	8,336,601
PMC-Sierra, Inc. (a)	339,812	3,085,493
Power Integrations, Inc.	84,683	4,298,509
Rambus, Inc. (a)	301,300	4,606,877
Rudolph Technologies, Inc. (a)	64,200	817,908
Silicon Laboratories, Inc. (a)	84,749	4,698,485
Skyworks Solutions, Inc.	122,510	13,397,694
Synaptics, Inc. (a)	60,120	5,990,357
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Tower Semiconductor Ltd. (a)	100,908	$ 1,557,010
Ultratech, Inc. (a)	192,250	3,833,465
Veeco Instruments, Inc. (a)	366,667	11,102,677
		111,460,789
Software - 3.1%
Aspen Technology, Inc. (a)	266,421	11,402,819
Autodesk, Inc. (a)	89,894	4,867,760
AVG Technologies NV (a)	38,784	950,984
Barracuda Networks, Inc. (a)	91,200	3,587,808
CA Technologies, Inc.	93,900	2,859,255
Cadence Design Systems, Inc. (a)	407,239	8,059,260
Callidus Software, Inc. (a)	290,672	4,162,423
Check Point Software Technologies Ltd. (a)	14,879	1,260,549
CommVault Systems, Inc. (a)	95,510	4,243,509
Comverse, Inc. (a)	94,670	2,278,707
Covisint Corp. (a)	1,113,472	2,995,240
Datawatch Corp. (a)	152,948	1,081,342
Electronic Arts, Inc. (a)	272,400	17,094,462
Fair Isaac Corp.	48,654	4,267,929
Fortinet, Inc. (a)	179,844	7,204,551
GameLoft SE (a)	176,513	868,512
Gigamon, Inc. (a)	72,700	2,236,252
Guidewire Software, Inc. (a)	92,703	4,491,460
Infoblox, Inc. (a)	571,537	14,854,247
Interactive Intelligence Group, Inc. (a)	74,688	3,228,762
Manhattan Associates, Inc. (a)	239,927	13,159,996
Mentor Graphics Corp.	395,121	10,316,609
MicroStrategy, Inc. Class A (a)	29,780	5,240,684
Model N, Inc. (a)	114,352	1,321,909
Nuance Communications, Inc. (a)	237,200	4,001,564
Parametric Technology Corp. (a)	301,320	12,435,476
Qlik Technologies, Inc. (a)	148,322	5,364,807
Qualys, Inc. (a)	150,895	6,144,444
Rally Software Development Corp. (a)	183,956	3,572,426
Rovi Corp. (a)	215,350	3,609,266
SeaChange International, Inc. (a)	223,117	1,508,271
Silver Spring Networks, Inc. (a)	173,900	2,377,213
SolarWinds, Inc. (a)	93,666	4,444,452
Solera Holdings, Inc.	134,614	6,640,509
Synchronoss Technologies, Inc. (a)	111,587	4,914,291
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Synopsys, Inc. (a)	219,925	$ 10,972,058
Tangoe, Inc. (a)	230,290	2,926,986
Ultimate Software Group, Inc. (a)	64,343	10,410,054
Verint Systems, Inc. (a)	255,584	16,528,617
		227,885,463
Technology Hardware, Storage & Peripherals - 0.3%
Cray, Inc. (a)	155,985	4,770,021
Electronics for Imaging, Inc. (a)	188,529	8,150,109
NCR Corp. (a)	134,256	4,034,393
Quantum Corp. (a)	400,200	816,408
SanDisk Corp.	44,010	3,009,404
Seagate Technology LLC	18,868	1,049,816
		21,830,151
TOTAL INFORMATION TECHNOLOGY		802,200,627
MATERIALS - 3.0%
Chemicals - 1.5%
Albemarle Corp. U.S.	116,790	7,024,919
Ashland, Inc.	42,896	5,464,950
Celanese Corp. Class A	112,595	7,752,166
Chemtura Corp. (a)	395,708	10,984,854
Cytec Industries, Inc.	55,800	3,375,342
FMC Corp.	77,375	4,423,529
Intrepid Potash, Inc. (a)	599,135	6,961,949
LSB Industries, Inc. (a)	369,924	15,732,868
Methanex Corp.	73,970	4,105,347
Olin Corp.	273,600	8,000,064
PolyOne Corp.	278,486	10,830,321
Quaker Chemical Corp.	56,629	4,834,984
The Scotts Miracle-Gro Co. Class A	104,094	6,376,798
Tronox Ltd. Class A	143,112	2,412,868
Valspar Corp.	112,078	9,354,030
		107,634,989
Construction Materials - 0.2%
Eagle Materials, Inc.	17,798	1,485,777
Headwaters, Inc. (a)	305,483	5,798,067
Martin Marietta Materials, Inc.	34,111	5,082,880
		12,366,724
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.8%
Avery Dennison Corp.	67,200	$ 4,160,352
Berry Plastics Group, Inc. (a)	524,242	17,546,380
Crown Holdings, Inc. (a)	158,250	8,749,643
Graphic Packaging Holding Co.	351,910	5,011,198
Rock-Tenn Co. Class A	302,307	19,692,278
Sealed Air Corp.	47,220	2,299,614
		57,459,465
Metals & Mining - 0.4%
Carpenter Technology Corp.	60,685	2,478,375
Cliffs Natural Resources, Inc.	167,400	888,894
Globe Specialty Metals, Inc.	58,989	1,140,257
Materion Corp.	31,043	1,154,489
New Gold, Inc. (a)	1,381,496	4,487,974
Nucor Corp.	45,500	2,152,150
Royal Gold, Inc.	29,478	1,909,290
United States Steel Corp.	392,810	9,584,564
Yamana Gold, Inc.	2,309,120	8,299,909
		32,095,902
Paper & Forest Products - 0.1%
Mercer International, Inc. (SBI) (a)	402,499	5,707,436
TOTAL MATERIALS		215,264,516
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.3%
8x8, Inc. (a)	286,485	2,389,285
inContact, Inc. (a)	581,913	5,656,194
Level 3 Communications, Inc. (a)	142,200	7,889,256
Vonage Holdings Corp. (a)	692,760	3,228,262
Zayo Group Holdings, Inc.	177,760	4,673,310
		23,836,307
Wireless Telecommunication Services - 0.2%
RingCentral, Inc. (a)	161,785	2,764,906
SBA Communications Corp. Class A (a)	73,230	8,187,846
Telephone & Data Systems, Inc.	39,500	1,172,755
U.S. Cellular Corp. (a)	28,200	1,102,620
		13,228,127
TOTAL TELECOMMUNICATION SERVICES		37,064,434
Common Stocks - continued
	Shares	Value
UTILITIES - 1.1%
Electric Utilities - 0.4%
Allete, Inc.	31,986	$ 1,610,495
Great Plains Energy, Inc.	198,679	5,179,562
ITC Holdings Corp.	126,499	4,464,150
Portland General Electric Co.	95,575	3,341,302
UIL Holdings Corp.	134,305	6,807,920
Westar Energy, Inc.	141,539	5,190,235
		26,593,664
Gas Utilities - 0.2%
Atmos Energy Corp.	202,655	10,947,423
Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corp.	483,600	1,431,045
Dynegy, Inc. (a)	535,825	17,328,581
NRG Energy, Inc.	385,785	9,721,782
Ormat Technologies, Inc.	90,100	3,342,710
		31,824,118
Multi-Utilities - 0.1%
Ameren Corp.	239,290	9,626,637
TOTAL UTILITIES		78,991,842
TOTAL COMMON STOCKS (Cost $3,427,078,616)		4,050,217,071
Equity Funds - 38.0%

Mid-Cap Blend Funds - 5.6%
FMI Common Stock Fund	10,576,664	293,079,359
Spartan Extended Market Index Fund Investor Class (c)	1,968,822	113,226,974
TOTAL MID-CAP BLEND FUNDS		406,306,333
Mid-Cap Growth Funds - 9.3%
AllianceBernstein Discovery Growth Fund Class A	34,764,253	337,560,893
Fidelity Advisor Stock Selector Mid Cap Fund (c)	9,768,526	341,800,712
TOTAL MID-CAP GROWTH FUNDS		679,361,605
Sector Funds - 0.8%
Hennessy Small Cap Financial Fund Investor Class	2,631,856	58,058,738
Equity Funds - continued
	Shares	Value
Small Blend Funds - 7.4%
Goldman Sachs Small Cap Value Fund Institutional Class	5,542,710	$ 315,213,900
Vulcan Value Partners Small Cap Fund	12,072,347	223,459,135
TOTAL SMALL BLEND FUNDS		538,673,035
Small Growth Funds - 13.0%
Artisan Small Cap Fund Investor Shares (a)	1,734,147	54,729,666
ASTON/TAMRO Small Cap Fund Class N	7,342,820	148,398,383
Champlain Small Company Fund Advisor Class	19,523,484	325,846,955
Meridian Growth Fund Legacy Class	11,162,131	417,686,959
TOTAL SMALL GROWTH FUNDS		946,661,963
Small Value Funds - 1.9%
Fidelity Small Cap Value Fund (c)	4,893,351	94,001,279
Royce Opportunity Fund Investment Class	3,610,838	48,926,862
TOTAL SMALL VALUE FUNDS		142,928,141
TOTAL EQUITY FUNDS (Cost $2,531,382,456)		2,771,989,815
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 6/4/15 to 8/27/15 (d) (Cost $16,019,537)	$ 16,020,000	16,019,924
Money Market Funds - 6.7%
	Shares
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $486,572,059)	486,572,059	486,572,059
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $6,461,052,668)		7,324,798,869
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(26,401,428)
NET ASSETS - 100%		$ 7,298,397,441
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,174 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2015	$ 178,823,680	$ 3,076,718
1,441 ICE Russell 2000 Index Contracts (United States)	June 2015	179,303,630	1,663,557
TOTAL EQUITY INDEX CONTRACTS		$ 358,127,310	$ 4,740,275

The face value of futures purchased as a percentage of net assets is 5%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,019,924.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Stock Selector Mid Cap Fund	$ 339,358,581	$ -	$ -	$ -	$ 341,800,712
Fidelity Small Cap Value Fund	93,903,412	-	-	-	94,001,279
Spartan Extended Market Index Fund Investor Class	357,772,322	3,746,194	250,000,000	2,482,210	113,226,974
Total	$ 791,034,315	$ 3,746,194	$ 250,000,000	$ 2,482,210	$ 549,028,965
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 585,362,402	$ 585,362,402	$ -	$ -
Consumer Staples	74,130,870	74,130,870	-	-
Energy	162,742,251	162,742,251	-	-
Financials	909,507,858	909,507,858	-	-
Health Care	557,491,872	557,491,872	-	-
Industrials	627,460,399	627,460,399	-	-
Information Technology	802,200,627	802,200,627	-	-
Materials	215,264,516	215,264,516	-	-
Telecommunication Services	37,064,434	37,064,434	-	-
Utilities	78,991,842	78,991,842	-	-
Equity Funds	2,771,989,815	2,771,989,815	-	-
U.S. Treasury Obligations	16,019,924	-	16,019,924	-
Money Market Funds	486,572,059	486,572,059	-	-
Total Investments in Securities:	$ 7,324,798,869	$ 7,308,778,945	$ 16,019,924	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 4,740,275	$ 4,740,275	$ -	$ -
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $6,469,012,505. Net unrealized appreciation aggregated $855,786,364, of which $1,003,491,042 related to appreciated investment securities and $147,704,678 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Core Income Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2015

1.912894.104

SSC-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 8.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.1%
Ford Motor Co. 4.75% 1/15/43	$ 250,000	$ 253,125
General Motors Co. 3.5% 10/2/18	3,180,000	3,268,404
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,015,000	1,029,411
3% 9/25/17	2,334,000	2,383,640
3.25% 5/15/18	1,670,000	1,709,696
3.5% 7/10/19	3,787,000	3,865,262
4.25% 5/15/23	1,875,000	1,920,364
4.375% 9/25/21	7,321,000	7,624,997
4.75% 8/15/17	1,755,000	1,855,119
		23,910,018
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
4.25% 6/15/23	2,536,000	2,684,102
6.875% 8/15/18	650,000	746,153
		3,430,255
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
1.875% 5/29/19	1,400,000	1,408,285
2.625% 1/15/22	95,000	94,524
		1,502,809
Household Durables - 0.2%
D.R. Horton, Inc.:
4% 2/15/20	18,400,000	18,492,000
4.375% 9/15/22	1,050,000	1,044,750
Toll Brothers Finance Corp.:
4.375% 4/15/23	5,000,000	5,075,000
5.875% 2/15/22	12,000,000	13,080,000
		37,691,750
Internet & Catalog Retail - 0.0%
Amazon.com, Inc. 1.2% 11/29/17	350,000	349,853
Media - 0.4%
21st Century Fox America, Inc.:
4.75% 9/15/44	645,000	655,786
6.15% 3/1/37	2,054,000	2,466,620
6.15% 2/15/41	1,725,000	2,069,903
7.75% 12/1/45	1,484,000	2,094,678
CBS Corp. 4.3% 2/15/21	270,000	291,474
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 9/30/22	$ 10,000,000	$ 10,150,000
Comcast Corp.:
4.6% 8/15/45	1,140,000	1,177,907
5.7% 7/1/19	1,100,000	1,266,483
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.8% 3/15/22	2,370,000	2,432,267
5.875% 10/1/19	1,592,000	1,816,243
Discovery Communications LLC:
3.25% 4/1/23	393,000	381,637
5.625% 8/15/19	225,000	253,043
NBCUniversal, Inc. 5.15% 4/30/20	1,870,000	2,127,086
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (d)	10,000,000	10,037,500
Scripps Networks Interactive, Inc. 3.95% 6/15/25 (e)	710,000	711,847
Time Warner Cable, Inc.:
4% 9/1/21	16,424,000	16,935,493
4.5% 9/15/42	5,613,000	4,846,489
5.5% 9/1/41	2,591,000	2,493,814
5.875% 11/15/40	5,543,000	5,590,914
6.55% 5/1/37	6,351,000	6,831,117
6.75% 7/1/18	1,413,000	1,585,328
7.3% 7/1/38	6,393,000	7,424,881
8.25% 4/1/19	6,565,000	7,779,735
8.75% 2/14/19	1,400,000	1,669,829
Time Warner, Inc.:
4% 1/15/22	750,000	787,238
4.7% 1/15/21	1,825,000	2,002,932
4.9% 6/15/42	7,000,000	7,160,216
6.2% 3/15/40	2,433,000	2,868,697
Viacom, Inc.:
4.25% 9/1/23	6,988,000	7,218,576
5.625% 9/15/19	775,000	867,384
5.85% 9/1/43	270,000	278,699
Walt Disney Co.:
1.1% 12/1/17	300,000	300,205
2.75% 8/16/21	200,000	206,332
		114,780,353
Multiline Retail - 0.1%
Family Tree Escrow LLC 5.25% 3/1/20 (d)	26,500,000	27,791,875
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.0%
Home Depot, Inc.:
4.875% 2/15/44	$ 425,000	$ 460,032
5.875% 12/16/36	200,000	245,918
		705,950
TOTAL CONSUMER DISCRETIONARY		210,162,863
CONSUMER STAPLES - 0.4%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	4,375,000	4,988,568
Constellation Brands, Inc.:
3.75% 5/1/21	13,210,000	13,292,563
3.875% 11/15/19	5,215,000	5,338,856
4.25% 5/1/23	19,970,000	20,169,700
4.75% 11/15/24	5,595,000	5,797,819
6% 5/1/22	2,360,000	2,660,900
PepsiCo, Inc.:
2.75% 3/5/22	95,000	96,064
4.5% 1/15/20	1,925,000	2,135,212
SABMiller Holdings, Inc. 3.75% 1/15/22 (d)	1,593,000	1,662,433
		56,142,115
Food & Staples Retailing - 0.0%
CVS Health Corp.:
5.3% 12/5/43	40,000	45,562
5.75% 6/1/17	1,005,000	1,095,222
Kroger Co. 2.3% 1/15/19	170,000	171,872
Wal-Mart Stores, Inc.:
5.25% 9/1/35	850,000	997,906
5.625% 4/1/40	350,000	428,970
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	2,632,000	2,659,539
		5,399,071
Food Products - 0.0%
CF Industries Holdings, Inc.:
4.95% 6/1/43	125,000	120,174
5.375% 3/15/44	330,000	339,110
6.875% 5/1/18	120,000	136,198
ConAgra Foods, Inc. 1.9% 1/25/18	919,000	919,108
General Mills, Inc. 5.65% 2/15/19	440,000	495,632
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods Group, Inc. 5.375% 2/10/20	$ 1,450,000	$ 1,631,104
The J.M. Smucker Co. 3.5% 3/15/25 (d)	310,000	309,533
Tyson Foods, Inc. 3.95% 8/15/24	450,000	466,564
Unilever Capital Corp. 4.25% 2/10/21	375,000	416,698
		4,834,121
Household Products - 0.0%
Procter & Gamble Co.:
2.3% 2/6/22	415,000	416,839
3.1% 8/15/23	660,000	685,305
		1,102,144
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	1,245,000	1,219,714
4% 1/31/24	980,000	1,014,220
9.25% 8/6/19	449,000	570,653
Philip Morris International, Inc.:
3.875% 8/21/42	600,000	549,503
5.65% 5/16/18	2,400,000	2,685,122
Reynolds American, Inc.:
3.25% 11/1/22	12,294,000	12,096,251
4.75% 11/1/42	9,939,000	9,318,429
6.15% 9/15/43	1,299,000	1,460,028
6.75% 6/15/17	1,810,000	1,992,204
7.25% 6/15/37	2,443,000	3,058,382
		33,964,506
TOTAL CONSUMER STAPLES		101,441,957
ENERGY - 1.6%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (d)	1,717,000	1,666,383
5.35% 3/15/20 (d)	2,258,000	2,300,606
5.85% 5/21/43 (d)(g)	7,892,000	6,550,360
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,212,000	1,302,456
Halliburton Co.:
4.75% 8/1/43	310,000	325,779
6.7% 9/15/38	170,000	220,062
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
Nabors Industries, Inc. 4.625% 9/15/21	$ 740,000	$ 745,740
Weatherford International Ltd. 5.125% 9/15/20	190,000	194,611
		13,305,997
Oil, Gas & Consumable Fuels - 1.5%
Anadarko Petroleum Corp. 6.95% 7/1/24	300,000	374,015
Apache Corp. 3.625% 2/1/21	305,000	318,555
BP Capital Markets PLC 4.5% 10/1/20	2,625,000	2,904,500
Buckeye Partners LP 2.65% 11/15/18	125,000	124,672
Cenovus Energy, Inc. 6.75% 11/15/39	190,000	224,622
Chesapeake Energy Corp.:
5.75% 3/15/23	7,360,000	7,268,000
6.125% 2/15/21	18,015,000	18,330,263
6.625% 8/15/20	34,670,000	36,223,216
7.25% 12/15/18	10,500,000	11,313,750
Chevron Corp.:
1.961% 3/3/20	125,000	125,278
2.355% 12/5/22	1,715,000	1,667,297
4.95% 3/3/19	975,000	1,091,101
CNOOC Nexen Finance 2014 ULC 1.625% 4/30/17	970,000	971,682
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (d)	949,000	957,527
3.3% 6/1/20 (d)	3,389,000	3,421,850
4.5% 6/1/25 (d)	1,418,000	1,436,122
5.8% 6/1/45 (d)	1,779,000	1,832,957
ConocoPhillips Co. 2.4% 12/15/22	1,425,000	1,384,822
DCP Midstream Operating LP:
2.5% 12/1/17	1,182,000	1,149,533
2.7% 4/1/19	1,070,000	1,015,181
3.875% 3/15/23	17,626,000	16,821,408
5.6% 4/1/44	3,773,000	3,533,260
Devon Energy Corp. 2.25% 12/15/18	730,000	737,029
Ecopetrol SA:
4.125% 1/16/25	270,000	255,285
5.875% 5/28/45	150,000	138,675
El Paso Corp. 6.5% 9/15/20	12,030,000	13,926,421
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)	3,195,000	3,282,003
Enable Midstream Partners LP:
2.4% 5/15/19 (d)	1,148,000	1,111,227
3.9% 5/15/24 (d)	1,210,000	1,152,857
Enbridge Energy Partners LP 4.2% 9/15/21	2,044,000	2,134,682
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Encana Corp. 6.625% 8/15/37	$ 125,000	$ 142,562
EnLink Midstream Partners LP 4.15% 6/1/25	355,000	355,043
Enterprise Products Operating LP:
3.75% 2/15/25	1,540,000	1,563,544
4.85% 3/15/44	550,000	550,073
6.5% 1/31/19	2,075,000	2,390,786
EOG Resources, Inc.:
3.9% 4/1/35	205,000	200,312
4.1% 2/1/21	285,000	308,755
Kinder Morgan Energy Partners LP:
4.15% 3/1/22	885,000	899,650
6.85% 2/15/20	595,000	692,396
Kinder Morgan, Inc.:
3.05% 12/1/19	19,734,000	19,818,718
4.3% 6/1/25	28,137,000	28,130,247
Marathon Petroleum Corp. 5.125% 3/1/21	2,870,000	3,194,161
Motiva Enterprises LLC 5.75% 1/15/20 (d)	1,497,000	1,655,451
MPLX LP 4% 2/15/25	703,000	701,959
Nakilat, Inc. 6.067% 12/31/33 (d)	666,000	780,662
Noble Energy, Inc.:
5.25% 11/15/43	70,000	71,252
6% 3/1/41	230,000	252,290
Occidental Petroleum Corp. 4.1% 2/1/21	1,075,000	1,174,398
ONEOK Partners LP 3.375% 10/1/22	950,000	911,524
Petro-Canada 6.05% 5/15/18	497,000	558,472
Petrobras Global Finance BV:
5.625% 5/20/43	3,425,000	2,819,837
7.25% 3/17/44	45,996,000	45,310,660
Petrobras International Finance Co. Ltd. 8.375% 12/10/18	1,350,000	1,498,196
Petroleos Mexicanos:
4.25% 1/15/25 (d)	840,000	835,380
4.875% 1/18/24	2,616,000	2,728,148
5.5% 6/27/44	24,610,000	23,970,140
6.375% 1/23/45	12,493,000	13,552,406
6.5% 6/2/41	49,530,000	54,235,350
Phillips 66 Co. 4.3% 4/1/22	1,979,000	2,127,379
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	5,776,000	5,919,326
Schlumberger Investment SA 3.65% 12/1/23	210,000	220,883
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Shell International Finance BV:
2% 11/15/18	$ 2,220,000	$ 2,254,918
3.25% 5/11/25	575,000	581,930
4.3% 9/22/19	425,000	467,339
4.375% 3/25/20	825,000	912,797
Southwestern Energy Co.:
3.3% 1/23/18	1,818,000	1,868,960
4.05% 1/23/20	3,298,000	3,415,092
4.95% 1/23/25	20,819,000	21,581,538
Spectra Energy Partners, LP:
2.95% 9/25/18	585,000	601,540
4.6% 6/15/21	390,000	421,275
4.75% 3/15/24	6,000,000	6,513,144
Sunoco Logistics Partner Operations LP 5.35% 5/15/45	350,000	339,393
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.25% 11/15/23	10,000,000	9,625,000
The Williams Companies, Inc.:
3.7% 1/15/23	1,112,000	1,083,260
4.55% 6/24/24	12,246,000	12,506,619
Total Capital International SA 2.7% 1/25/23	500,000	492,234
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	482,000	503,663
Valero Energy Corp. 4.9% 3/15/45	130,000	126,443
Western Gas Partners LP:
4% 7/1/22	270,000	275,375
5.375% 6/1/21	2,668,000	2,956,403
Williams Partners LP:
4.125% 11/15/20	394,000	416,061
4.3% 3/4/24	2,607,000	2,667,029
5.1% 9/15/45	325,000	305,959
5.25% 3/15/20	350,000	389,687
5.4% 3/4/44	160,000	154,361
XTO Energy, Inc. 5.5% 6/15/18	225,000	253,016
		423,510,786
TOTAL ENERGY		436,816,783
FINANCIALS - 3.5%
Banks - 1.9%
Abbey National Treasury Services PLC 2.35% 9/10/19	295,000	297,741
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (d)	$ 4,035,000	$ 4,099,358
Bank of America Corp.:
3.3% 1/11/23	20,158,000	20,160,298
3.875% 3/22/17	890,000	928,947
3.95% 4/21/25	19,718,000	19,497,947
4% 1/22/25	39,278,000	39,065,427
4.1% 7/24/23	15,299,000	16,023,515
4.25% 10/22/26	3,838,000	3,854,058
5.49% 3/15/19	800,000	883,343
5.65% 5/1/18	1,325,000	1,461,276
5.75% 12/1/17	3,470,000	3,805,795
5.875% 1/5/21	1,630,000	1,880,233
6% 9/1/17	1,005,000	1,097,823
Bank of America NA 5.3% 3/15/17	984,000	1,047,334
Barclays Bank PLC:
2.5% 2/20/19	2,500,000	2,545,765
3.75% 5/15/24	425,000	438,779
Barclays PLC 2.75% 11/8/19	3,769,000	3,809,215
BNP Paribas SA 2.375% 5/21/20	495,000	494,043
Capital One Bank NA 2.15% 11/21/18	270,000	271,848
Capital One NA 2.95% 7/23/21	5,911,000	5,917,195
CIT Group, Inc.:
5% 8/15/22	3,000,000	3,082,500
5% 8/1/23	7,000,000	7,165,900
Citigroup, Inc.:
1.85% 11/24/17	7,690,000	7,739,777
3.3% 4/27/25	615,000	603,610
3.375% 3/1/23	3,930,000	3,993,481
4.05% 7/30/22	1,159,000	1,206,621
4.45% 1/10/17	20,581,000	21,581,525
4.5% 1/14/22	2,773,000	3,029,796
5.3% 5/6/44	7,544,000	8,119,509
5.5% 2/15/17	1,225,000	1,306,225
5.5% 9/13/25	7,460,000	8,299,839
6.125% 5/15/18	1,195,000	1,337,881
Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	2,461,000	2,544,435
Commonwealth Bank of Australia 2.3% 3/12/20	600,000	602,676
Credit Suisse AG 6% 2/15/18	2,745,000	3,030,518
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Credit Suisse Group Funding Guernsey Ltd. 3.75% 3/26/25 (d)	$ 16,272,000	$ 16,063,474
Credit Suisse New York Branch:
1.7% 4/27/18	51,793,000	51,559,673
4.375% 8/5/20	400,000	439,921
Discover Bank:
2% 2/21/18	4,000,000	4,004,684
4.2% 8/8/23	2,424,000	2,486,721
7% 4/15/20	3,143,000	3,687,820
8.7% 11/18/19	357,000	436,627
Export-Import Bank of Korea 5.125% 6/29/20	800,000	906,814
Fifth Third Bancorp:
4.5% 6/1/18	520,000	559,114
8.25% 3/1/38	603,000	877,161
HBOS PLC 6.75% 5/21/18 (d)	773,000	862,135
HSBC Holdings PLC:
4% 3/30/22	2,400,000	2,569,807
4.25% 3/14/24	1,872,000	1,948,793
5.25% 3/14/44	1,356,000	1,480,009
Huntington Bancshares, Inc. 7% 12/15/20	404,000	482,873
ING Bank NV 5.8% 9/25/23 (d)	1,690,000	1,904,721
Intesa Sanpaolo SpA 5.017% 6/26/24 (d)	25,000,000	25,033,500
JPMorgan Chase & Co.:
2.2% 10/22/19	1,621,000	1,616,552
2.35% 1/28/19	1,528,000	1,546,147
3.2% 1/25/23	2,150,000	2,154,590
3.25% 9/23/22	12,102,000	12,221,120
3.375% 5/1/23	425,000	421,117
3.625% 5/13/24	1,505,000	1,533,475
3.875% 9/10/24	11,432,000	11,473,121
4.125% 12/15/26	11,579,000	11,660,412
4.25% 10/15/20	1,747,000	1,892,223
4.35% 8/15/21	4,947,000	5,365,571
4.625% 5/10/21	1,718,000	1,890,736
4.95% 3/25/20	4,618,000	5,143,053
5.625% 8/16/43	145,000	163,159
6.3% 4/23/19	900,000	1,037,483
JPMorgan Chase Bank 6% 10/1/17	900,000	990,929
KeyBank NA 1.65% 2/1/18	1,802,000	1,807,132
Lloyds Bank PLC 2.3% 11/27/18	275,000	279,044
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Marshall & Ilsley Bank 5% 1/17/17	$ 4,118,000	$ 4,333,124
Peoples United Bank 4% 7/15/24	300,000	302,618
PNC Bank NA:
3.25% 6/1/25	810,000	809,725
6.875% 4/1/18	250,000	284,075
PNC Financial Services Group, Inc.:
2.854% 11/9/22	275,000	274,111
3.9% 4/29/24	375,000	388,086
Regions Bank:
6.45% 6/26/37	2,533,000	3,090,513
7.5% 5/15/18	7,751,000	8,939,647
Regions Financial Corp. 2% 5/15/18	3,125,000	3,124,978
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	21,274,000	21,839,420
6% 12/19/23	21,950,000	23,781,157
6.1% 6/10/23	26,988,000	29,369,664
6.125% 12/15/22	5,889,000	6,483,565
6.4% 10/21/19	600,000	685,015
Societe Generale 4.25% 4/14/25 (d)	23,500,000	22,639,477
Sumitomo Mitsui Banking Corp. 3.95% 7/19/23	250,000	265,935
Svenska Handelsbanken AB 2.5% 1/25/19	585,000	598,201
Wells Fargo & Co.:
3% 2/19/25	1,050,000	1,028,005
3.45% 2/13/23	2,700,000	2,734,952
4.125% 8/15/23	280,000	296,096
4.48% 1/16/24	1,094,000	1,174,158
4.65% 11/4/44	960,000	960,169
5.625% 12/11/17	1,975,000	2,182,517
		513,309,152
Capital Markets - 0.9%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,351,000	1,419,338
Deutsche Bank AG 4.5% 4/1/25	9,696,000	9,463,723
Deutsche Bank AG London Branch 1.875% 2/13/18	595,000	596,161
Goldman Sachs Group, Inc.:
1.748% 9/15/17	10,433,000	10,420,376
2.375% 1/22/18	15,000,000	15,224,775
2.625% 1/31/19	8,273,000	8,429,211
2.9% 7/19/18	4,471,000	4,601,951
3.625% 1/22/23	2,275,000	2,315,556
3.75% 5/22/25	210,000	211,574
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
3.85% 7/8/24	$ 1,900,000	$ 1,936,022
5.25% 7/27/21	2,497,000	2,816,142
5.75% 1/24/22	3,211,000	3,697,711
5.95% 1/18/18	1,219,000	1,347,444
6.15% 4/1/18	1,600,000	1,785,360
6.75% 10/1/37	32,678,000	39,969,311
Lazard Group LLC:
4.25% 11/14/20	2,944,000	3,124,461
6.85% 6/15/17	230,000	252,232
Morgan Stanley:
1.875% 1/5/18	19,544,000	19,620,183
2.125% 4/25/18	4,396,000	4,430,491
2.375% 7/23/19	7,611,000	7,648,050
3.7% 10/23/24	6,543,000	6,653,093
3.75% 2/25/23	5,400,000	5,565,121
3.875% 4/29/24	2,650,000	2,723,779
4.1% 5/22/23	2,380,000	2,440,542
4.35% 9/8/26	35,903,000	36,435,334
4.875% 11/1/22	17,828,000	19,206,835
5% 11/24/25	30,109,000	32,403,005
5.625% 9/23/19	500,000	565,331
5.75% 1/25/21	4,996,000	5,765,759
6.625% 4/1/18	2,019,000	2,283,943
Nomura Holdings, Inc. 2.75% 3/19/19	840,000	855,153
UBS AG Stamford Branch:
1.375% 6/1/17	1,150,000	1,146,458
1.8% 3/26/18	625,000	625,334
2.375% 8/14/19	495,000	498,035
		256,477,794
Consumer Finance - 0.1%
American Express Co. 2.65% 12/2/22	1,000,000	976,791
Capital One Financial Corp. 6.15% 9/1/16	600,000	636,700
Discover Financial Services:
3.85% 11/21/22	1,943,000	1,980,576
3.95% 11/6/24	2,567,000	2,576,221
5.2% 4/27/22	1,093,000	1,195,646
Ford Motor Credit Co. LLC:
2.597% 11/4/19	360,000	361,587
5.75% 2/1/21	2,330,000	2,678,333
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
3.15% 9/7/22	$ 2,255,000	$ 2,313,504
3.45% 5/15/24	280,000	293,126
5.55% 5/4/20	3,825,000	4,432,670
5.875% 1/14/38	900,000	1,124,955
HSBC Finance Corp. 6.676% 1/15/21	1,050,000	1,234,995
Hyundai Capital America:
1.875% 8/9/16 (d)	832,000	839,560
2.125% 10/2/17 (d)	881,000	890,273
Synchrony Financial:
1.875% 8/15/17	909,000	912,248
3% 8/15/19	1,335,000	1,358,803
3.75% 8/15/21	2,016,000	2,065,156
4.25% 8/15/24	2,379,000	2,434,509
		28,305,653
Diversified Financial Services - 0.0%
Berkshire Hathaway Finance Corp. 3% 5/15/22	1,275,000	1,308,566
Berkshire Hathaway, Inc. 4.5% 2/11/43	500,000	521,566
MSCI, Inc. 5.25% 11/15/24 (d)	7,000,000	7,306,250
		9,136,382
Insurance - 0.2%
ACE INA Holdings, Inc.:
2.7% 3/13/23	755,000	747,246
3.15% 3/15/25	190,000	189,551
AIA Group Ltd. 2.25% 3/11/19 (d)	776,000	775,509
Allied World Assurance Co. Holdings Ltd. 7.5% 8/1/16	210,000	224,412
Allstate Corp. 4.5% 6/15/43	220,000	231,233
American International Group, Inc.:
4.5% 7/16/44	855,000	850,332
4.875% 6/1/22	1,255,000	1,398,455
5.6% 10/18/16	2,696,000	2,856,110
5.85% 1/16/18	1,125,000	1,245,924
Aon Corp. 5% 9/30/20	540,000	601,742
Five Corners Funding Trust 4.419% 11/15/23 (d)	3,420,000	3,597,505
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(g)	2,630,000	2,656,300
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	2,819,000	3,160,358
5.5% 3/30/20	665,000	756,071
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc. 5% 6/1/21 (d)	$ 1,847,000	$ 2,031,179
Lincoln National Corp.:
6.3% 10/9/37	200,000	242,668
7% 6/15/40	275,000	364,487
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	390,000	395,364
4.8% 7/15/21	1,026,000	1,143,314
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (d)	9,464,000	8,762,225
MetLife, Inc.:
4.05% 3/1/45	330,000	314,029
4.368% 9/15/23	2,020,000	2,180,675
7.717% 2/15/19	650,000	781,845
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	1,338,000	2,021,662
Pacific LifeCorp 6% 2/10/20 (d)	174,000	198,033
Prudential Financial, Inc.:
4.5% 11/16/21	1,118,000	1,229,830
4.75% 9/17/15	1,859,000	1,881,102
5.375% 5/15/45 (g)	5,278,000	5,314,286
7.375% 6/15/19	438,000	524,818
Symetra Financial Corp. 6.125% 4/1/16 (d)	1,239,000	1,280,266
The Chubb Corp. 6% 5/11/37	200,000	254,651
The Travelers Companies, Inc.:
4.6% 8/1/43	555,000	596,353
5.8% 5/15/18	1,025,000	1,151,709
TIAA Asset Management Finance LLC 2.95% 11/1/19 (d)	1,102,000	1,122,538
Unum Group 5.625% 9/15/20	3,216,000	3,648,456
		54,730,238
Real Estate Investment Trusts - 0.2%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	801,000	799,923
4.6% 4/1/22	631,000	671,901
American Campus Communities Operating Partnership LP 3.75% 4/15/23	813,000	817,398
AvalonBay Communities, Inc. 3.625% 10/1/20	6,495,000	6,850,679
Camden Property Trust:
2.95% 12/15/22	954,000	932,633
4.25% 1/15/24	2,838,000	3,000,107
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
DDR Corp.:
3.625% 2/1/25	$ 2,199,000	$ 2,154,439
4.625% 7/15/22	5,099,000	5,459,994
4.75% 4/15/18	1,652,000	1,765,990
7.5% 4/1/17	663,000	731,308
Duke Realty LP:
3.625% 4/15/23	1,382,000	1,396,903
3.875% 10/15/22	2,108,000	2,178,565
4.375% 6/15/22	1,237,000	1,311,670
5.5% 3/1/16	1,275,000	1,316,750
5.95% 2/15/17	36,000	38,706
6.5% 1/15/18	1,281,000	1,437,514
Equity One, Inc.:
3.75% 11/15/22	3,200,000	3,207,530
6% 9/15/17	886,000	965,574
6.25% 1/15/17	646,000	692,583
ERP Operating LP 4.625% 12/15/21	2,855,000	3,149,645
Federal Realty Investment Trust 5.9% 4/1/20	351,000	405,124
Government Properties Income Trust 3.75% 8/15/19	4,010,000	4,147,483
Highwoods/Forsyth LP 3.2% 6/15/21	2,263,000	2,295,060
HRPT Properties Trust 6.65% 1/15/18	809,000	872,897
Lexington Corporate Properties Trust 4.4% 6/15/24	1,319,000	1,345,417
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (d)	1,245,000	1,244,079
4.95% 4/1/24	1,152,000	1,201,004
Retail Opportunity Investments Partnership LP:
4% 12/15/24	877,000	882,246
5% 12/15/23	626,000	671,707
Select Income (REIT) 2.85% 2/1/18	145,000	147,006
Weingarten Realty Investors 3.375% 10/15/22	472,000	465,087
WP Carey, Inc.:
4% 2/1/25	5,544,000	5,392,859
4.6% 4/1/24	7,436,000	7,622,458
		65,572,239
Real Estate Management & Development - 0.2%
BioMed Realty LP:
2.625% 5/1/19	2,083,000	2,091,292
3.85% 4/15/16	2,884,000	2,944,428
6.125% 4/15/20	473,000	539,659
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP:
3.95% 2/15/23	$ 2,536,000	$ 2,551,000
4.1% 10/1/24	3,830,000	3,852,279
4.95% 4/15/18	2,322,000	2,488,794
5.7% 5/1/17	567,000	607,220
Essex Portfolio LP 3.875% 5/1/24	2,685,000	2,772,276
Liberty Property LP:
3.375% 6/15/23	4,307,000	4,221,351
4.125% 6/15/22	1,061,000	1,099,595
4.75% 10/1/20	2,674,000	2,902,902
6.625% 10/1/17	938,000	1,038,267
Mack-Cali Realty LP:
2.5% 12/15/17	1,744,000	1,751,351
3.15% 5/15/23	3,436,000	3,081,102
4.5% 4/18/22	644,000	643,588
Mid-America Apartments LP:
4.3% 10/15/23	666,000	699,396
5.5% 10/1/15	1,516,000	1,538,419
6.05% 9/1/16	1,122,000	1,184,932
Post Apartment Homes LP 3.375% 12/1/22	1,800,000	1,776,168
Tanger Properties LP:
3.75% 12/1/24	2,653,000	2,675,198
3.875% 12/1/23	1,492,000	1,530,450
6.125% 6/1/20	1,439,000	1,660,243
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	970,000	1,031,029
		44,680,939
TOTAL FINANCIALS		972,212,397
HEALTH CARE - 0.2%
Biotechnology - 0.0%
Amgen, Inc.:
3.45% 10/1/20	410,000	429,394
3.625% 5/22/24	1,405,000	1,435,321
4.4% 5/1/45	235,000	224,504
4.5% 3/15/20	1,500,000	1,644,998
5.85% 6/1/17	145,000	157,911
Gilead Sciences, Inc.:
4.4% 12/1/21	340,000	376,919
4.5% 4/1/21	1,295,000	1,450,210
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Biotechnology - continued
Gilead Sciences, Inc.: - continued
4.5% 2/1/45	$ 115,000	$ 116,891
4.8% 4/1/44	530,000	566,218
		6,402,366
Health Care Equipment & Supplies - 0.0%
Abbott Laboratories 2.55% 3/15/22	500,000	498,135
Baxter International, Inc. 3.2% 6/15/23	340,000	337,664
Becton, Dickinson & Co.:
3.125% 11/8/21	900,000	914,924
4.685% 12/15/44	175,000	177,405
Medtronic, Inc.:
1.375% 4/1/18	350,000	350,336
2.5% 3/15/20 (d)	90,000	91,235
2.75% 4/1/23	560,000	552,868
4.625% 3/15/45 (d)	930,000	964,699
Zimmer Holdings, Inc. 2.7% 4/1/20	465,000	468,282
		4,355,548
Health Care Providers & Services - 0.1%
Aetna, Inc. 2.75% 11/15/22	755,000	747,556
Ascension Health 4.847% 11/15/53	250,000	268,799
Cardinal Health, Inc. 4.625% 12/15/20	200,000	222,153
Catholic Health Initiatives 4.2% 8/1/23	400,000	429,221
Cigna Corp.:
4% 2/15/22	360,000	383,950
4.375% 12/15/20	305,000	335,865
5.125% 6/15/20	560,000	635,328
5.375% 2/15/42	125,000	143,118
Coventry Health Care, Inc. 5.45% 6/15/21	1,954,000	2,253,562
Express Scripts Holding Co. 4.75% 11/15/21	4,758,000	5,261,791
HCA Holdings, Inc.:
3.75% 3/15/19	3,362,000	3,412,430
4.75% 5/1/23	205,000	212,175
5.875% 3/15/22	250,000	279,375
6.5% 2/15/20	3,683,000	4,111,149
Laboratory Corp. of America Holdings 4.7% 2/1/45	380,000	364,789
McKesson Corp.:
4.75% 3/1/21	90,000	99,396
6% 3/1/41	235,000	287,000
7.5% 2/15/19	660,000	784,889
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc. 4.125% 9/15/20	$ 1,049,000	$ 1,127,973
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	140,000	133,254
New York & Presbyterian Hospital 4.024% 8/1/45	505,000	474,316
NYU Hospitals Center 5.75% 7/1/43	185,000	218,387
Quest Diagnostics, Inc. 5.75% 1/30/40	268,000	294,619
UnitedHealth Group, Inc.:
2.875% 3/15/22	25,000	25,159
2.875% 3/15/23	1,550,000	1,553,968
4.7% 2/15/21	240,000	269,496
6.875% 2/15/38	125,000	170,482
WellPoint, Inc.:
3.125% 5/15/22	1,165,000	1,163,732
3.3% 1/15/23	4,395,000	4,401,382
3.7% 8/15/21	565,000	594,883
		30,660,197
Pharmaceuticals - 0.1%
AbbVie, Inc.:
1.75% 11/6/17	2,480,000	2,488,673
2.9% 11/6/22	421,000	413,856
3.6% 5/14/25	625,000	628,679
4.7% 5/14/45	570,000	576,487
Actavis Funding SCS:
2.45% 6/15/19	295,000	295,553
4.75% 3/15/45	900,000	886,712
Eli Lilly & Co. 2.75% 6/1/25	210,000	206,066
GlaxoSmithKline Capital, Inc. 2.8% 3/18/23	1,650,000	1,641,039
Johnson & Johnson 5.15% 7/15/18	340,000	382,405
Merck & Co., Inc.:
2.4% 9/15/22	1,800,000	1,773,517
3.7% 2/10/45	275,000	254,923
3.875% 1/15/21	1,100,000	1,193,749
Mylan, Inc. 2.55% 3/28/19	150,000	150,237
Novartis Capital Corp.:
2.4% 9/21/22	2,270,000	2,240,254
4.4% 5/6/44	525,000	559,042
Perrigo Finance PLC 3.5% 12/15/21	948,000	967,402
Pfizer, Inc. 3.4% 5/15/24	1,775,000	1,815,211
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22	350,000	345,378
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	829,000	831,210
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc.: - continued
6.125% 8/15/19	$ 725,000	$ 822,034
Zoetis, Inc.:
3.25% 2/1/23	5,975,000	5,846,484
4.7% 2/1/43	675,000	660,768
		24,979,679
TOTAL HEALTH CARE		66,397,790
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
General Dynamics Corp. 2.25% 11/15/22	400,000	386,924
Honeywell International, Inc. 5.375% 3/1/41	100,000	121,261
Lockheed Martin Corp.:
3.8% 3/1/45	945,000	873,723
4.25% 11/15/19	725,000	795,875
Northrop Grumman Corp.:
3.85% 4/15/45	420,000	382,480
4.75% 6/1/43	545,000	568,461
Raytheon Co. 4.2% 12/15/44	155,000	156,595
The Boeing Co. 4.875% 2/15/20	650,000	739,491
United Technologies Corp.:
4.15% 5/15/45	550,000	539,914
6.125% 2/1/19	300,000	344,949
6.7% 8/1/28	360,000	477,581
		5,387,254
Air Freight & Logistics - 0.0%
United Parcel Service, Inc.:
3.125% 1/15/21	370,000	390,777
5.125% 4/1/19	635,000	715,484
		1,106,261
Airlines - 0.0%
American Airelines 2014-1 Class A Pass-Through Trust Equipment Trust Certificate 3.7% 4/1/28	320,328	326,350
Continental Airlines, Inc.:
4.15% 4/11/24	991,719	1,033,867
6.545% 8/2/20	208,744	226,488
6.795% 2/2/20	21,816	23,070
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	$ 169,435	$ 198,882
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	406,215	430,080
8.36% 1/20/19	1,340,161	1,450,724
United Airlines pass-thru Trust Series 2013-1A Class O, 4.3% 2/15/27	200,265	211,029
		3,900,490
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	1,610,000	1,652,263
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 5.5% 9/15/19	325,000	367,188
Waste Management, Inc.:
2.9% 9/15/22	155,000	154,463
4.75% 6/30/20	290,000	323,244
WMX Technologies, Inc. 4.6% 3/1/21	345,000	382,834
		1,227,729
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 2.875% 5/8/22	115,000	115,659
Industrial Conglomerates - 0.0%
Covidien International Finance SA:
2.95% 6/15/23	120,000	119,421
4.2% 6/15/20	145,000	159,247
Koninklijke Philips Electronics NV 5.75% 3/11/18	455,000	504,418
		783,086
Machinery - 0.0%
Caterpillar, Inc. 3.9% 5/27/21	2,275,000	2,469,317
Cummins, Inc. 4.875% 10/1/43	50,000	56,003
Deere & Co.:
2.6% 6/8/22	800,000	798,066
3.9% 6/9/42	250,000	241,137
Xylem, Inc. 4.875% 10/1/21	525,000	573,904
		4,138,427
Professional Services - 0.0%
Equifax, Inc. 3.3% 12/15/22	300,000	302,564
Road & Rail - 0.0%
Burlington Northern Santa Fe LLC 4.1% 6/1/21	950,000	1,032,981
Canadian National Railway Co. 2.85% 12/15/21	600,000	614,582
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Road & Rail - continued
CSX Corp.:
3.4% 8/1/24	$ 600,000	$ 610,733
6.25% 3/15/18	400,000	451,768
Norfolk Southern Corp. 5.9% 6/15/19	2,075,000	2,374,846
Union Pacific Corp.:
3.875% 2/1/55	235,000	216,534
4% 2/1/21	350,000	384,413
4.3% 6/15/42	100,000	103,524
		5,789,381
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	1,941,000	1,928,869
3.75% 2/1/22	4,752,000	4,788,134
3.875% 4/1/21	3,700,000	3,811,000
4.25% 9/15/24	3,212,000	3,252,150
4.75% 3/1/20	3,227,000	3,444,823
		17,224,976
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (g)	755,000	864,475
TOTAL INDUSTRIALS		42,492,565
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
2.9% 3/4/21	150,000	156,296
4.45% 1/15/20	850,000	944,129
4.95% 2/15/19	550,000	614,436
		1,714,861
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
2.375% 12/17/18	693,000	703,959
6.55% 10/1/17	612,000	682,092
		1,386,051
IT Services - 0.0%
Fiserv, Inc. 3.85% 6/1/25	975,000	986,252
IBM Corp. 3.375% 8/1/23	315,000	321,470
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. 3.375% 4/1/24	$ 470,000	$ 489,389
Xerox Corp. 2.95% 3/15/17	600,000	616,613
		2,413,724
Software - 0.0%
Microsoft Corp. 1.85% 2/12/20	550,000	553,376
Oracle Corp.:
2.5% 10/15/22	2,350,000	2,306,718
2.8% 7/8/21	765,000	780,467
4.125% 5/15/45	545,000	524,673
		4,165,234
Technology Hardware, Storage & Peripherals - 0.0%
Apple, Inc.:
2.85% 5/6/21	1,470,000	1,510,350
3.2% 5/13/25	1,345,000	1,356,654
Hewlett-Packard Co. 4.3% 6/1/21	500,000	529,481
		3,396,485
TOTAL INFORMATION TECHNOLOGY		13,076,355
MATERIALS - 0.6%
Chemicals - 0.0%
Agrium, Inc.:
4.9% 6/1/43	150,000	149,576
5.25% 1/15/45	330,000	346,794
E.I. du Pont de Nemours & Co.:
2.8% 2/15/23	425,000	422,571
6% 7/15/18	950,000	1,076,566
Eastman Chemical Co. 4.65% 10/15/44	185,000	181,827
Ecolab, Inc. 4.35% 12/8/21	300,000	326,471
LyondellBasell Industries NV 6% 11/15/21	2,030,000	2,377,376
Monsanto Co. 4.7% 7/15/64	145,000	130,095
Praxair, Inc. 4.5% 8/15/19	220,000	242,551
The Dow Chemical Co.:
4.125% 11/15/21	3,812,000	4,075,135
4.25% 11/15/20	3,550,000	3,840,035
		13,168,997
Containers & Packaging - 0.0%
Rock-Tenn Co. 4.9% 3/1/22	185,000	201,105
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - 0.6%
Alcoa, Inc. 5.125% 10/1/24	$ 23,834,000	$ 25,442,795
Anglo American Capital PLC:
3.625% 5/14/20 (d)	5,007,000	5,042,875
4.125% 4/15/21 (d)	6,803,000	6,924,332
4.125% 9/27/22 (d)	1,333,000	1,316,843
4.875% 5/14/25 (d)	8,793,000	8,770,165
Barrick Gold Corp.:
3.85% 4/1/22	1,931,000	1,912,287
4.1% 5/1/23	89,652,000	88,706,530
Barrick PD Australia Finance Pty Ltd. 4.95% 1/15/20	350,000	378,098
BHP Billiton Financial (U.S.A.) Ltd.:
5% 9/30/43	195,000	209,249
6.5% 4/1/19	425,000	496,477
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (d)	1,810,000	1,900,788
4.5% 8/13/23 (d)	1,153,000	1,241,989
4.875% 11/4/44 (d)	1,589,000	1,603,500
Freeport-McMoRan, Inc. 3.875% 3/15/23	9,593,000	9,011,098
Newmont Mining Corp. 6.25% 10/1/39	400,000	403,524
Rio Tinto Finance (U.S.A.) Ltd. 3.5% 11/2/20	425,000	448,246
Rio Tinto Finance (U.S.A.) PLC 1.375% 6/17/16	560,000	561,832
Southern Copper Corp. 5.875% 4/23/45	400,000	391,160
Teck Resources Ltd. 6.25% 7/15/41	160,000	142,567
Vale Overseas Ltd. 6.875% 11/10/39	100,000	98,713
		155,003,068
Paper & Forest Products - 0.0%
International Paper Co.:
4.75% 2/15/22	1,935,000	2,128,403
5% 9/15/35	405,000	405,597
		2,534,000
TOTAL MATERIALS		170,907,170
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.3% 3/11/19	60,000,000	60,441,240
3.4% 5/15/25	570,000	552,252
3.875% 8/15/21	3,600,000	3,771,518
4.5% 5/15/35	105,000	99,128
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.: - continued
4.75% 5/15/46	$ 200,000	$ 189,488
4.8% 6/15/44	865,000	819,794
5.35% 9/1/40	590,000	602,422
6.3% 1/15/38	2,523,000	2,864,347
BellSouth Capital Funding Corp. 7.875% 2/15/30	56,000	71,203
British Telecommunications PLC:
2.35% 2/14/19	275,000	278,894
9.625% 12/15/30	275,000	432,205
CenturyLink, Inc.:
5.15% 6/15/17	214,000	223,095
6% 4/1/17	534,000	567,375
6.15% 9/15/19	2,129,000	2,299,320
Embarq Corp.:
7.082% 6/1/16	1,743,000	1,836,768
7.995% 6/1/36	8,614,000	9,884,565
Verizon Communications, Inc.:
3.45% 3/15/21	10,081,000	10,438,805
4.5% 9/15/20	48,080,000	52,409,892
4.522% 9/15/48 (d)	1,961,000	1,789,330
4.672% 3/15/55 (d)	1,371,000	1,228,990
5.012% 8/21/54	30,880,000	29,203,123
6% 4/1/41	500,000	568,181
6.1% 4/15/18	4,623,000	5,195,817
6.55% 9/15/43	44,616,000	53,947,436
		239,715,188
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV:
3.125% 7/16/22	1,527,000	1,533,642
5% 3/30/20	1,175,000	1,319,889
Rogers Communications, Inc.:
3% 3/15/23	150,000	146,748
6.8% 8/15/18	200,000	230,679
		3,230,958
TOTAL TELECOMMUNICATION SERVICES		242,946,146
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 0.4%
Electric Utilities - 0.2%
Alabama Power Co.:
3.85% 12/1/42	$ 500,000	$ 484,614
4.1% 1/15/42	125,000	125,373
American Transmission Systems, Inc. 5% 9/1/44 (d)	1,412,000	1,508,821
Baltimore Gas & Electric Co. 3.35% 7/1/23	220,000	228,100
Cleveland Electric Illuminating Co. 5.7% 4/1/17	851,000	911,389
Commonwealth Edison Co.:
3.7% 3/1/45	115,000	108,668
4.6% 8/15/43	695,000	761,788
Connecticut Light & Power Co. 4.15% 6/1/45	345,000	349,190
Duke Energy Carolinas LLC:
4.25% 12/15/41	600,000	616,385
6.1% 6/1/37	775,000	974,882
Duke Energy Corp. 2.1% 6/15/18	1,559,000	1,587,933
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	8,875,000	10,303,529
6.4% 9/15/20 (d)	4,858,000	5,705,672
Edison International 3.75% 9/15/17	940,000	990,931
Entergy Corp. 5.125% 9/15/20	545,000	599,777
FirstEnergy Corp.:
4.25% 3/15/23	12,580,000	12,932,781
7.375% 11/15/31	9,740,000	12,213,600
FirstEnergy Solutions Corp. 6.05% 8/15/21	5,744,000	6,341,146
LG&E and KU Energy LLC 3.75% 11/15/20	686,000	724,813
Northern States Power Co. 6.25% 6/1/36	370,000	491,869
Pacific Gas & Electric Co.:
4.3% 3/15/45	350,000	351,804
5.125% 11/15/43	175,000	194,724
6.05% 3/1/34	1,275,000	1,580,982
PacifiCorp 5.75% 4/1/37	550,000	680,156
Pennsylvania Electric Co. 6.05% 9/1/17	1,245,000	1,363,665
Progress Energy, Inc. 4.875% 12/1/19	450,000	500,311
Puget Sound Energy, Inc. 5.764% 7/15/40	285,000	347,752
Southern California Edison Co.:
3.6% 2/1/45	440,000	408,222
4.65% 10/1/43	750,000	811,682
Virginia Electric & Power Co. 6% 5/15/37	425,000	534,081
Wisconsin Power & Light Co. 4.1% 10/15/44	240,000	242,076
		64,976,716
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.0%
AGL Capital Corp. 4.4% 6/1/43	$ 290,000	$ 298,864
Atmos Energy Corp. 4.125% 10/15/44	360,000	357,035
Southern Natural Gas Co. 5.9% 4/1/17 (d)	732,000	783,422
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	527,000	549,386
		1,988,707
Independent Power and Renewable Electricity Producers - 0.1%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	12,000,000	13,065,000
Exelon Generation Co. LLC 2.95% 1/15/20	120,000	121,626
		13,186,626
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
2.5731% 9/30/66 (g)	6,307,000	5,802,364
4.45% 3/15/21	1,185,000	1,299,245
7.5% 6/30/66 (g)	924,000	933,240
MidAmerican Energy Holdings, Co. 4.5% 2/1/45	255,000	259,196
NiSource Finance Corp.:
4.8% 2/15/44	410,000	433,672
5.45% 9/15/20	3,370,000	3,857,096
5.65% 2/1/45	190,000	223,941
NorthWestern Energy Corp. 4.176% 11/15/44	330,000	335,422
Puget Energy, Inc.:
5.625% 7/15/22	4,555,000	5,185,599
6% 9/1/21	4,353,000	5,084,004
6.5% 12/15/20	1,405,000	1,671,267
San Diego Gas & Electric Co. 3.6% 9/1/23	525,000	553,432
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	1,012,000	975,315
		26,613,793
TOTAL UTILITIES		106,765,842
TOTAL NONCONVERTIBLE BONDS (Cost $2,322,466,738)		2,363,219,868
U.S. Government and Government Agency Obligations - 5.2%
	Principal Amount	Value
U.S. Government Agency Obligations - 0.0%
Fannie Mae:
1.5% 6/22/20	$ 920,000	$ 915,012
1.625% 11/27/18	1,115,000	1,131,269
1.625% 1/21/20	685,000	687,223
1.875% 9/18/18	2,890,000	2,960,779
1.875% 2/19/19	40,000	40,829
2.625% 9/6/24	3,540,000	3,612,807
Federal Farm Credit Bank 5.125% 8/25/16	350,000	370,101
Freddie Mac:
1.25% 8/1/19	275,000	273,198
2.375% 1/13/22	4,720,000	4,839,610
Tennessee Valley Authority:
2.875% 9/15/24	435,000	446,142
3.875% 2/15/21	280,000	311,322
5.25% 9/15/39	670,000	839,805
5.5% 7/18/17	210,000	230,679
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		16,658,776
U.S. Treasury Inflation-Protected Obligations - 0.3%
U.S. Treasury Inflation Indexed Bonds 0.75% 2/15/45	59,536,909	56,638,914
U.S. Treasury Inflation-Indexed Bonds 1.375% 2/15/44	16,463,363	18,240,736
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		74,879,650
U.S. Treasury Obligations - 4.9%
U.S. Treasury Bonds:
2.5% 2/15/45	27,505,000	25,330,400
2.875% 5/15/43	21,230,000	21,110,581
3.375% 5/15/44	1,700,000	1,861,500
4.375% 2/15/38	4,170,000	5,298,506
4.5% 5/15/38	4,655,000	6,011,858
4.625% 2/15/40	13,505,000	17,829,760
5.25% 2/15/29	5,735,000	7,642,782
8% 11/15/21	4,045,000	5,583,997
U.S. Treasury Notes:
0.5% 2/28/17	71,616,000	71,582,412
0.625% 8/15/16	1,640,000	1,644,741
0.625% 11/15/16	9,770,000	9,793,663
0.625% 12/31/16	243,130,000	243,680,933
0.625% 2/15/17	28,415,000	28,454,951
0.625% 8/31/17	5,660,000	5,651,159
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.625% 9/30/17	$ 6,235,000	$ 6,219,413
0.75% 2/28/18	17,065,000	17,006,331
0.75% 4/15/18	11,153,000	11,100,715
0.875% 9/15/16	6,305,000	6,342,439
0.875% 11/30/16	6,630,000	6,669,886
0.875% 12/31/16	8,790,000	8,844,938
0.875% 8/15/17	16,970,000	17,040,273
0.875% 10/15/17	661,416,000	663,275,902
0.875% 1/15/18	3,230,000	3,233,030
1% 10/31/16	8,690,000	8,756,531
1% 3/31/17	14,035,000	14,147,940
1.25% 11/30/18	18,795,000	18,877,228
1.375% 2/28/19	330,000	332,037
1.375% 4/30/20	3,545,000	3,527,275
1.5% 8/31/18	17,085,000	17,329,264
1.5% 10/31/19	26,120,000	26,250,600
1.5% 5/31/20	2,610,000	2,612,242
1.625% 4/30/19	1,130,000	1,146,332
1.75% 5/31/16	4,210,000	4,270,190
1.75% 4/30/22	5,195,000	5,155,632
1.875% 9/30/17	3,980,000	4,084,165
2% 11/30/20	8,915,000	9,089,814
2.125% 9/30/21	12,170,000	12,414,349
2.125% 5/15/25	30,225,000	30,243,891
2.25% 3/31/21	2,740,000	2,823,913
2.375% 8/15/24	2,600,000	2,661,142
2.625% 1/31/18	2,285,000	2,392,109
2.625% 11/15/20	4,155,000	4,372,489
3.125% 5/15/19	755,000	809,089
3.5% 2/15/18	3,895,000	4,170,084
TOTAL U.S. TREASURY OBLIGATIONS		1,366,676,486
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,459,088,493)		1,458,214,912
U.S. Government Agency - Mortgage Securities - 5.4%
	Principal Amount	Value
Fannie Mae - 3.3%
2.053% 6/1/36 (g)	$ 29,684	$ 31,739
2.389% 7/1/37 (g)	50,800	54,467
2.424% 2/1/35 (g)	459,926	493,127
2.5% 5/1/27 to 6/1/43	58,348,787	59,385,316
2.5% 6/1/30	500,000	510,859
2.5% 6/1/45 (e)	1,000,000	977,109
3% 2/1/27 to 5/1/45	140,649,835	143,063,127
3% 6/1/45 (e)	10,600,000	10,735,811
3% 6/1/45 (e)	17,800,000	18,028,061
3% 6/1/45 (e)	4,000,000	4,051,250
3% 6/1/45 (e)	2,900,000	2,937,156
3% 6/1/45 (e)	1,200,000	1,215,375
3% 6/1/45 (e)	700,000	708,969
3% 6/1/45 (e)	4,526,000	4,583,989
3% 6/1/45 (e)	4,474,000	4,531,323
3.5% 9/1/25 to 1/1/45	117,487,507	123,277,957
3.5% 6/1/30 (e)	300,000	318,156
3.5% 6/1/30 (e)	3,500,000	3,711,814
3.5% 6/1/45 (e)(f)	1,000,000	1,044,375
3.5% 6/1/45 (e)(f)	2,500,000	2,610,937
3.5% 6/1/45 (e)(f)	2,000,000	2,088,750
3.5% 6/1/45 (e)(f)	12,300,000	12,845,811
3.5% 6/1/45 (e)(f)	19,600,000	20,469,748
3.5% 6/1/45 (e)(f)	3,100,000	3,237,562
3.5% 6/1/45 (e)(f)	4,600,000	4,804,125
3.5% 7/1/45 (e)	4,600,000	4,790,649
3.5% 7/1/45 (e)	3,100,000	3,228,481
3.5% 7/1/45 (e)	12,300,000	12,809,778
3.5% 7/1/45 (e)	19,600,000	20,412,330
4% 9/1/26 to 3/1/45	158,422,618	170,108,671
4% 6/1/45	1,500,000	1,601,484
4% 6/1/45	3,500,000	3,736,797
4% 6/1/45	1,000,000	1,067,656
4% 6/1/45	1,000,000	1,067,656
4% 6/1/45	1,000,000	1,067,656
4% 6/1/45 (e)(f)	8,400,000	8,968,312
4% 7/1/45 (e)	1,500,000	1,598,379
4% 7/1/45 (e)	2,500,000	2,663,965
4.5% 6/1/24 to 10/1/44	112,581,239	122,961,027
4.5% 6/1/45 (e)(f)	2,000,000	2,174,375
4.5% 6/1/45 (e)	7,200,000	7,827,750
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.5% 7/1/45 (e)	$ 2,000,000	$ 2,171,562
5% 10/1/21 to 10/1/41	19,594,116	21,841,005
5% 6/1/45 (e)	2,000,000	2,224,685
5% 6/1/45 (e)	1,000,000	1,112,343
5% 6/1/45 (e)	2,000,000	2,224,685
5% 6/1/45 (e)	300,000	333,703
5.5% 11/1/23 to 9/1/41	76,377,778	86,619,619
5.5% 6/1/45 (e)	4,000,000	4,528,627
5.5% 6/1/45 (e)	2,000,000	2,264,313
6% 3/1/22 to 1/1/42	16,146,510	18,460,806
6.5% 2/1/36	14,557	16,772
TOTAL FANNIE MAE		933,599,999
Freddie Mac - 0.9%
2.5% 3/1/28 to 2/1/43	3,023,056	3,056,172
2.5% 6/1/30 (e)	500,000	510,391
3% 10/1/28 to 12/1/44 (k)	27,873,446	28,476,526
3% 6/1/45 (e)	1,000,000	1,010,781
3.115% 10/1/35 (g)	35,255	37,800
3.5% 8/1/26 to 3/1/45	83,226,723	87,059,453
3.5% 6/1/45 (e)	1,500,000	1,563,516
4% 6/1/33 to 10/1/44	66,086,396	70,939,136
4% 6/1/45 (e)	2,000,000	2,132,500
4% 6/1/45 (e)	1,500,000	1,599,375
4.5% 7/1/25 to 12/1/44	34,557,722	37,702,528
5% 10/1/33 to 7/1/41	14,523,707	16,229,974
5.5% 3/1/34 to 7/1/35	1,982,001	2,242,830
6% 7/1/37 to 9/1/38	847,862	967,409
6.5% 9/1/39	1,900,429	2,188,326
TOTAL FREDDIE MAC		255,716,717
Ginnie Mae - 1.2%
3% 8/20/42 to 3/20/45	23,217,317	23,809,166
3% 6/1/45 (e)	24,600,000	25,186,781
3% 6/1/45 (e)	16,200,000	16,586,417
3% 6/1/45 (e)	500,000	511,614
3% 6/1/45 (e)	1,000,000	1,023,228
3% 6/1/45 (e)	1,000,000	1,023,853
3.5% 11/15/41 to 5/20/45	80,300,242	84,397,847
3.5% 6/1/45 (e)	3,700,000	3,883,923
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
3.5% 6/1/45 (e)	$ 5,900,000	$ 6,193,283
3.5% 6/1/45 (e)(f)	900,000	944,738
3.5% 6/1/45 (e)	7,000,000	7,347,963
3.5% 6/1/45 (e)	3,500,000	3,673,982
3.5% 7/1/45 (e)	3,500,000	3,663,864
3.5% 7/1/45 (e)	3,700,000	3,873,228
3.5% 7/1/45 (e)	5,900,000	6,176,229
3.5% 7/1/45 (e)	2,500,000	2,617,046
4% 5/20/40 to 4/20/45	38,246,417	41,213,189
4% 6/1/45 (e)	8,800,000	9,369,937
4% 6/1/45 (e)	2,100,000	2,236,008
4% 6/1/45 (e)	3,000,000	3,194,297
4.5% 5/15/39 to 12/20/44	43,508,391	47,544,543
4.5% 6/1/45 (e)	3,000,000	3,247,969
5% 6/20/34 to 9/15/41	15,038,262	16,916,469
5% 6/1/45 (e)	1,500,000	1,672,891
5.5% 12/20/28 to 3/20/41	2,602,683	2,974,639
6% 6/1/45 (e)	1,500,000	1,713,744
TOTAL GINNIE MAE		320,996,848
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,493,523,894)		1,510,313,564
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6513% 4/25/35 (g)	106,210	94,895
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8348% 3/25/34 (g)	34,678	33,283
American Credit Acceptance Receivables Trust Series 2014-4 Class A, 1.33% 7/10/18 (d)	5,380,110	5,386,340
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2238% 12/25/33 (g)	8,152	7,525
Series 2004-R2 Class M3, 1.0063% 4/25/34 (g)	14,473	10,284
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9613% 3/25/34 (g)	7,674	7,178
Series 2004-W7 Class M1, 1.0063% 5/25/34 (g)	204,000	195,517
Series 2006-W4 Class A2C, 0.3448% 5/25/36 (g)	186,958	67,276
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Auto Receivables Asset Trust Series 2014-2 Class D, 2.81% 8/20/19	$ 1,506,000	$ 1,516,699
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3213% 12/25/36 (g)	289,000	191,841
Chase Issuance Trust Series 2012-A4 Class A4, 1.58% 8/16/21	1,200,000	1,189,795
Citibank Credit Card Issuance Trust:
Series 2014-A1 Class A1, 2.88% 1/23/23	1,300,000	1,352,439
Series 2014-A6 Class A6, 2.15% 7/15/21	400,000	405,867
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4348% 3/25/32 (MGIC Investment Corp. Insured) (g)	4,144	3,615
Series 2004-3 Class M4, 1.6398% 4/25/34 (g)	11,715	9,972
Series 2004-4 Class M2, 0.9798% 6/25/34 (g)	17,510	15,867
Series 2004-7 Class AF5, 5.868% 1/25/35	1,015,584	1,041,746
Drive Auto Receivables Trust Series 2015-AA Class A3, 1.43% 7/16/18 (d)	6,000,000	6,008,514
Exeter Automobile Receivables Trust Series 2015-2A Class A, 1.54% 11/15/19 (d)	5,200,000	5,189,070
Fannie Mae Series 2004-T5 Class AB3, 1.0669% 5/28/35 (g)	6,234	5,770
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0098% 3/25/34 (g)	1,937	1,836
Fremont Home Loan Trust Series 2005-A Class M4, 1.2013% 1/25/35 (g)	55,381	35,427
GE Business Loan Trust:
Series 2003-1 Class A, 0.6156% 4/15/31 (d)(g)	5,434	5,434
Series 2006-2A:
Class A, 0.3656% 11/15/34 (d)(g)	130,494	124,830
Class B, 0.4656% 11/15/34 (d)(g)	47,200	43,756
Class C, 0.5656% 11/15/34 (d)(g)	78,436	66,670
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (d)	3,296,342	3,288,101
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (d)	59,621	1,981
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5048% 8/25/33 (g)	31,758	29,909
Series 2003-3 Class M1, 1.4748% 8/25/33 (g)	74,563	71,661
Series 2003-5 Class A2, 0.8848% 12/25/33 (g)	5,278	5,033
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3713% 1/25/37 (g)	231,000	147,233
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3113% 11/25/36 (g)	89,833	89,113
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5986% 12/27/29 (g)	26,737	26,644
Series 2006-A Class 2C, 1.4186% 3/27/42 (g)	406,000	203,000
Asset-Backed Securities - continued
	Principal Amount	Value
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4848% 5/25/37 (g)	$ 60,045	$ 583
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9348% 7/25/34 (g)	14,022	10,693
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1598% 7/25/34 (g)	44,496	40,531
Series 2006-FF1 Class M2, 0.4748% 8/25/36 (g)	2,200,000	2,074,137
Series 2006-FM1 Class A2B, 0.2913% 4/25/37 (g)	57,454	54,239
Series 2006-OPT1 Class A1A, 0.7048% 6/25/35 (g)	243,015	234,466
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8648% 8/25/34 (g)	9,173	8,524
Series 2004-NC8 Class M6, 2.0563% 9/25/34 (g)	15,937	14,107
Series 2005-NC1 Class M1, 0.8448% 1/25/35 (g)	51,530	48,270
Series 2005-NC2 Class B1, 1.9363% 3/25/35 (g)	39,160	856
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6948% 9/25/35 (g)	229,000	200,824
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.0598% 9/25/34 (g)	85,000	80,004
Class M4, 2.3598% 9/25/34 (g)	109,000	51,088
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9848% 4/25/33 (g)	815	763
Santander Drive Auto Receivables Trust:
Series 2013-5 Class D, 2.73% 10/15/19	3,940,000	3,989,904
Series 2014-1 Class D, 2.91% 4/15/20	3,859,000	3,902,321
Series 2014-4:
Class C, 2.6% 11/16/20	2,132,000	2,161,019
Class D, 3.1% 11/16/20	3,671,000	3,733,253
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2206% 6/15/33 (g)	116,555	112,953
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (d)	10,150,400	10,204,446
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0448% 9/25/34 (g)	4,618	4,015
Truman Capital Mortgage Loan Trust:
Series 2014-NPL2 Class A1, 3.125% 6/25/54 (d)	2,872,690	2,862,118
Series 2014-NPL3 Class A1, 3.125% 4/25/53 (d)	2,844,569	2,833,282
Vericrest Opportunity Loan Trust:
Series 2014-NP11 Class A1, 3.875% 4/25/55 (d)	1,294,157	1,299,124
Series 2014-NPL7 Class A1, 3.125% 8/27/57 (d)	14,150,383	14,170,306
TOTAL ASSET-BACKED SECURITIES (Cost $74,261,806)		74,965,947
Collateralized Mortgage Obligations - 0.2%
	Principal Amount	Value
Private Sponsor - 0.0%
Accredited Mortgage Loan Trust floater Series 2006-1 Class A3, 0.3538% 4/25/36 (g)	$ 4,031,462	$ 3,982,132
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 0.311% 6/27/36 (d)(g)	4,428,576	4,246,119
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.4381% 4/26/36 (d)(g)	2,506,060	2,436,843
Citigroup Mortgage Loan Trust sequential payer Series 2012-A Class A, 2.5% 6/25/51 (d)	1,568,388	1,541,334
CSMC floater Series 2015-1R Class 6A1, 0.4613% 5/27/37 (d)(g)	1,832,919	1,700,328
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.551% 10/25/34 (g)	75,183	75,414
Granite Master Issuer PLC floater:
Series 2006-3 Class A7, 0.384% 12/20/54 (g)	2,672,335	2,658,439
Series 2006-4 Class A4, 0.284% 12/20/54 (g)	2,520,933	2,504,799
Series 2007-1 Class 1B1, 0.324% 12/20/54 (g)	4,000,000	3,942,800
GS Mortgage Securities Corp. floater Series 2013-1R Class A, 0.3338% 11/26/36 (d)(g)	3,868,708	3,689,114
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4683% 8/25/36 (g)	169,789	145,156
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3948% 5/25/47 (g)	67,301	63,046
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3548% 2/25/37 (g)	123,602	112,727
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4748% 7/25/35 (g)	183,229	172,824
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.531% 6/10/35 (d)(g)	59,949	54,588
Class B6, 3.031% 6/10/35 (d)(g)	79,517	73,413
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (g)	3,865	3,790
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5122% 4/25/33 (g)	26,427	26,403
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.8248% 9/25/43 (g)	4,766,766	4,602,298
TOTAL PRIVATE SPONSOR		32,031,567
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 0.2%
Freddie Mac:
floater Series 3335 Class BF, 0.3315% 7/15/19 (g)	$ 5,727,086	$ 5,731,688
Series 3955 Class YI, 3% 11/15/21 (h)	876,622	52,847
Series 3980 Class EP, 5% 1/15/42	8,080,620	9,027,619
Series 4471 Class PA 4% 12/15/40	3,636,930	3,882,423
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H27 Series FA, 0.5576% 12/20/60 (g)(j)	1,614,745	1,611,885
Series 2011-H20 Class FA, 0.7276% 9/20/61 (g)(j)	8,765,367	8,801,278
Series 2012-6 Class FG, 0.5825% 4/16/40 (g)	2,916,933	2,929,235
Series 2013-H19 Class FC, 0.7776% 8/20/63 (g)(j)	4,130,118	4,156,167
Series 2010-14 Class SN, 5.7675% 2/16/40 (g)(h)(i)	1,367,408	244,274
Series 2013-160 Class MS, 6.016% 9/20/32 (g)(h)(i)	1,292,462	245,369
Series 2015-H13 Class FL, 0.3% 3/20/65 (g)(j)	5,480,000	5,480,000
TOTAL U.S. GOVERNMENT AGENCY		42,162,785
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $74,148,505)		74,194,352
Commercial Mortgage Securities - 1.7%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2:
Class A4, 5.9166% 5/10/45 (g)	1,911,000	1,955,379
Class AAB, 5.8986% 5/10/45 (g)	8,151	8,152
Series 2006-3 Class A4, 5.889% 7/10/44	6,258,038	6,468,596
Series 2006-4 Class A4, 5.634% 7/10/46	1,746,365	1,799,688
Series 2006-6 Class A3, 5.369% 10/10/45	554,000	560,384
Series 2006-6 Class E, 5.619% 10/10/45 (d)	160,000	24,027
Series 2007-2 Class A4, 5.7822% 4/10/49 (g)	9,409,000	9,902,907
Series 2007-3:
Class A3, 5.7354% 6/10/49 (g)	329,405	329,228
Class A4, 5.7354% 6/10/49 (g)	2,418,126	2,563,393
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.38% 5/15/32 (d)(g)	5,000,000	4,990,270
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 0.5848% 11/25/35 (d)(g)	52,925	47,702
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A:
Class A2, 0.5748% 1/25/36 (d)(g)	$ 129,870	$ 115,409
Class M1, 0.6348% 1/25/36 (d)(g)	41,919	33,653
Series 2006-4A Class A2, 0.4548% 12/25/36 (d)(g)	394,071	342,188
Series 2007-1 Class A2, 0.4548% 3/25/37 (d)(g)	84,011	70,670
Series 2007-2A:
Class A1, 0.4548% 7/25/37 (d)(g)	238,606	208,462
Class A2, 0.5048% 7/25/37 (d)(g)	223,398	188,991
Class M1, 0.5548% 7/25/37 (d)(g)	76,039	57,120
Series 2007-3:
Class A2, 0.4748% 7/25/37 (d)(g)	81,861	68,387
Class M1, 0.4948% 7/25/37 (d)(g)	43,383	32,935
Class M2, 0.5248% 7/25/37 (d)(g)	46,401	31,011
Class M3, 0.5548% 7/25/37 (d)(g)	74,316	30,017
Class M4, 0.6848% 7/25/37 (d)(g)	117,322	33,779
Class M5, 0.7848% 7/25/37 (d)(g)	55,041	9,223
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-T20 Class A4B, 5.2891% 10/12/42 (g)	700,000	706,585
Series 2006-T22 Class A4, 5.7581% 4/12/38 (g)	30,495	31,114
C-BASS Trust floater Series 2006-SC1 Class A, 0.4513% 5/25/36 (d)(g)	54,571	51,776
CDGJ Commercial Mortgage Trust Series 2014-BXCH:
Class A, 1.5745% 12/15/27 (d)(g)	6,000,000	6,011,280
Class DPA, 3.1745% 12/15/27 (d)(g)	1,598,000	1,601,292
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	2,219,000	2,320,679
Series 2007-C6 Class A4, 5.8998% 12/10/49 (g)	3,500,000	3,758,514
Series 2015-GC27 Class A5, 3.137% 2/10/48	1,000,000	1,013,340
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD2 Class A4, 5.4787% 1/15/46 (g)	1,894,689	1,912,495
Series 2006-CD3 Class A5, 5.617% 10/15/48	2,300,867	2,391,093
Series 2007-CD4:
Class A3, 5.293% 12/11/49	25,217	25,406
Class A4, 5.322% 12/11/49	2,050,000	2,144,931
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (g)	310,000	302,987
COMM Mortgage Trust:
sequential payer Series 2013-CR8 Class A4, 3.334% 6/10/46	500,000	522,504
Series 2014-CR21 Class A2, 3.095% 12/10/47	520,000	544,820
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM Mortgage Trust: - continued
Series 2015-CR23 Class A3, 3.23% 5/10/48	$ 2,500,000	$ 2,553,043
COMM Mortgage Trust pass-thru certificates Series 2006-C7 Class A4, 5.9398% 6/10/46 (g)	755,579	777,462
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8901% 6/15/39 (g)	4,224,400	4,501,403
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	251,000	267,947
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1 Class AM, 5.6461% 2/15/39 (g)	965,000	989,043
CSMC Series 2015-TOWN:
Class A, 1.4315% 3/15/17 (d)(g)	3,154,000	3,154,145
Class B, 2.0815% 3/15/17 (d)(g)	404,000	404,272
Class C, 2.4315% 3/15/17 (d)(g)	404,000	404,271
Class D, 3.3815% 3/15/17 (d)(g)	404,000	404,270
Freddie Mac:
sequential payer:
Series K029 Class A2, 3.32% 2/25/23	1,500,000	1,599,731
Series K033 Class A2, 3.06% 7/25/23	1,740,000	1,812,042
Series K034 Class A2, 3.531% 7/25/23	5,525,000	5,961,569
Series K717 Class A2, 2.991% 9/25/21	5,000,000	5,256,275
Series K036 Class A2, 3.527% 10/25/23	4,450,000	4,795,427
Series K042:
Class A1, 2.267% 6/25/24	1,087,449	1,100,328
Class A2, 2.67% 12/25/24	2,000,000	2,007,819
Series K716 Class A2, 3.13% 6/25/21	2,000,000	2,120,446
Freddie Mac Multi-family Strutured Pass-thru Certificates sequential payer Series K718 Class A2, 2.791% 1/25/22	3,100,000	3,216,594
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1.4815% 12/15/16 (d)(g)	8,250,000	8,271,249
Series 2015-NRF Class AFX, 3.2349% 12/15/19 (d)	2,300,000	2,380,569
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	4,347,000	4,547,088
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	13,431,355	14,173,961
Series 2006-GG7 Class A4, 6.0136% 7/10/38 (g)	5,774,151	5,948,842
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4, 5.553% 4/10/38 (g)	2,879,000	2,903,022
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (d)	720,000	732,131
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	$ 1,322,158	$ 1,386,010
Class A4, 5.56% 11/10/39	3,257,050	3,394,260
Series 2014-GC18, 2.924% 1/10/47	800,000	830,758
Series 2014-GC22 Class A3, 3.516% 6/10/47	800,000	836,938
Series 2015-GC30 Class A3, 3.119% 5/10/50	2,000,000	2,028,548
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (d)	760,000	769,923
Class DFX, 4.4065% 11/5/30 (d)	7,193,000	7,308,700
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.432% 11/15/29 (d)(g)	4,000,000	4,004,516
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C21 Class A3, 3.4353% 8/15/47 (d)	1,900,000	1,983,928
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class F, 0.5156% 11/15/18 (d)(g)	57,563	55,958
Class G, 0.5456% 11/15/18 (d)(g)	49,865	48,108
Series 2014-BXH:
Class C, 1.8356% 4/15/27 (d)(g)	1,239,000	1,238,045
Class D, 2.4356% 4/15/27 (d)(g)	2,642,000	2,635,878
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	2,420,364	2,530,253
Series 2007-CB18 Class A4, 5.44% 6/12/47	26,836,806	28,340,741
Series 2007-CB20 Class A4, 5.794% 2/12/51	8,971,848	9,693,265
Series 2007-LD11 Class A4, 5.9618% 6/15/49 (g)	44,825,239	47,617,717
Series 2007-LDPX Class A3, 5.42% 1/15/49	1,082,874	1,142,519
Series 2005-LDP4 Class AM, 4.999% 10/15/42 (g)	570,000	572,463
Series 2006-LDP7 Class A4, 6.057% 4/15/45 (g)	3,415,156	3,509,193
Series 2007-CB19:
Class B, 5.8851% 2/12/49 (g)	24,000	6,170
Class C, 5.8851% 2/12/49 (g)	62,000	4,523
Class D, 5.8851% 2/12/49 (g)	65,000	3,064
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (g)	16,164	243
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.1102% 7/15/44 (g)	2,101,280	2,255,094
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2006-C7 Class A2, 5.3% 11/15/38	112,895	113,753
Series 2007-C1 Class A4, 5.424% 2/15/40	5,535,788	5,840,782
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.6028% 1/12/44 (d)(g)	241,000	237,847
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Trust: - continued
Series 2006-C1 Class AM, 5.8655% 5/12/39 (g)	$ 820,000	$ 850,766
Series 2007-C1 Class A4, 6.0289% 6/12/50 (g)	7,022,000	7,465,095
Series 2008-C1 Class A4, 5.69% 2/12/51	430,587	466,267
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (g)	10,516,399	10,971,086
Class ASB, 5.133% 12/12/49 (g)	44,878	45,341
Series 2007-5 Class A4, 5.378% 8/12/48	8,712,000	9,104,885
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	2,446,000	2,593,007
Series 2007-7 Class A4, 5.81% 6/12/50 (g)	1,476,966	1,580,364
Series 2006-1 Class AM, 5.7004% 2/12/39 (g)	970,000	992,068
Series 2007-6 Class B, 5.635% 3/12/51 (g)	277,000	86,376
Series 2007-7 Class B, 5.9342% 6/12/50 (g)	145,757	6,816
Series 2007-8 Class A3, 6.0766% 8/12/49 (g)	239,000	258,237
Morgan Stanley BAML Trust:
sequential payer Series 2014-C15 Class ASB, 3.654% 4/15/47	2,750,000	2,932,597
Series 2014-C14 Class A2, 2.916% 2/15/47	1,900,000	1,974,830
Series 2014-C17 Class A2, 3.119% 8/15/47	1,700,000	1,779,849
Series 2015-C22 Class ASB, 3.04% 5/15/46	2,500,000	2,562,350
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.386% 7/15/19 (d)(g)	57,391	57,431
Series 2007-XLFA:
Class D, 0.3715% 10/15/20 (d)(g)	106,532	105,654
Class E, 0.4315% 10/15/20 (d)(g)	134,000	132,593
sequential payer Series 2007-IQ15 Class A4, 6.1037% 6/11/49 (g)	21,897,383	23,567,278
Series 2007-HQ12 Class A4, 5.8611% 4/12/49 (g)	1,466,000	1,463,896
Series 2007-IQ14:
Class A4, 5.6859% 4/15/49	7,001,000	7,443,309
Class B, 5.9059% 4/15/49 (g)	68,000	4,608
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class G, 0.5456% 9/15/21 (d)(g)	25,317	24,948
sequential payer:
Series 2006-C29 Class A4, 5.308% 11/15/48	1,333,756	1,393,338
Series 2007-C30 Class A5, 5.342% 12/15/43	26,877,000	28,337,472
Series 2007-C31:
Class A4, 5.509% 4/15/47	48,090,000	50,454,633
Class A5, 5.5% 4/15/47	7,119,000	7,593,780
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-C32 Class A3, 5.9027% 6/15/49 (g)	$ 11,015,294	$ 11,721,058
Series 2007-C33:
Class A4, 6.1503% 2/15/51 (g)	16,305,830	17,201,216
Class A5, 6.1503% 2/15/51 (g)	4,253,000	4,617,750
Series 2005-C22 Class B, 5.5288% 12/15/44 (g)	614,000	610,888
Series 2006-C23 Class A1A, 5.422% 1/15/45	765,260	778,725
Series 2006-C27 Class A3, 5.765% 7/15/45 (g)	766,055	791,171
Series 2007-C31 Class C, 5.8609% 4/15/47 (g)	1,142,000	1,119,366
Series 2007-C31A Class A2, 5.421% 4/15/47	69,801	69,745
Series 2007-C32:
Class D, 5.9027% 6/15/49 (g)	208,000	153,006
Class E, 5.9027% 6/15/49 (g)	328,000	194,678
WF-RBS Commercial Mortgage Trust sequential payer Series 2013-C11 Class A4, 3.037% 3/15/45	365,000	372,996
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $475,172,691)		463,762,006
Municipal Securities - 0.4%

Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F2, 6.263% 4/1/49	1,010,000	1,384,720
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (g)	465,000	465,921
California Gen. Oblig. 6.2% 3/1/19	1,340,000	1,543,064
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	700,000	733,782
Series 2012 B, 5.432% 1/1/42	3,585,000	3,020,864
6.314% 1/1/44	22,660,000	20,442,492
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2010 A, 5.792% 11/1/41	350,000	459,456
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35	75,000	93,812
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2010 A, 5.522% 10/1/44	150,000	185,126
Houston Util. Sys. Rev. 3.828% 5/15/28	200,000	210,792
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	2,630,000	2,709,952
4.95% 6/1/23	4,630,000	4,761,816
Municipal Securities - continued
	Principal Amount	Value
Illinois Gen. Oblig.: - continued
Series 2003: - continued
5.1% 6/1/33	$ 34,375,000	$ 32,393,969
Series 2010-1, 6.63% 2/1/35	3,845,000	4,006,375
Series 2010-3:
6.725% 4/1/35	2,510,000	2,640,420
7.35% 7/1/35	4,655,000	5,103,695
Series 2011:
5.365% 3/1/17	125,000	130,883
5.665% 3/1/18	2,765,000	2,970,080
5.877% 3/1/19	7,850,000	8,521,175
Series 2013:
1.84% 12/1/16	2,445,000	2,465,049
3.6% 12/1/19	2,105,000	2,090,286
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40	150,000	190,034
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2010 A, 7.102% 1/1/41	1,085,000	1,531,532
Series A, 7.414% 1/1/40	305,000	443,992
Ohio State Univ. Gen. Receipts:
Series 2010 C, 4.91% 6/1/40	275,000	323,210
Series 2011 A, 4.8% 6/1/11	608,000	608,395
Port Auth. of New York & New Jersey:
174th Series, 4.458% 10/1/62	500,000	515,785
Series 180, 4.96% 8/1/46	155,000	180,702
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41	385,000	448,737
TOTAL MUNICIPAL SECURITIES (Cost $106,324,842)		100,576,116
Foreign Government and Government Agency Obligations - 0.1%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (d)	3,390,000	3,436,613
5.75% 9/26/23 (d)	3,103,000	3,251,944
Brazilian Federative Republic:
4.25% 1/7/25	4,835,000	4,757,640
8.25% 1/20/34	250,000	327,500
Chilean Republic 3.875% 8/5/20	800,000	872,000
Colombian Republic 5% 6/15/45	365,000	359,981
Israeli State 4% 6/30/22	300,000	328,500
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value
United Mexican States:
3.5% 1/21/21	$ 12,468,000	$ 12,854,508
4.75% 3/8/44	1,500,000	1,511,625
5.625% 1/15/17	3,410,000	3,650,405
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $30,877,245)		31,350,716
Bank Notes - 0.0%

Discover Bank (Delaware) 3.2% 8/9/21 (Cost $5,702,291)	5,716,000	5,699,629
Fixed-Income Funds - 77.1%
	Shares
High Yield Fixed-Income Funds - 1.4%
MainStay High Yield Corporate Bond Fund Class A	31,951,909	186,599,151
T. Rowe Price High Yield Fund Advisor Class	31,284,255	216,174,200
TOTAL HIGH YIELD FIXED-INCOME FUNDS		402,773,351
Intermediate-Term Bond Funds - 74.3%
BlackRock Strategic Income Opportunities Fund Investor A	45,056,142	457,770,398
DoubleLine Total Return Bond Fund Class N	83,648,693	917,626,167
Fidelity Total Bond Fund (c)	436,173,504	4,680,141,703
JPMorgan Core Bond Fund Select Class	110,081,575	1,295,660,137
Metropolitan West Total Return Bond Fund Class M	188,304,120	2,058,164,028
PIMCO Mortgage Opportunities Fund Institutional Class	26,680,870	298,025,318
PIMCO Total Return Fund Institutional Class	542,609,421	5,805,920,791
Prudential Total Return Bond Fund Class A	56,891,303	823,786,065
Spartan U.S. Bond Index Fund Investor Class (c)	23,515,696	275,603,960
Templeton Global Bond Fund Class A	23,483,631	292,136,367
Voya Intermediate Bond Fund Class I	53,163,591	538,015,545
Westcore Plus Bond Fund	29,159,304	318,128,009
Western Asset Core Bond Fund Class I	65,198,706	806,507,999
Western Asset Core Plus Bond Fund Class I	184,594,581	2,161,602,547
TOTAL INTERMEDIATE-TERM BOND FUNDS		20,729,089,034
Fixed-Income Funds - continued
	Shares	Value
Investment Grade Fixed-Income Funds - 1.4%
PIMCO Income Fund - Institutional Class	30,781,301	$ 384,458,451
TOTAL FIXED-INCOME FUNDS (Cost $21,478,475,460)		21,516,320,836
Short-Term Funds - 1.2%

Short-Term Funds - 1.2%
Prudential Short-Term Corporate Bond Fund, Inc. Class A (Cost $345,048,972)	30,397,061	340,751,051
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22 (Cost $29,654,851)	$ 24,912,000	29,016,980
Money Market Funds - 0.9%
	Shares
Fidelity Cash Central Fund, 0.15% (a)	140,075,976	140,075,976
SSgA U.S. Treasury Money Market Fund, 0% (b)	119,117,661	119,117,661
TOTAL MONEY MARKET FUNDS (Cost $259,193,637)		259,193,637
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $28,153,939,425)		28,227,579,614
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(315,908,998)
NET ASSETS - 100%		$ 27,911,670,616
TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
2.5% 6/1/30	$ (2,200,000)	$ (2,247,781)
3% 6/1/30	(600,000)	(626,625)
3% 6/1/45	(5,000,000)	(5,064,062)
3% 6/1/45	(2,900,000)	(2,937,156)
3% 6/1/45	(2,900,000)	(2,937,156)
3.5% 6/1/45	(4,600,000)	(4,804,125)
3.5% 6/1/45	(3,100,000)	(3,237,562)
3.5% 6/1/45	(12,300,000)	(12,845,811)
3.5% 6/1/45	(19,600,000)	(20,469,748)
3.5% 7/1/45	(5,500,000)	(5,727,950)
4.5% 6/1/45	(12,100,000)	(13,154,969)
TOTAL FANNIE MAE		(74,052,945)
Ginnie Mae
3.5% 6/1/45	(3,700,000)	(3,883,923)
3.5% 6/1/45	(5,900,000)	(6,193,283)
TOTAL GINNIE MAE		(10,077,206)
TOTAL TBA SALE COMMITMENTS (Proceeds $84,032,136)		$ (84,130,151)
Swaps
Credit Default Swaps
Underlying Reference	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount	Value	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Deutsche Bank AG	Dec. 2018	Credit Suisse International	(1%)	$ 2,000,000	$ (31,552)	$ (73,333)	$ (104,885)
Deutsche Bank AG	Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	1,655,634	(26,298)	(72,556)	(98,854)
National Australia Bank Ltd	Dec. 2018	Credit Suisse International	(1%)	2,000,000	(39,325)	(121,720)	(161,045)
National Australia Bank Ltd	Dec. 2018	Credit Suisse International	(1%)	2,000,000	(39,325)	(104,587)	(143,912)
Societe Generale	Dec. 2017	Credit Suisse International	(3%)	1,765,000	(122,807)	36,964	(85,843)
Societe Generale	Dec. 2017	Credit Suisse International	(3%)	1,764,000	(122,737)	13,974	(108,763)
Swaps - continued
Credit Default Swaps - continued
Underlying Reference	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount	Value	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection - continued
UFJ Finance Aruba AEC	Mar. 2018	Credit Suisse International	(1%)	$ 1,500,000	$ (30,613)	$ (18,776)	$ (49,389)
UFJ Finance Aruba AEC	Mar. 2018	Credit Suisse International	(1%)	1,765,000	(36,022)	(49,849)	(85,871)
TOTAL CREDIT DEFAULT SWAPS					$ (448,679)	$ (389,883)	$ (838,562)
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid)(2)	Unrealized Appreciation/ (Depreciation)
CME	Jun. 2045	$ 2,900,000	3-month LIBOR	3.25%	$ 83,082	$ 0	$ 83,082
CME	Jun. 2025	5,500,000	3-month LIBOR	2.75%	(3,629)	0	(3,629)
LCH	Jun. 2020	5,000,000	3-month LIBOR	2.25%	(3,835)	0	(3,835)
TOTAL INTEREST RATE SWAPS					$ 75,618	$ 0	$ 75,618

(1) Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $342,050,291 or 1.2% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security sold on a delayed delivery basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(k) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities amounted to $666,723.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,773
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Total Bond Fund	$ -	$ 4,712,268,496	$ -	$ 22,749,340	$ 4,680,141,703
Spartan U.S. Bond Index Fund Investor Class	310,103,513	1,686,821	33,832,545	1,685,169	275,603,960
Total	$ 310,103,513	$ 4,713,955,317	$ 33,832,545	$ 24,434,509	$ 4,955,745,663
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,363,219,868	$ -	$ 2,363,219,868	$ -
U.S. Government and Government Agency Obligations	1,458,214,912	-	1,458,214,912	-
U.S. Government Agency - Mortgage Securities	1,510,313,564	-	1,510,313,564	-
Asset-Backed Securities	74,965,947	-	74,965,947	-
Collateralized Mortgage Obligations	74,194,352	-	74,194,352	-
Commercial Mortgage Securities	463,762,006	-	463,762,006	-
Municipal Securities	100,576,116	-	100,576,116	-
Foreign Government and Government Agency Obligations	31,350,716	-	31,350,716	-
Bank Notes	5,699,629	-	5,699,629	-
Fixed-Income Funds	21,516,320,836	21,516,320,836	-	-
Short-Term Funds	340,751,051	340,751,051	-	-
Preferred Securities	29,016,980	-	29,016,980	-
Money Market Funds	259,193,637	259,193,637	-	-
Total Investments in Securities:	$ 28,227,579,614	$ 22,116,265,524	$ 6,111,314,090	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Swaps	$ 83,082	$ -	$ 83,082	$ -
Liabilities
Swaps	$ (456,143)	$ -	$ (456,143)	$ -
Total Derivative Instruments:	$ (373,061)	$ -	$ (373,061)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (84,130,151)	$ -	$ (84,130,151)	$ -
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $28,153,344,492. Net unrealized appreciation aggregated $74,235,122, of which $355,471,407 related to appreciated investment securities and $281,236,285 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® International Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2015

1.912870.104

SIT-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 30.3%
	Shares	Value
CONSUMER DISCRETIONARY - 3.9%
Auto Components - 0.4%
Aisin Seiki Co. Ltd.	156,200	$ 7,180,200
Autoliv, Inc.	52,117	6,574,560
Brembo SpA	5,518	234,478
Bridgestone Corp.	84,900	3,523,758
Compagnie Plastic Omnium	49,571	1,408,190
Continental AG	47,329	10,929,098
DENSO Corp.	555,300	28,972,086
GKN PLC	1,353,986	7,586,539
Koito Manufacturing Co. Ltd.	28,200	1,099,955
Michelin CGDE Series B	50,658	5,428,569
NHK Spring Co. Ltd.	120,800	1,413,535
NOK Corp.	33,600	1,105,888
Sumitomo Electric Industries Ltd.	280,500	4,460,868
Toyoda Gosei Co. Ltd.	56,900	1,409,526
Valeo SA	66,323	10,587,665
Yokohama Rubber Co. Ltd.	98,000	1,102,645
		93,017,560
Automobiles - 0.7%
Bayerische Motoren Werke AG (BMW)	128,914	14,257,735
Bayerische Motoren Werke AG (BMW) ADR	6,300	232,029
Brilliance China Automotive Holdings Ltd.	786,000	1,226,597
Daimler AG (Germany)	346,279	32,433,538
Fiat Chrysler Automobiles NV (a)	42,280	675,646
Fuji Heavy Industries Ltd.	307,800	11,554,787
Honda Motor Co. Ltd.	631,700	21,721,053
Honda Motor Co. Ltd. sponsored ADR	28,000	958,160
Hyundai Motor Co. (a)	195,650	27,746,791
Maruti Suzuki India Ltd. (a)	40,015	2,434,595
Nissan Motor Co. Ltd.	58,800	610,688
Peugeot Citroen SA (a)	79,173	1,652,158
Renault SA	8,963	930,559
Tata Motors Ltd. (a)	425,054	3,198,411
Toyota Motor Corp.	432,600	29,840,966
Volkswagen AG	10,981	2,647,265
		152,120,978
Distributors - 0.0%
Inchcape PLC	513,300	6,629,259
Hotels, Restaurants & Leisure - 0.7%
Carnival PLC	611,837	29,602,044
Carnival PLC sponsored ADR	19,855	955,820
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Compass Group PLC	3,164,231	$ 55,326,250
Greene King PLC	33,717	422,571
InterContinental Hotel Group PLC	151,567	6,359,015
Merlin Entertainments PLC	228,207	1,600,605
MGM China Holdings Ltd.	2,043,200	3,715,556
Sands China Ltd.	906,400	3,501,148
SJM Holdings Ltd.	1,919,600	2,458,407
The Restaurant Group PLC	63,450	669,141
TUI AG	461,606	8,185,222
Whitbread PLC	326,045	25,514,352
Yum! Brands, Inc.	152,044	13,700,685
		152,010,816
Household Durables - 0.2%
Casio Computer Co. Ltd.	86,700	1,628,502
Electrolux AB (B Shares)	5,865	178,911
Nikon Corp.	1,883,400	23,329,413
Sony Corp.	485,200	15,002,515
Steinhoff International Holdings Ltd.	397,191	2,461,032
Taylor Wimpey PLC	927,241	2,600,553
Techtronic Industries Co. Ltd.	753,500	2,599,566
		47,800,492
Internet & Catalog Retail - 0.0%
Vipshop Holdings Ltd. ADR (a)	140,491	3,508,060
YOOX SpA (a)	47,523	1,543,914
		5,051,974
Leisure Products - 0.1%
Sankyo Co. Ltd. (Gunma)	121,100	4,468,579
SHIMANO, Inc.	16,100	2,286,103
Yamaha Corp.	295,100	5,976,386
		12,731,068
Media - 0.7%
Altice SA (a)	22,424	2,918,451
Cineworld Group PLC	19,706	155,864
Fuji Media Holdings, Inc.	469,200	6,382,307
Grupo Televisa SA de CV (CPO) sponsored ADR	38,500	1,457,225
ITV PLC	2,897,506	12,058,937
ITV PLC ADR	7,700	322,168
Lagardere S.C.A. (Reg.)	74,508	2,257,749
Naspers Ltd. Class N	22,424	3,295,907
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Nippon Television Network Corp.	345,100	$ 5,883,387
Pearson PLC sponsored ADR	12,600	253,638
ProSiebenSat.1 Media AG	314,535	15,041,058
Publicis Groupe SA	92,941	7,432,234
realestate.com.au Ltd.	39,987	1,194,450
Reed Elsevier NV	2,231,097	54,100,084
Reed Elsevier PLC	151,168	2,506,840
SES SA (France) (depositary receipt)	6,559	232,249
Sky PLC	476,100	7,676,932
Telenet Group Holding NV (a)	49,578	2,694,261
Television Francaise 1 SA	25,175	425,114
UBM PLC	681,100	5,793,127
Vivendi SA	151,546	3,859,813
Wolters Kluwer NV	13,602	423,299
WPP PLC	1,113,174	26,300,071
WPP PLC ADR	7,100	841,847
		163,507,012
Multiline Retail - 0.1%
Dollarama, Inc.	58,362	3,232,530
Marks & Spencer Group PLC	40,412	360,520
Next PLC	47,851	5,499,787
Ryohin Keikaku Co. Ltd.	22,600	3,821,619
		12,914,456
Specialty Retail - 0.4%
Carphone Warehouse Group PLC	14,055	102,124
Esprit Holdings Ltd.	9,411,000	9,406,570
Fielmann AG	21,724	1,490,978
H&M Hennes & Mauritz AB (B Shares)	353,215	13,927,272
Inditex SA	194,366	6,438,321
Kingfisher PLC	4,309,525	24,451,054
Matas A/S	5,190	119,574
Mobilezone Holding AG	27,289	473,278
Nitori Holdings Co. Ltd.	125,700	9,649,772
USS Co. Ltd.	739,000	13,791,888
		79,850,831
Textiles, Apparel & Luxury Goods - 0.6%
adidas AG	9,066	712,238
Burberry Group PLC	136,640	3,539,848
Compagnie Financiere Richemont SA Series A	181,475	15,674,112
Global Brands Group Holding Ltd. (a)	16,600,000	3,725,213
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Hermes International SCA	8,081	$ 3,156,523
Hugo Boss AG	5,511	629,181
Japan Tobacco, Inc.	1,422,400	51,618,898
Kering SA	4,558	800,718
Luxottica Group SpA	59,762	4,036,061
LVMH Moet Hennessy - Louis Vuitton SA	148,812	26,501,832
LVMH Moet Hennessy - Louis Vuitton SA ADR	9,400	336,050
Pandora A/S	44,836	4,508,187
Safilo Group SpA (a)	16,276	235,247
Salvatore Ferragamo Italia SpA	43,303	1,364,963
Swatch Group AG (Bearer)	7,110	2,823,272
Swatch Group AG (Bearer) (Reg.)	9,470	751,171
		120,413,514
TOTAL CONSUMER DISCRETIONARY		846,047,960
CONSUMER STAPLES - 3.4%
Beverages - 0.4%
Asahi Group Holdings	92,900	2,969,256
Carlsberg A/S Series B	95,500	8,779,912
Coca-Cola Central Japan Co. Ltd.	31,600	583,595
Davide Campari-Milano SpA	60,700	463,334
Davide Campari-Milano SpA	346,700	2,646,425
Embotelladoras Arca S.A.B. de CV	277,218	1,681,069
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	21,469	1,908,594
Heineken Holding NV	95,500	6,641,486
Heineken NV (Bearer)	351,575	27,546,858
ITO EN Ltd.	149,800	3,236,194
Pernod Ricard SA	265,806	32,857,254
		89,313,977
Food & Staples Retailing - 0.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	120,966	4,713,744
Distribuidora Internacional de Alimentacion SA	354,800	2,827,495
Jeronimo Martins SGPS SA	25,779	354,338
Kesko Oyj	10,157	379,843
Metro AG	348,455	12,135,393
Sundrug Co. Ltd.	166,700	8,807,459
Tsuruha Holdings, Inc.	39,600	2,968,742
		32,187,014
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.3%
Aryzta AG	116,307	$ 7,375,536
CSM NV (exchangeable)	30,065	584,131
Danone SA	1,160,878	79,748,884
M. Dias Branco SA	169,625	4,583,596
Nestle SA	1,648,642	127,731,882
Saputo, Inc.	130,566	3,551,824
Toyo Suisan Kaisha Ltd.	267,200	9,259,202
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	472,979	20,207,097
(NY Reg.)	54,200	2,314,340
Unilever PLC	445,042	19,685,530
Unilever PLC sponsored ADR	25,300	1,116,995
Viscofan Envolturas Celulosicas SA	22,333	1,371,134
		277,530,151
Household Products - 0.7%
Colgate-Palmolive Co.	752,275	50,244,447
Hindustan Unilever Ltd.	335,683	4,526,330
Reckitt Benckiser Group PLC	969,560	87,566,379
Svenska Cellulosa AB (SCA) (B Shares)	126,800	3,307,373
Unicharm Corp.	55,200	1,217,568
		146,862,097
Personal Products - 0.4%
AMOREPACIFIC Corp.	4,920	1,784,113
Kao Corp.	1,011,600	45,944,526
Kobayashi Pharmaceutical Co. Ltd.	151,300	9,783,460
Kose Corp.	112,900	7,376,729
L'Oreal SA	102,892	19,431,431
Oriflame Cosmetics SA SDR	25,139	378,861
Pola Orbis Holdings, Inc.	27,200	1,489,537
		86,188,657
Tobacco - 0.5%
British American Tobacco PLC (United Kingdom)	1,291,992	71,363,247
Imperial Tobacco Group PLC	161,000	8,292,640
KT&G Corp.	352,363	30,488,998
Swedish Match Co. AB	9,340	278,124
		110,423,009
TOTAL CONSUMER STAPLES		742,504,905
Common Stocks - continued
	Shares	Value
ENERGY - 1.3%
Energy Equipment & Services - 0.2%
Noble Corp.	216,300	$ 3,623,025
Technip SA	397,529	26,235,661
Tecnicas Reunidas SA	209,110	10,408,441
		40,267,127
Oil, Gas & Consumable Fuels - 1.1%
Baytex Energy Corp.	1,020,467	17,363,366
BG Group PLC	1,408,830	24,556,649
Cairn Energy PLC (a)	2,283,001	5,917,919
Canadian Natural Resources Ltd.	352,959	10,893,025
CNOOC Ltd.	14,705,000	22,890,678
Enbridge, Inc.	371,840	17,784,692
Eni SpA	406,700	7,328,982
Galp Energia SGPS SA Class B	437,003	5,145,175
Gazprom OAO sponsored ADR (Reg. S)	716,572	3,847,863
Imperial Oil Ltd.	502,900	19,726,168
INPEX Corp.	1,223,900	15,013,695
LUKOIL Oil Co. sponsored ADR (United Kingdom)	47,771	2,291,097
Oil Search Ltd. ADR	817,257	4,748,737
Reliance Industries Ltd. sponsored GDR (d)	207,078	5,756,768
Repsol YPF SA	470,550	8,961,400
Royal Dutch Shell PLC:
Class A (Netherlands)	147,624	4,401,728
Class A (United Kingdom)	855,838	25,511,193
Suncor Energy, Inc.	341,300	9,976,082
Total SA	867,634	43,785,549
Vopak NV	7,168	356,629
		256,257,395
TOTAL ENERGY		296,524,522
FINANCIALS - 6.6%
Banks - 3.1%
77 Bank Ltd.	64,000	357,079
Akbank T.A.S.	744,127	2,216,352
Australia & New Zealand Banking Group Ltd.	181,198	4,597,974
Axis Bank Ltd. (a)	450,324	4,150,345
Banco Bilbao Vizcaya Argentaria SA	749,517	7,418,031
Bank Communications Co. Ltd. (H Shares)	1,178,000	1,121,232
Bank of Ireland (a)	16,506,981	6,320,846
Bankinter SA	565,361	4,163,376
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Barclays PLC	10,404,149	$ 43,083,865
BNP Paribas SA	721,490	43,527,217
BOC Hong Kong (Holdings) Ltd.	1,959,500	8,061,758
Chiba Bank Ltd.	723,000	5,678,841
China Merchants Bank Co. Ltd. (H Shares)	1,710,500	5,206,296
Chinatrust Financial Holding Co. Ltd.	2,696,000	2,037,720
Credicorp Ltd. (United States)	24,390	3,442,405
DBS Group Holdings Ltd.	951,600	14,329,412
DNB ASA	1,320,320	23,191,080
Dubai Islamic Bank Pakistan Ltd. (a)	583,803	1,079,218
Erste Group Bank AG	221,938	6,438,775
First Gulf Bank PJSC	340,600	1,358,487
HDFC Bank Ltd.	245,364	4,753,007
HDFC Bank Ltd. sponsored ADR	118,111	7,041,778
HSBC Holdings PLC:
(Hong Kong)	4,548,900	43,353,866
(United Kingdom)	5,672,104	53,889,369
Industrial & Commercial Bank of China Ltd. (H Shares)	4,702,000	4,071,714
ING Groep NV (Certificaten Van Aandelen)	2,838,235	46,863,704
Intesa Sanpaolo SpA	8,674,798	31,426,056
Joyo Bank Ltd.	1,020,000	5,502,640
Jyske Bank A/S (Reg.) (a)	92,074	4,439,179
Kasikornbank PCL NVDR	729,700	4,229,831
KBC Groep NV	475,886	31,908,735
Lloyds Banking Group PLC	22,353,645	30,056,478
Mitsubishi UFJ Financial Group, Inc.	3,867,600	28,518,930
Mizuho Financial Group, Inc.	1,920,000	4,227,046
Nordea Bank AB	261,564	3,402,035
North Pacific Bank Ltd.	1,062,400	4,452,933
Ogaki Kyoritsu Bank Ltd.	34,000	122,275
PT Bank Rakyat Indonesia Tbk	2,010,100	1,789,846
Raiffeisen International Bank-Holding AG	9,994	153,670
Resona Holdings, Inc.	1,343,300	7,659,978
Royal Bank of Scotland Group PLC (a)	3,077,540	16,297,124
Royal Bank of Scotland Group PLC sponsored ADR (a)	130,161	1,384,913
Sberbank of Russia sponsored ADR	537,320	3,025,112
Shiga Bank Ltd.	200,000	1,085,637
Standard Chartered PLC (United Kingdom)	401,567	6,419,877
Sumitomo Mitsui Financial Group, Inc.	1,952,700	88,612,242
Sumitomo Mitsui Trust Holdings, Inc.	237,000	1,078,451
Sydbank A/S	124,570	4,828,572
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
The Chugoku Bank Ltd.	67,200	$ 1,031,087
The Hachijuni Bank Ltd.	709,000	5,359,791
The Suruga Bank Ltd.	271,700	5,751,813
The Toronto-Dominion Bank	162,122	7,059,268
Turkiye Garanti Bankasi A/S	399,740	1,264,585
Turkiye Vakiflar Bankasi TAO	1,319,556	2,279,839
UniCredit SpA	743,758	5,203,458
VTB Bank OJSC sponsored GDR (Reg. S)	322,720	960,092
Westpac Banking Corp.	855,511	21,918,188
Yamaguchi Financial Group, Inc.	63,000	798,392
Yapi ve Kredi Bankasi A/S	166,547	257,723
		680,259,543
Capital Markets - 0.8%
Anima Holding SpA	35,345	304,927
Azimut Holding SpA	251,416	7,135,204
Banca Generali SpA	91,311	3,247,289
CI Financial Corp.	133,231	3,745,381
CITIC Securities Co. Ltd. (H Shares)	662,500	2,815,368
Credit Suisse Group AG	545,453	14,468,294
Daiwa Securities Group, Inc.	2,212,100	17,443,498
Deutsche Bank AG	26,480	798,659
GAM Holding Ltd.	313,100	6,979,247
Intermediate Capital Group PLC	53,172	486,796
Julius Baer Group Ltd.	299,531	16,349,354
Macquarie Group Ltd.	75,175	4,698,585
Mediobanca SpA	654,518	6,735,691
Partners Group Holding AG	21,852	6,853,090
Schroders PLC (non-vtg.)	8,794	346,368
SVG Capital PLC (a)	49,829	391,455
UBS Group AG	4,200,740	90,375,020
		183,174,226
Consumer Finance - 0.1%
AEON Financial Service Co. Ltd.	351,900	8,499,654
Provident Financial PLC	59,254	2,712,386
		11,212,040
Diversified Financial Services - 0.4%
Banca IFIS SpA	19,340	416,326
Cerved Information Solutions SpA	32,461	237,085
Challenger Ltd.	1,269,700	6,678,754
First Pacific Co. Ltd.	4,944,000	4,680,242
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
FirstRand Ltd.	1,076,792	$ 4,610,485
Fubon Financial Holding Co. Ltd.	2,526,000	5,178,681
Groupe Bruxelles Lambert SA	58,700	4,882,329
Hong Kong Exchanges and Clearing Ltd.	126,600	4,872,214
IG Group Holdings PLC	1,268,379	15,150,085
Investor AB (B Shares)	243,300	9,607,589
London Stock Exchange Group PLC	41,110	1,543,795
ORIX Corp.	1,639,800	25,855,069
		83,712,654
Insurance - 1.8%
Admiral Group PLC	184,700	4,203,380
AEGON NV	93,198	710,806
Ageas	119,000	4,456,792
AIA Group Ltd.	6,248,400	41,139,440
Allianz SE	39,400	6,194,321
Amlin PLC	641,922	4,783,910
Aviva PLC	5,400,251	43,315,354
AXA SA	1,084,253	27,287,986
BB Seguridade Participacoes SA	362,300	3,792,080
China Life Insurance Co. Ltd.	614,637	3,496,459
China Pacific Insurance (Group) Co. Ltd.	652,285	3,391,760
Dai-ichi Mutual Life Insurance Co.	154,100	2,692,285
Delta Lloyd NV	196,300	3,410,733
Euler Hermes SA	45,644	5,053,185
Fairfax Financial Holdings Ltd. (sub. vtg.)	61,893	31,174,941
Gjensidige Forsikring ASA	81,700	1,261,573
Hiscox Ltd.	1,122,827	14,638,579
Intact Financial Corp.	26,502	1,900,702
Jardine Lloyd Thompson Group PLC	453,659	7,211,073
Legal & General Group PLC	856,961	3,481,393
MAPFRE SA (Reg.)	1,342,869	4,787,438
MS&AD Insurance Group Holdings, Inc.	466,300	14,430,536
New China Life Insurance Co. Ltd.	255,864	2,427,659
NKSJ Holdings, Inc.	73,900	2,675,342
Phoenix Group Holdings	268,985	3,519,159
Ping An Insurance (Group) Co. of China Ltd.	379,586	5,232,375
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	846,500	12,456,798
Prudential PLC	1,296,014	32,296,073
Prudential PLC ADR	8,200	410,164
Sampo Oyj (A Shares)	189,325	8,916,281
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Sanlam Ltd.	219,603	$ 1,238,084
Societa Cattolica Di Assicurazioni SCRL	255,090	2,000,381
Sony Financial Holdings, Inc.	766,400	13,353,594
Swiss Life Holding AG	4,827	1,158,151
T&D Holdings, Inc.	212,000	3,160,564
Talanx AG	141,200	4,239,886
Tokio Marine Holdings, Inc.	78,100	3,217,396
Unipol Gruppo Finanziario SpA	21,734	117,681
Unipol Gruppo Finanziario SpA rights 6/3/15	81,112	1
Zurich Insurance Group AG	210,867	67,286,283
		396,520,598
Real Estate Investment Trusts - 0.0%
Derwent London PLC	45,777	2,491,474
Fibra Uno Administracion SA de CV	686,600	1,751,401
Unibail-Rodamco	25,277	6,492,080
		10,734,955
Real Estate Management & Development - 0.4%
Brookfield Asset Management, Inc.	162,783	5,759,263
Cheung Kong Property Holdings Ltd. (a)	733,400	7,008,949
China Overseas Land and Investment Ltd.	1,148,000	4,160,466
Deutsche Annington Immobilien SE	607,021	19,194,039
Deutsche Wohnen AG:
rights 6/3/15	781,627	25,754
(Bearer)	937,876	22,846,935
Emaar Properties PJSC	845,179	1,794,802
LEG Immobilien AG	118,029	8,645,108
Lend Lease Group unit	160,804	2,048,225
Mobimo Holding AG	2,066	435,248
Sponda Oyj	88,973	348,075
Sumitomo Real Estate Sales Co. Ltd.	4,200	108,509
Sumitomo Realty & Development Co. Ltd.	187,000	7,173,730
TAG Immobilien AG	437,334	5,624,593
Wallenstam AB (B Shares)	89,436	700,153
		85,873,849
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	146,468	2,840,040
TOTAL FINANCIALS		1,454,327,905
Common Stocks - continued
	Shares	Value
HEALTH CARE - 3.2%
Biotechnology - 0.0%
Actelion Ltd.	66,531	$ 9,301,669
Health Care Equipment & Supplies - 0.2%
ASAHI INTECC Co. Ltd.	5,300	310,481
Coloplast A/S Series B	62,483	4,718,822
DiaSorin S.p.A.	11,418	516,789
Essilor International SA	52,713	6,434,995
Nihon Kohden Corp.	331,000	7,992,583
Olympus Corp.	7,300	248,053
Sonova Holding AG Class B	4,018	605,789
Sysmex Corp.	117,100	6,755,309
Terumo Corp.	706,500	16,022,988
		43,605,809
Health Care Providers & Services - 0.0%
Miraca Holdings, Inc.	1,600	77,054
Health Care Technology - 0.0%
M3, Inc.	98,800	1,875,635
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SA	7,761	2,361,974
ICON PLC (a)	35,616	2,310,410
Lonza Group AG	34,489	4,843,909
QIAGEN NV (a)	13,500	331,628
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	12,974	558,141
		10,406,062
Pharmaceuticals - 2.9%
Astellas Pharma, Inc.	659,800	9,576,160
AstraZeneca PLC sponsored ADR	111,276	7,516,694
Bayer AG	761,814	108,059,846
BTG PLC (a)	208,324	2,259,065
Chugai Pharmaceutical Co. Ltd.	45,300	1,349,360
Daiichi Sankyo Kabushiki Kaisha	530,800	9,985,865
Eisai Co. Ltd.	17,600	1,098,758
GlaxoSmithKline PLC	2,962,252	65,818,934
GlaxoSmithKline PLC sponsored ADR	79,000	3,505,230
Hikma Pharmaceuticals PLC	87,743	2,786,731
Hisamitsu Pharmaceutical Co., Inc.	10,400	420,213
Kyowa Hakko Kirin Co., Ltd.	126,000	1,585,819
Merck KGaA	44,800	4,790,978
Mochida Pharmaceutical Co. Ltd.	6,500	363,481
Novartis AG	1,340,822	137,610,697
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Novo Nordisk A/S:
Series B	347,537	$ 19,715,897
Series B sponsored ADR	9,700	547,856
Otsuka Holdings Co. Ltd.	18,000	561,666
Roche Holding AG (participation certificate)	350,280	106,790,314
Sanofi SA	499,499	49,190,887
Santen Pharmaceutical Co. Ltd.	2,255,800	31,241,744
Shionogi & Co. Ltd.	233,700	8,263,934
Shire PLC	191,806	16,589,457
Shire PLC sponsored ADR	19,500	5,072,925
Stada Arzneimittel AG	6,428	223,057
Sun Pharmaceutical Industries Ltd. (a)	348,881	5,287,436
Taisho Pharmaceutical Holdings Co. Ltd.	16,300	1,127,388
Takeda Pharmaceutical Co. Ltd.	49,300	2,391,645
Teva Pharmaceutical Industries Ltd. sponsored ADR	345,385	20,757,639
Tsumura & Co.	17,700	385,858
Valeant Pharmaceuticals International (Canada) (a)	75,012	17,880,796
		642,756,330
TOTAL HEALTH CARE		708,022,559
INDUSTRIALS - 4.1%
Aerospace & Defense - 0.1%
Airbus Group NV	88,840	6,046,495
Cobham PLC	4,013,441	18,138,662
QinetiQ Group PLC	234,119	846,620
Saab AB (B Shares)	19,884	511,180
Safran SA	58,262	4,121,541
		29,664,498
Air Freight & Logistics - 0.3%
Bollore Group	951,300	5,428,847
Deutsche Post AG	166,662	5,023,667
PostNL NV (a)	2,614,860	11,918,388
Yamato Holdings Co. Ltd.	2,229,500	45,406,743
		67,777,645
Airlines - 0.2%
Dart Group PLC	31,791	201,403
easyJet PLC	289,755	7,125,642
International Consolidated Airlines Group SA CDI (a)	2,635,533	22,315,944
Japan Airlines Co. Ltd.	261,300	8,952,494
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Qantas Airways Ltd. (a)	115,597	$ 311,097
Ryanair Holdings PLC sponsored ADR	214,900	14,312,340
		53,218,920
Building Products - 0.2%
Asahi Glass Co. Ltd.	89,000	579,582
ASSA ABLOY AB:
(B Shares)	103,576	6,110,213
ADR	17,300	512,253
Compagnie de St. Gobain	65,004	3,029,243
Daikin Industries Ltd.	146,700	11,203,545
Geberit AG (Reg.)	42,197	15,175,385
Kingspan Group PLC (Ireland)	84,775	1,934,792
LIXIL Group Corp.	24,600	468,789
Nibe Industrier AB (B Shares)	11,354	338,230
Uponor Oyj	28,046	453,419
Wienerberger AG	14,645	233,951
		40,039,402
Commercial Services & Supplies - 0.2%
Babcock International Group PLC	157,106	2,701,359
Berendsen PLC	9,832	152,827
BIC SA	2,159	355,803
Brambles Ltd.	4,535,246	39,667,311
Caverion Corp.	13,198	131,763
Dai Nippon Printing Co. Ltd.	65,000	684,113
Edenred SA	57,508	1,452,704
G4S PLC (United Kingdom)	329,079	1,499,840
Intrum Justitia AB	46,376	1,416,871
Prosegur Compania de Seguridad SA (Reg.)	15,397	84,553
Secom Co. Ltd.	79,600	5,304,684
		53,451,828
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	8,209	264,663
Balfour Beatty PLC	3,267,010	12,428,319
Bouygues SA	78,489	3,090,430
Costain Group PLC	6,271	32,492
Eiffage SA	12,861	750,898
Galliford Try PLC	19,285	487,814
JGC Corp.	782,000	15,646,250
Kajima Corp.	44,000	192,972
Koninklijke Boskalis Westminster NV	115,800	5,737,867
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
NCC AB Series B	1,863	$ 57,923
Obayashi Corp.	40,000	261,255
Obrascon Huarte Lain SA	869	16,321
SHIMIZU Corp.	235,000	1,791,736
Skanska AB (B Shares)	91,446	1,902,600
Taisei Corp.	217,000	1,181,175
YIT-Yhtyma OY	68,568	494,775
		44,337,490
Electrical Equipment - 0.6%
Fuji Electric Co. Ltd.	542,000	2,575,318
GS Yuasa Corp.	150,000	657,860
Kendrion NV	3,059	91,989
Legrand SA	905,884	50,980,336
Mitsubishi Electric Corp.	182,000	2,485,457
Nidec Corp.	60,800	4,425,523
OSRAM Licht AG	5,165	272,234
PK Cables OY	5,500	136,700
Prysmian SpA	290,488	6,556,333
Schneider Electric SA	858,888	64,881,322
TKH Group NV unit	12,853	492,452
		133,555,524
Industrial Conglomerates - 0.4%
Bidvest Group Ltd.	90,304	2,237,979
CK Hutchison Holdings Ltd.	733,400	11,445,113
DCC PLC (United Kingdom)	84,000	6,676,051
Hutchison Whampoa Ltd.	960,000	14,236,029
Koninklijke Philips Electronics NV	551,535	15,026,755
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	11,829	322,813
Nolato AB Series B	6,267	146,633
Rheinmetall AG	8,281	435,333
Siemens AG	266,231	28,052,256
Toshiba Corp.	631,000	2,212,562
		80,791,524
Machinery - 0.7%
Atlas Copco AB:
(A Shares)	1,046,823	31,650,850
(B Shares)	81,160	2,184,509
Cargotec Corp. (B Shares)	7,133	272,003
Duerr AG	9,708	992,340
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Fanuc Corp.	57,500	$ 12,660,414
Glory Ltd.	193,400	6,072,148
Hino Motors Ltd.	107,300	1,453,778
Hitachi Construction Machinery Co. Ltd.	88,300	1,605,969
IMI PLC	10,623	202,141
Komatsu Ltd.	1,456,100	30,609,789
Kone Oyj (B Shares)	126,718	5,312,286
Kubota Corp.	680,000	11,306,673
Kurita Water Industries Ltd.	20,800	497,299
Minebea Ltd.	219,822	4,035,932
Mitsubishi Heavy Industries Ltd.	1,165,800	7,367,008
Sandvik AB	49,413	595,170
Schindler Holding AG:
(participation certificate)	133,738	23,436,345
(Reg.)	5,814	1,009,570
SKF AB (B Shares)	18,253	440,564
SMC Corp.	15,500	4,673,994
Spirax-Sarco Engineering PLC	5,853	311,848
Tadano Ltd.	79,000	1,056,723
Volvo AB:
(A Shares)	22,916	298,326
(B Shares)	261,752	3,398,340
Wartsila Corp.	67,894	3,033,425
		154,477,444
Marine - 0.0%
Kawasaki Kisen Kaisha Ltd.	411,000	1,037,620
Nippon Yusen KK	398,000	1,197,993
		2,235,613
Professional Services - 0.2%
Adecco SA (Reg.)	47,296	3,759,122
AF AB (B Shares)	20,182	279,303
Bertrandt AG	1,021	134,115
Capita Group PLC	139,567	2,670,694
Experian PLC	237,188	4,516,976
Intertek Group PLC	85,315	3,261,190
Michael Page International PLC	1,726,067	14,338,187
Randstad Holding NV	25,120	1,454,784
Recruit Holdings Co. Ltd.	42,700	1,332,760
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
SGS SA (Reg.)	6,098	$ 11,717,815
Temp Holdings Co., Ltd.	43,200	1,515,153
		44,980,099
Road & Rail - 0.3%
Asciano Ltd.	1,546,500	7,992,866
Canadian National Railway Co.	47,890	2,840,821
Canadian Pacific Railway Ltd.	16,254	2,678,329
Central Japan Railway Co.	28,900	5,008,448
East Japan Railway Co.	380,300	34,658,001
Stagecoach Group PLC	668,239	4,131,306
		57,309,771
Trading Companies & Distributors - 0.5%
Ashtead Group PLC	270,292	4,626,880
Brenntag AG	376,136	22,716,928
Bunzl PLC	1,153,866	33,437,265
Cramo Oyj (B Shares)	9,252	200,791
Indutrade AB	11,756	560,604
Marubeni Corp.	149,500	872,500
Mitsubishi Corp.	828,700	18,509,766
Nagase & Co. Ltd.	17,700	237,328
Noble Group Ltd.	10,899,600	6,427,700
Ramirent Oyj	80,038	596,880
Rexel SA	561,649	10,301,547
Sojitz Corp.	191,400	475,956
Sumitomo Corp.	176,400	2,092,314
Toyota Tsusho Corp.	17,700	494,451
		101,550,910
Transportation Infrastructure - 0.2%
Abertis Infraestructuras SA	474,463	8,335,038
Adani Ports & Special Economic Zone	323,266	1,642,289
Astm SpA	16,984	230,931
Atlantia SpA	139,574	3,590,148
China Merchants Holdings International Co. Ltd.	3,975,772	17,536,438
Fraport AG Frankfurt Airport Services Worldwide	25,144	1,650,312
Groupe Eurotunnel SA	60,019	904,077
SIA Engineering Co. Ltd.	487,000	1,412,484
		35,301,717
TOTAL INDUSTRIALS		898,692,385
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 3.4%
Communications Equipment - 0.3%
Alcatel-Lucent SA (a)	973,625	$ 3,902,424
Nokia Corp.	78,187	572,071
Nokia Corp. sponsored ADR	1,471,527	10,727,432
Telefonaktiebolaget LM Ericsson:
(B Shares)	5,202,142	58,553,122
(B Shares) sponsored ADR	205,119	2,309,640
		76,064,689
Electronic Equipment & Components - 0.7%
Anritsu Corp.	49,400	349,067
China High Precision Automation Group Ltd. (a)	1,073,000	1
Citizen Holdings Co. Ltd.	46,500	338,470
Flextronics International Ltd. (a)	603,200	7,328,880
Halma PLC	1,236,959	14,434,488
Hexagon AB (B Shares)	157,337	5,773,852
Hirose Electric Co. Ltd.	122,500	17,423,444
Hitachi Ltd.	6,871,300	46,773,667
Hoya Corp.	193,500	7,114,402
Ibiden Co. Ltd.	20,100	375,318
Ingenico SA	30,519	3,785,973
Japan Aviation Electronics Industry Ltd.	18,000	491,262
Keyence Corp.	21,400	11,480,719
Largan Precision Co. Ltd.	42,000	4,659,552
Murata Manufacturing Co. Ltd.	102,500	16,613,622
OMRON Corp.	171,700	7,957,020
Shimadzu Corp.	62,000	819,551
Spectris PLC	220,144	7,866,624
TDK Corp.	5,700	454,792
Yokogawa Electric Corp.	42,100	497,594
		154,538,298
Internet Software & Services - 0.1%
Alibaba Group Holding Ltd. sponsored ADR	97,359	8,696,106
Baidu.com, Inc. sponsored ADR (a)	16,807	3,317,702
NetEase, Inc. sponsored ADR	34,646	4,899,291
Tencent Holdings Ltd.	349,700	6,974,038
United Internet AG	5,723	266,885
YY, Inc. ADR (a)	22,267	1,443,792
		25,597,814
IT Services - 0.8%
Accenture PLC Class A	144,191	13,848,104
ALTEN	9,561	450,171
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Amadeus IT Holding SA Class A	990,290	$ 45,066,177
Atos Origin SA	8,072	620,849
Bechtle AG	5,182	380,697
Cap Gemini SA	97,248	8,439,927
Cognizant Technology Solutions Corp. Class A (a)	240,147	15,542,314
Computershare Ltd.	1,035,784	10,199,784
Fujitsu Ltd.	256,000	1,431,570
MasterCard, Inc. Class A	104,973	9,684,809
Nomura Research Institute Ltd.	1,120,800	42,890,356
NTT Data Corp.	40,200	1,780,278
OBIC Co. Ltd.	238,000	9,721,201
SCSK Corp.	51,600	1,395,223
TietoEnator Oyj	53,237	1,218,519
Wirecard AG	81,852	3,391,854
		166,061,833
Semiconductors & Semiconductor Equipment - 0.9%
Altera Corp.	158,017	7,719,130
ams AG	31,224	1,857,128
Analog Devices, Inc.	463,392	31,492,120
ARM Holdings PLC	110,724	1,958,528
ARM Holdings PLC sponsored ADR	111,606	5,945,252
ASM International NV (Netherlands)	110,727	5,420,223
ASML Holding NV	48,500	5,446,550
ASML Holding NV (Netherlands)	9,168	1,026,209
BE Semiconductor Industries NV	4,833	131,481
Dialog Semiconductor PLC (a)	30,732	1,711,612
Infineon Technologies AG	1,703,967	22,214,313
MediaTek, Inc.	1,139,000	15,315,000
NVIDIA Corp.	528,425	11,694,045
NXP Semiconductors NV (a)	75,086	8,428,404
ROHM Co. Ltd.	30,600	2,156,416
Siliconware Precision Industries Co. Ltd.	850,000	1,392,028
SK Hynix, Inc.	93,730	4,299,078
STMicroelectronics NV	224,997	1,917,361
STMicroelectronics NV (NY Shares) unit	80,433	683,681
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,902,020	46,181,046
Texas Instruments, Inc.	217,665	12,171,827
Tower Semiconductor Ltd. (a)	14,176	222,170
Xilinx, Inc.	135,979	6,448,124
		195,831,726
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.3%
Cadence Design Systems, Inc. (a)	420,327	$ 8,318,271
Check Point Software Technologies Ltd. (a)	120,870	10,240,106
Constellation Software, Inc.	4,156	1,701,032
Constellation Software, Inc. rights 9/15/15 (a)	4,156	835
Dassault Systemes SA	227,635	17,793,320
Dassault Systemes SA sponsored ADR	2,700	211,356
Konami Corp.	35,100	654,688
Nexon Co. Ltd.	102,800	1,383,332
Nintendo Co. Ltd.	13,500	2,277,447
Sage Group PLC	395,733	3,438,506
SAP AG	296,795	22,035,296
SAP AG sponsored ADR	5,858	432,906
Software AG (Bearer)	7,292	205,786
Trend Micro, Inc.	54,000	1,891,898
		70,584,779
Technology Hardware, Storage & Peripherals - 0.3%
Brother Industries Ltd.	85,600	1,333,938
Canon, Inc.	248,500	8,575,300
Fujifilm Holdings Corp.	238,800	9,086,887
Hitachi Maxell Ltd.	15,300	242,377
Konica Minolta, Inc.	21,300	266,726
Lenovo Group Ltd.	4,470,000	7,090,983
Logitech International SA (Reg.)	35,065	565,234
NEC Corp.	2,490,200	8,124,910
Neopost SA	163,110	7,748,861
Samsung Electronics Co. Ltd.	14,601	17,129,079
Seiko Epson Corp.	15,300	281,735
Toshiba Tec Corp.	90,000	477,156
Wincor Nixdorf AG	18,981	707,958
		61,631,144
TOTAL INFORMATION TECHNOLOGY		750,310,283
MATERIALS - 2.0%
Chemicals - 1.6%
Akzo Nobel NV	1,080,640	82,309,221
Akzo Nobel NV sponsored ADR	14,100	359,832
Arkema SA	80,100	5,949,670
Asahi Kasei Corp.	1,137,000	10,057,797
BASF AG	98,123	9,074,107
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
BASF AG sponsored ADR	1,900	$ 176,301
Clariant AG (Reg.)	974,930	20,870,981
Daicel Chemical Industries Ltd.	224,500	2,909,738
Denki Kagaku Kogyo KK	1,169,000	5,290,307
Ems-Chemie Holding AG	201	85,599
Givaudan SA	15,557	28,503,648
HEXPOL AB (B Shares)	151,270	1,640,170
Israel Corp. Ltd. (Class A)	9,300	3,316,365
Johnson Matthey PLC	86,900	4,647,300
JSR Corp.	1,148,600	20,846,933
K&S AG	21,159	689,499
Kemira Oyj	84,095	991,039
Kuraray Co. Ltd.	571,700	7,477,995
Linde AG	261,514	50,220,562
Mitsubishi Chemical Holdings Corp.	451,500	2,831,759
Mitsui Chemicals, Inc.	161,000	523,247
Nissan Chemical Industries Co. Ltd.	72,200	1,565,280
Nitto Denko Corp.	12,500	967,903
Novozymes A/S Series B	111,283	5,352,200
OCI NV (a)	36,939	1,089,713
Orica Ltd.	761,630	12,746,639
Royal DSM NV	28,166	1,670,165
Royal DSM NV sponsored ADR	15,300	229,041
Sanyo Chemical Industries Ltd.	18,000	131,678
Shin-Etsu Chemical Co. Ltd.	304,700	18,544,624
Showa Denko K.K.	662,000	925,983
Sika AG (Bearer)	962	3,305,100
Solvay SA Class A	2,764	382,498
Symrise AG	434,729	27,673,747
Toray Industries, Inc.	158,000	1,311,863
Wacker Chemie AG	11,625	1,261,836
Yara International ASA	8,152	411,416
		336,341,756
Construction Materials - 0.0%
Cementir SpA	28,288	186,412
CRH PLC	32,385	907,861
HeidelbergCement Finance AG	6,545	530,933
Holcim Ltd. (Reg.)	26,609	2,099,332
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - continued
The Vicat Group	3,872	$ 272,593
Ultratech Cemco Ltd. (a)	32,283	1,506,782
		5,503,913
Containers & Packaging - 0.1%
Rexam PLC	589,200	5,033,981
Smurfit Kappa Group PLC	370,792	10,934,417
Toyo Seikan Group Holdings Ltd.	55,300	833,950
		16,802,348
Metals & Mining - 0.3%
ArcelorMittal SA (Netherlands)	359,737	3,835,365
Aurubis AG	3,680	228,439
Bekaert SA	9,318	270,586
BHP Billiton Ltd. sponsored ADR	51,700	2,307,371
BHP Billiton PLC ADR	126,800	5,364,908
Boliden AB	12,743	273,198
Glencore Xstrata PLC	1,688,354	7,430,493
Hitachi Metals Ltd.	29,000	479,955
Iluka Resources Ltd.	1,236,626	8,509,162
JFE Holdings, Inc.	117,700	2,859,762
Lonmin PLC (a)	18,219	39,263
Nippon Steel & Sumitomo Metal Corp.	2,458,000	6,729,264
Norsk Hydro ASA	59,359	278,721
Rio Tinto PLC	611,838	26,758,413
Salzgitter AG	19,265	698,662
South32 Ltd. sponsored ADR (a)	50,720	419,454
Sumitomo Metal Mining Co. Ltd.	38,000	584,548
Thyssenkrupp AG	54,091	1,432,924
Voestalpine AG	35,995	1,497,126
		69,997,614
Paper & Forest Products - 0.0%
Altri SGPS SA	60,446	252,274
Oji Holdings Corp.	197,000	873,508
Stora Enso Oyj (R Shares)	25,459	266,334
UPM-Kymmene Corp.	24,636	441,853
		1,833,969
TOTAL MATERIALS		430,479,600
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.3%
Belgacom SA	66,642	$ 2,314,726
BT Group PLC	2,506,015	17,139,860
BT Group PLC sponsored ADR	38,952	2,668,212
Elisa Corp. (A Shares)	7,707	236,586
Hellenic Telecommunications Organization SA	425,121	3,772,636
Inmarsat PLC	10,145	153,971
Nippon Telegraph & Telephone Corp.	128,800	8,907,758
TDC A/S	2,332,847	17,446,340
Telenor ASA	27,326	619,571
Telstra Corp. Ltd.	1,053,427	5,009,573
Turk Telekomunikasyon A/S	79,129	206,557
		58,475,790
Wireless Telecommunication Services - 1.4%
Advanced Info Service PCL (For. Reg.)	322,300	2,241,920
China Mobile Ltd.	3,236,017	42,578,404
KDDI Corp.	5,097,600	114,750,489
Mobile TeleSystems OJSC (a)	556,394	2,577,224
MTN Group Ltd.	281,217	4,983,513
Philippine Long Distance Telephone Co.	57,090	3,563,791
SK Telecom Co. Ltd.	174,208	38,308,334
SoftBank Corp.	310,900	18,506,964
Vodafone Group PLC	18,260,281	71,379,264
Vodafone Group PLC sponsored ADR	172,400	6,728,772
		305,618,675
TOTAL TELECOMMUNICATION SERVICES		364,094,465
UTILITIES - 0.7%
Electric Utilities - 0.2%
Scottish & Southern Energy PLC	1,382,348	35,177,799
Gas Utilities - 0.1%
APA Group unit	1,512,523	10,777,643
China Resources Gas Group Ltd.	2,770,000	8,538,301
Tokyo Gas Co. Ltd.	1,758,000	9,695,222
		29,011,166
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co. Ltd.	101,100	3,502,046
Kenon Holdings Ltd. (a)	35,823	726,661
		4,228,707
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.3%
Centrica PLC	1,558,633	$ 6,613,028
GDF Suez	2,261,388	45,637,665
National Grid PLC	597,800	8,559,838
Veolia Environnement SA	436,100	9,078,407
		69,888,938
Water Utilities - 0.1%
Guangdong Investment Ltd.	6,103,200	8,548,329
TOTAL UTILITIES		146,854,939
TOTAL COMMON STOCKS (Cost $5,604,463,875)		6,637,859,523
Nonconvertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	8,426	711,931
Hyundai Motor Co.	32,900	3,455,076
Porsche Automobil Holding SE (Germany)	106,750	9,428,724
Volkswagen AG	173,286	42,060,723
		55,656,454
CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Ambev SA sponsored ADR	1,130,715	6,501,611
Household Products - 0.2%
Henkel AG & Co. KGaA	318,069	38,060,068
TOTAL CONSUMER STAPLES		44,561,679
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA	549,140	5,916,573
Itausa-Investimentos Itau SA (PN)	320,980	888,505
		6,805,078
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Grifols SA Class B	45,553	1,459,884
Nonconvertible Preferred Stocks - continued
	Shares	Value
INDUSTRIALS - 0.0%
Machinery - 0.0%
Atlas Copco AB (a)	1,016,253	$ 709,166
MATERIALS - 0.0%
Metals & Mining - 0.0%
Gerdau SA sponsored ADR	897,172	2,485,166
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA (Risparmio Shares)	5,802,064	5,735,166
UTILITIES - 0.0%
Multi-Utilities - 0.0%
RWE AG (non-vtg.)	18,541	327,243
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $113,970,416)		117,739,836
Equity Funds - 63.4%

Europe Stock Funds - 6.6%
Henderson European Focus Fund Class A	38	1,407
iShares Europe ETF	6,287,300	290,473,260
iShares MSCI Italy Capped ETF	14,736,400	229,298,384
iShares MSCI Spain Capped ETF	4,248,200	147,922,324
Vanguard FTSE European ETF	7,517,928	426,116,159
WisdomTree Europe Hedged Equity ETF	5,413,450	352,469,730
TOTAL EUROPE STOCK FUNDS		1,446,281,264
Foreign Large Blend Funds - 30.8%
Artisan International Value Fund Investor Class	23,933,250	868,298,306
Dodge & Cox International Stock Fund	60	2,718
Fidelity Overseas Fund (c)	15,193,228	655,891,665
Harbor International Fund Institutional Class	25,619,686	1,841,543,039
Henderson International Opportunities Fund Class A	25,517,119	745,865,397
Litman Gregory Masters International Fund Investor Class	15,916,906	300,829,519
Manning & Napier Fund, Inc. World Opportunities Series Class A	31,163,980	242,767,401
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class A	61,521,482	1,040,328,256
Equity Funds - continued
	Shares	Value
Foreign Large Blend Funds - continued
Oakmark International Fund Class I	41,711,916	$ 1,051,557,402
T. Rowe Price Overseas Stock Fund	249	2,575
TOTAL FOREIGN LARGE BLEND FUNDS		6,747,086,278
Foreign Large Growth Funds - 16.2%
American EuroPacific Growth Fund Class F-1	2,440,820	124,774,698
Fidelity Canada Fund (c)	1,448,934	73,316,056
Fidelity Diversified International Fund (c)	28,431,513	1,082,956,330
Fidelity International Capital Appreciation Fund (c)	4,954,247	86,451,618
Fidelity International Discovery Fund (c)	35,624,599	1,496,589,415
Invesco International Growth Fund Class A	2,656,615	91,228,154
Oppenheimer International Growth Fund Class I	9,724,701	374,887,226
Thornburg International Value Fund Class I	7,191,920	228,990,733
TOTAL FOREIGN LARGE GROWTH FUNDS		3,559,194,230
Foreign Large Value Funds - 1.4%
Pear Tree Polaris Foreign Value Fund Institutional Shares	15,303,316	293,211,541
Foreign Small Mid Blend Funds - 1.5%
Franklin International Small Cap Growth Fund Class A	63	1,246
iShares MSCI EAFE Small-Cap ETF	6,392,932	335,437,142
TOTAL FOREIGN SMALL MID BLEND FUNDS		335,438,388
Foreign Small Mid Growth Funds - 0.5%
MFS International New Discovery Fund Class A	57	1,662
Thornburg International Growth Fund Class I	1,621,610	32,902,464
Wasatch International Growth Fund Investor Class	69	2,042
Westcore International Small-Cap Fund	4,442,456	79,475,538
TOTAL FOREIGN SMALL MID GROWTH FUNDS		112,381,706
Sector Funds - 1.0%
RS Global Natural Resources Fund Class A	68	1,791
Equity Funds - continued
	Shares	Value
Sector Funds - continued
SPDR DJ International Real Estate ETF	1,525,300	$ 66,320,044
Voya International Real Estate Fund Class A	15,244,199	142,838,143
TOTAL SECTOR FUNDS		209,159,978
Other - 5.4%
Fidelity Japan Fund (c)	14,834,095	182,904,393
Fidelity Japan Smaller Companies Fund (c)	5,871,972	80,974,500
iShares MSCI Australia ETF	4,115,497	92,763,302
iShares MSCI Japan ETF	61,544,900	803,160,945
Matthews Pacific Tiger Fund Investor Class	16,472	483,457
WisdomTree Japan Hedged Equity ETF	470,295	28,114,235
TOTAL OTHER		1,188,400,832
TOTAL EQUITY FUNDS (Cost $11,213,682,529)		13,891,154,217
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to 0.03% 7/9/15 to 8/27/15 (e) (Cost $35,799,001)	$ 35,800,000	35,799,805
Money Market Funds - 5.3%
	Shares
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $1,163,688,506)	1,163,688,506	1,163,688,506
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $18,131,604,327)		21,846,241,887
NET OTHER ASSETS (LIABILITIES) - 0.3%		75,531,428
NET ASSETS - 100%		$ 21,921,773,315
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
6,852 CME Nikkei 225 Index Contracts (United States)	June 2015	$ 701,130,900	$ 55,021,649
3,596 ICE E-mini MSCI EAFE Index Contracts (United States)	June 2015	341,620,000	(2,064,399)
TOTAL EQUITY INDEX CONTRACTS		$ 1,042,750,900	$ 52,957,250
The face value of futures purchased as a percentage of net assets is 4.8%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,756,768 or 0.0% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $35,799,805.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Canada Fund	$ 116,552,732	$ -	$ 42,069,137	$ -	$ 73,316,056
Fidelity Diversified International Fund	1,269,750,988	-	223,242,533	-	1,082,956,330
Fidelity International Capital Appreciation Fund	86,028,252	-	215,686	-	86,451,618
Fidelity International Discovery Fund	1,706,675,613	-	261,495,369	-	1,496,589,415
Fidelity Japan Fund	208,037,991	-	32,452,291	-	182,904,393
Fidelity Japan Smaller Companies Fund	90,362,149	-	13,934,022	-	80,974,500
Fidelity Overseas Fund	730,857,956	-	102,818,877	-	655,891,665
Total	$ 4,208,265,681	$ -	$ 676,227,915	$ -	$ 3,659,083,977
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 901,704,414	$ 477,353,123	$ 424,351,291	$ -
Consumer Staples	787,066,584	274,991,904	512,074,680	-
Energy	296,524,522	149,188,185	147,336,337	-
Financials	1,461,132,983	782,626,036	671,497,998	7,008,949
Health Care	709,482,443	210,672,379	498,810,064	-
Industrials	899,401,551	597,473,970	301,927,581	-
Information Technology	750,310,283	447,318,839	302,991,443	1
Materials	432,964,766	315,717,033	117,247,733	-
Telecommunication Services	369,829,631	52,117,543	317,712,088	-
Utilities	147,182,182	116,346,669	30,835,513	-
Equity Funds	13,891,154,217	13,891,154,217	-	-
U.S. Treasury Obligations	35,799,805	-	35,799,805	-
Money Market Funds	1,163,688,506	1,163,688,506	-	-
Total Investments in Securities:	$ 21,846,241,887	$ 18,478,648,404	$ 3,360,584,533	$ 7,008,950
Derivative Instruments:
Assets
Futures Contracts	$ 55,021,649	$ 55,021,649	$ -	$ -
Liabilities
Futures Contracts	$ (2,064,399)	$ (2,064,399)	$ -	$ -
Total Derivative Instruments:	$ 52,957,250	$ 52,957,250	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 1,044,117,538
Level 2 to Level 1	$ 11,788,453
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $18,159,844,945. Net unrealized appreciation aggregated $3,686,396,942, of which $4,006,409,793 related to appreciated investment securities and $320,012,851 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® International II
Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the general public

May 31, 2015

1.912844.104

SIL-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 19.9%
	Shares	Value
CONSUMER DISCRETIONARY - 2.6%
Auto Components - 0.2%
Bridgestone Corp.	49,000	$ 2,033,735
Continental AG	9,765	2,254,910
		4,288,645
Automobiles - 0.6%
Fuji Heavy Industries Ltd.	23,500	882,188
Honda Motor Co. Ltd.	25,400	873,381
Isuzu Motors Ltd.	75,600	1,023,706
Renault SA	14,473	1,502,620
Suzuki Motor Corp.	34,100	1,183,702
Toyota Motor Corp.	85,900	5,925,425
		11,391,022
Hotels, Restaurants & Leisure - 0.2%
Accor SA	17,550	961,734
Flight Centre Travel Group Ltd.	37,064	1,319,100
InterContinental Hotel Group PLC	13,219	554,605
Whitbread PLC	10,151	794,357
		3,629,796
Household Durables - 0.4%
Barratt Developments PLC	39,109	353,863
Sekisui House Ltd.	46,500	773,935
Sony Corp.	67,900	2,099,486
Taylor Wimpey PLC	671,185	1,882,415
Techtronic Industries Co. Ltd.	316,000	1,090,196
		6,199,895
Media - 0.5%
Altice SA (a)	17,500	2,277,600
Dentsu, Inc.	15,700	789,846
Fuji Media Holdings, Inc.	41,400	563,145
ITV PLC	664,900	2,767,203
ProSiebenSat.1 Media AG	23,621	1,129,556
Reed Elsevier NV	28,044	680,017
		8,207,367
Multiline Retail - 0.1%
Don Quijote Holdings Co. Ltd.	11,700	901,893
Lifestyle International Holdings Ltd.	525,000	953,357
		1,855,250
Specialty Retail - 0.2%
H&M Hennes & Mauritz AB (B Shares)	53,925	2,126,263
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Inditex SA	40,035	$ 1,326,148
Nitori Holdings Co. Ltd.	11,500	882,835
		4,335,246
Textiles, Apparel & Luxury Goods - 0.4%
adidas AG	8,730	685,841
Burberry Group PLC	24,900	645,069
Compagnie Financiere Richemont SA Series A	15,410	1,330,972
Japan Tobacco, Inc.	64,000	2,322,560
LVMH Moet Hennessy - Louis Vuitton SA	8,385	1,493,279
Yue Yuen Industrial (Holdings) Ltd.	180,000	618,676
		7,096,397
TOTAL CONSUMER DISCRETIONARY		47,003,618
CONSUMER STAPLES - 2.0%
Beverages - 0.7%
Anheuser-Busch InBev SA NV	38,221	4,611,737
Asahi Group Holdings	43,900	1,403,125
Britvic PLC	43,200	483,647
Diageo PLC	138,240	3,836,262
SABMiller PLC	34,500	1,842,379
		12,177,150
Food & Staples Retailing - 0.2%
Seven & i Holdings Co. Ltd.	36,000	1,486,713
Tesco PLC	670,506	2,186,238
WM Morrison Supermarkets PLC	148,400	387,853
		4,060,804
Food Products - 0.7%
Dairy Crest Group PLC	66,096	518,238
Danone SA	26,339	1,809,411
Nestle SA	68,819	5,331,892
Unilever NV (Certificaten Van Aandelen) (Bearer)	69,363	2,963,398
Unilever PLC	35,713	1,579,692
		12,202,631
Household Products - 0.0%
Svenska Cellulosa AB (SCA) (B Shares)	43,377	1,131,419
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.2%
Beiersdorf AG	15,761	$ 1,426,715
L'Oreal SA	11,362	2,145,744
		3,572,459
Tobacco - 0.2%
Imperial Tobacco Group PLC	74,248	3,824,298
TOTAL CONSUMER STAPLES		36,968,761
ENERGY - 1.1%
Energy Equipment & Services - 0.0%
Amec Foster Wheeler PLC	53,182	772,192
Oil, Gas & Consumable Fuels - 1.1%
BG Group PLC	156,072	2,720,417
BP PLC	311,736	2,157,129
Oil Search Ltd. ADR	64,256	373,365
Royal Dutch Shell PLC:
Class A (United Kingdom)	147,842	4,406,939
Class B (United Kingdom)	30,195	913,664
Santos Ltd.	235,140	1,483,154
Statoil ASA	70,239	1,311,404
Total SA	116,082	5,858,132
		19,224,204
TOTAL ENERGY		19,996,396
FINANCIALS - 5.4%
Banks - 2.8%
Australia & New Zealand Banking Group Ltd.	95,474	2,422,692
Banca Popolare dell'Emilia Romagna	45,700	395,515
Banco Popolare Societa Cooperativa (a)	45,224	762,427
Bank of China Ltd. (H Shares)	521,000	346,050
Bank of Ireland (a)	1,646,400	630,575
Barclays PLC	347,734	1,439,976
BNP Paribas SA	42,106	2,540,239
CaixaBank SA	320,224	1,534,828
Commonwealth Bank of Australia	30,389	1,976,973
Danske Bank A/S	71,714	2,104,096
DBS Group Holdings Ltd.	178,400	2,686,388
Hang Seng Bank Ltd.	51,200	1,027,480
HSBC Holdings PLC (United Kingdom)	231,930	2,203,514
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
ING Groep NV (Certificaten Van Aandelen)	191,200	$ 3,157,011
Intesa Sanpaolo SpA	815,728	2,955,125
KBC Groep NV	18,801	1,260,630
Lloyds Banking Group PLC	3,648,994	4,906,399
Mitsubishi UFJ Financial Group, Inc.	744,600	5,490,535
Nordea Bank AB	208,600	2,713,158
Seven Bank Ltd.	174,900	824,710
Societe Generale Series A	37,622	1,757,143
Standard Chartered PLC (United Kingdom)	53,520	855,628
Sumitomo Mitsui Financial Group, Inc.	26,800	1,216,166
Sumitomo Mitsui Trust Holdings, Inc.	220,000	1,001,094
Svenska Handelsbanken AB (A Shares)	62,100	935,160
Swedbank AB (A Shares)	53,772	1,261,291
Unione di Banche Italiane ScpA	90,908	742,342
United Overseas Bank Ltd.	54,160	929,651
Westpac Banking Corp.	29,332	751,486
		50,828,282
Capital Markets - 0.5%
Julius Baer Group Ltd.	25,281	1,379,917
Macquarie Group Ltd.	44,272	2,767,087
Partners Group Holding AG	2,224	697,477
Schroders PLC	18,614	959,891
UBS Group AG	126,661	2,724,994
		8,529,366
Consumer Finance - 0.0%
ACOM Co. Ltd. (a)	166,500	531,735
Diversified Financial Services - 0.3%
Deutsche Boerse AG	9,703	777,201
Japan Exchange Group, Inc.	13,300	401,856
London Stock Exchange Group PLC	30,292	1,137,549
Mitsubishi UFJ Lease & Finance Co. Ltd.	93,400	489,122
ORIX Corp.	136,800	2,156,954
		4,962,682
Insurance - 1.1%
AEGON NV	50,604	385,948
AIA Group Ltd.	451,800	2,974,649
Allianz SE	3,318	521,644
AMP Ltd.	329,132	1,675,908
Assicurazioni Generali SpA	69,519	1,344,571
Aviva PLC	217,961	1,748,263
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
AXA SA	111,450	$ 2,804,923
Prudential PLC	74,040	1,845,043
Sampo Oyj (A Shares)	24,500	1,153,830
Sony Financial Holdings, Inc.	49,100	855,508
St. James's Place Capital PLC	93,222	1,298,710
Swiss Re Ltd.	4,280	384,351
Tokio Marine Holdings, Inc.	13,300	547,905
Zurich Insurance Group AG	9,951	3,175,299
		20,716,552
Real Estate Investment Trusts - 0.3%
Befimmo SCA Sicafi	8,664	569,418
British Land Co. PLC	94,708	1,247,760
Macquarie CountryWide Trust	174,516	597,749
Nippon Prologis REIT, Inc.	193	371,185
Nomura Real Estate Office Fund, Inc.	113	516,461
Unibail-Rodamco	2,318	595,349
VastNed Retail NV	10,844	500,933
Westfield Corp. unit	157,691	1,167,046
		5,565,901
Real Estate Management & Development - 0.4%
AEON MALL Co. Ltd.	23,750	434,964
CapitaLand Ltd.	220,300	570,319
Cheung Kong Property Holdings Ltd. (a)	52,500	501,731
Deutsche Annington Immobilien SE	30,160	953,661
Hongkong Land Holdings Ltd.	121,000	1,041,810
Hysan Development Co. Ltd.	93,000	424,600
Mitsui Fudosan Co. Ltd.	67,000	1,947,234
Sino Land Ltd.	314,000	537,801
Sun Hung Kai Properties Ltd.	63,000	1,067,652
		7,479,772
TOTAL FINANCIALS		98,614,290
HEALTH CARE - 2.4%
Health Care Equipment & Supplies - 0.1%
Ansell Ltd. (a)	36,910	754,873
Olympus Corp.	35,000	1,189,297
		1,944,170
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.1%
Fresenius SE & Co. KGaA	27,858	$ 1,772,452
Miraca Holdings, Inc.	16,200	780,173
		2,552,625
Pharmaceuticals - 2.2%
Astellas Pharma, Inc.	180,600	2,621,180
Bayer AG	24,296	3,446,277
GlaxoSmithKline PLC	128,225	2,849,060
Hikma Pharmaceuticals PLC	30,901	981,420
Mitsubishi Tanabe Pharma Corp.	23,900	378,582
Novartis AG	64,321	6,601,367
Novo Nordisk A/S Series B	50,392	2,858,756
Roche Holding AG (participation certificate)	26,806	8,172,380
Sanofi SA	40,754	4,013,472
Shire PLC	38,473	3,327,561
Teva Pharmaceutical Industries Ltd.	4,700	284,062
Teva Pharmaceutical Industries Ltd. sponsored ADR	55,559	3,339,096
UCB SA	5,826	416,555
		39,289,768
TOTAL HEALTH CARE		43,786,563
INDUSTRIALS - 2.4%
Aerospace & Defense - 0.3%
BAE Systems PLC	103,000	810,740
Finmeccanica SpA (a)	159,400	2,114,834
Meggitt PLC	61,161	475,338
Rolls-Royce Group PLC	40,705	620,891
Safran SA	23,608	1,670,065
		5,691,868
Airlines - 0.1%
Air New Zealand Ltd.	116,050	246,172
International Consolidated Airlines Group SA (a)	154,148	1,302,600
Japan Airlines Co. Ltd.	8,900	304,926
		1,853,698
Building Products - 0.1%
Compagnie de St. Gobain	35,465	1,652,700
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.1%
Babcock International Group PLC	34,027	$ 585,077
Rentokil Initial PLC	202,400	454,742
		1,039,819
Construction & Engineering - 0.0%
Taisei Corp.	91,000	495,332
Electrical Equipment - 0.4%
Legrand SA	10,450	588,094
Mitsubishi Electric Corp.	46,000	628,192
Nidec Corp.	13,800	1,004,477
OSRAM Licht AG	32,309	1,702,924
Schneider Electric SA	9,600	725,194
Vestas Wind Systems A/S	33,800	1,725,640
		6,374,521
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd.	52,500	819,292
Hutchison Whampoa Ltd.	122,000	1,809,162
		2,628,454
Machinery - 0.7%
Alfa Laval AB	142,245	2,684,246
Andritz AG	11,800	729,515
Ishikawajima-Harima Heavy Industries Co. Ltd.	352,000	1,690,308
JTEKT Corp.	27,300	497,403
Kawasaki Heavy Industries Ltd.	170,000	855,445
Kubota Corp.	28,000	465,569
Makita Corp.	16,400	888,854
Minebea Ltd.	54,000	991,440
NGK Insulators Ltd.	60,000	1,482,567
Sandvik AB	87,404	1,052,764
SMC Corp.	2,200	663,406
		12,001,517
Professional Services - 0.2%
Adecco SA (Reg.)	19,323	1,535,807
Capita Group PLC	44,359	848,835
SEEK Ltd.	62,890	813,557
		3,198,199
Road & Rail - 0.1%
East Japan Railway Co.	28,400	2,588,186
Trading Companies & Distributors - 0.3%
Misumi Group, Inc.	9,600	400,132
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Mitsubishi Corp.	63,000	$ 1,407,162
Noble Group Ltd.	991,786	584,875
Rexel SA	73,745	1,352,602
Travis Perkins PLC	21,500	728,520
Wolseley PLC	16,540	1,021,554
		5,494,845
TOTAL INDUSTRIALS		43,019,139
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
BYD Electronic International Co. Ltd.	488,500	797,613
Electronic Equipment & Components - 0.5%
Hamamatsu Photonics K.K.	17,500	537,738
Hitachi Ltd.	375,000	2,552,665
Hoya Corp.	31,500	1,158,158
Keyence Corp.	1,400	751,075
Murata Manufacturing Co. Ltd.	7,800	1,264,256
OMRON Corp.	20,400	945,389
TDK Corp.	14,200	1,132,991
		8,342,272
Internet Software & Services - 0.1%
Rocket Internet AG (a)	12,976	579,966
United Internet AG	25,079	1,169,530
		1,749,496
IT Services - 0.2%
Amadeus IT Holding SA Class A	50,221	2,285,460
Fujitsu Ltd.	175,000	978,612
		3,264,072
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV (a)	5,500	617,375
Software - 0.0%
Nintendo Co. Ltd.	4,400	742,279
Technology Hardware, Storage & Peripherals - 0.1%
Canon, Inc.	25,300	873,059
NEC Corp.	57,000	185,977
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Samsung Electronics Co. Ltd.	420	$ 492,721
Seiko Epson Corp.	34,400	633,443
		2,185,200
TOTAL INFORMATION TECHNOLOGY		17,698,307
MATERIALS - 1.3%
Chemicals - 0.9%
Air Liquide SA	13,458	1,733,802
Arkema SA	7,860	583,825
Clariant AG (Reg.)	64,036	1,370,862
Croda International PLC	11,045	493,774
Daicel Chemical Industries Ltd.	57,800	749,144
Incitec Pivot Ltd.	253,850	774,383
Johnson Matthey PLC	15,017	803,090
JSR Corp.	45,200	820,374
K&S AG	52,636	1,715,226
Shin-Etsu Chemical Co. Ltd.	8,200	499,068
Sumitomo Chemical Co. Ltd.	185,000	1,074,583
Syngenta AG (Switzerland)	7,402	3,368,185
Toray Industries, Inc.	77,000	639,326
Yara International ASA	23,621	1,192,106
		15,817,748
Construction Materials - 0.1%
HeidelbergCement Finance AG	6,750	547,563
James Hardie Industries PLC CDI	135,922	1,835,212
		2,382,775
Metals & Mining - 0.3%
BHP Billiton Ltd.	26,145	583,035
Hitachi Metals Ltd.	52,000	860,610
JFE Holdings, Inc.	23,500	570,980
Randgold Resources Ltd.	12,499	905,097
Rio Tinto PLC	49,370	2,159,171
		5,078,893
Paper & Forest Products - 0.0%
Mondi PLC	45,025	1,015,727
TOTAL MATERIALS		24,295,143
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.7%
Bezeq The Israel Telecommunication Corp. Ltd.	225,800	$ 378,093
BT Group PLC	286,061	1,956,511
Deutsche Telekom AG	152,580	2,632,107
HKT Trust/HKT Ltd. unit	565,220	713,664
Orange SA	99,500	1,568,514
PCCW Ltd.	252,000	157,629
Telecom Italia SpA (a)	1,446,980	1,779,648
Telefonica SA	54,660	774,770
TeliaSonera AB	213,244	1,256,730
Telstra Corp. Ltd.	428,118	2,035,916
		13,253,582
Wireless Telecommunication Services - 0.5%
KDDI Corp.	119,600	2,692,278
SK Telecom Co. Ltd.	1,080	237,492
SoftBank Corp.	43,900	2,613,238
Vodafone Group PLC	823,471	3,218,940
		8,761,948
TOTAL TELECOMMUNICATION SERVICES		22,015,530
UTILITIES - 0.5%
Electric Utilities - 0.2%
Fortum Corp.	55,159	1,049,265
Iberdrola SA	200,997	1,389,874
Kyushu Electric Power Co., Inc. (a)	43,800	510,400
Red Electrica Corporacion SA	8,767	737,373
Tohoku Electric Power Co., Inc.	32,900	459,914
		4,146,826
Independent Power and Renewable Electricity Producers - 0.1%
Huaneng Power International, Inc. (H Shares)	404,000	539,163
Multi-Utilities - 0.2%
GDF Suez	99,185	2,001,679
National Grid PLC	90,227	1,291,951
Suez Environnement SA	39,447	760,781
		4,054,411
TOTAL UTILITIES		8,740,400
TOTAL COMMON STOCKS (Cost $319,587,448)		362,138,147
Nonconvertible Preferred Stocks - 0.3%
	Shares	Value
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Porsche Automobil Holding SE (Germany)	5,200	$ 459,291
Volkswagen AG	16,667	4,045,486
		4,504,777
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC	5,739,405	8,772
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA (Risparmio Shares)	537,900	531,698
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,477,088)		5,045,247
Equity Funds - 69.5%

Foreign Large Blend Funds - 2.0%
Fidelity Overseas Fund (c)	850,123	36,699,791
Foreign Large Growth Funds - 58.5%
Fidelity Advisor Overseas Fund Institutional Class (c)	5,598,527	130,501,655
Fidelity Canada Fund (c)	34,327	1,736,954
Fidelity Diversified International Fund (c)	8,788,066	334,737,419
Fidelity International Capital Appreciation Fund (c)	13,119,186	228,929,799
Fidelity International Discovery Fund (c)	8,752,956	367,711,675
TOTAL FOREIGN LARGE GROWTH FUNDS		1,063,617,502
Foreign Large Value Funds - 4.3%
Fidelity International Value Fund (c)	8,871,568	77,892,370
Foreign Small Mid Growth Funds - 1.9%
Fidelity International Small Cap Opportunities Fund (c)	2,257,243	34,693,828
Sector Funds - 1.0%
Fidelity International Real Estate Fund (c)	1,757,925	19,091,060
Equity Funds - continued
	Shares	Value
Other - 1.8%
Fidelity Advisor Global Capital Appreciation Fund Institutional Class (a)(c)	996,302	$ 17,684,367
Fidelity Japan Smaller Companies Fund (c)	1,070,552	14,762,908
TOTAL OTHER		32,447,275
TOTAL EQUITY FUNDS (Cost $1,121,249,198)		1,264,441,826
U.S. Treasury Obligations - 0.3%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to 0.05% 6/4/15 to 6/25/15 (d) (Cost $6,369,977)	$ 6,370,000	6,369,993
Money Market Funds - 10.0%
	Shares
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $181,578,098)	181,578,098	181,578,098
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,633,261,809)		1,819,573,311
NET OTHER ASSETS (LIABILITIES) - 0.0%		80,072
NET ASSETS - 100%		$ 1,819,653,383
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
422 CME Nikkei 225 Index Contracts (United States)	June 2015	$ 43,181,150	$ 3,388,665
1,348 ICE E-mini MSCI EAFE Index Contracts (United States)	June 2015	128,060,000	707,925
TOTAL EQUITY INDEX CONTRACTS		$ 171,241,150	$ 4,096,590

The face value of futures purchased as a percentage of net assets is 9.4%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,242,993.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Global Capital Appreciation Fund Institutional Class	$ 16,777,732	$ -	$ -	$ -	$ 17,684,367
Fidelity Advisor Overseas Fund Institutional Class	145,164,347	-	20,485,768	-	130,501,655
Fidelity Canada Fund	1,750,341	-	-	-	1,736,954
Fidelity Diversified International Fund	309,830,193	27,907,546	13,119,610	-	334,737,419
Fidelity International Capital Appreciation Fund	237,626,836	11,163,018	21,163,389	-	228,929,799
Fidelity International Discovery Fund	365,954,674	16,744,528	26,941,047	-	367,711,675
Fidelity International Real Estate Fund	19,091,060	-	-	-	19,091,060
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity International Small Cap Opportunities Fund	$ 39,664,425	$ -	$ 7,038,545	$ -	$ 34,693,828
Fidelity International Value Fund	76,118,056	-	-	-	77,892,370
Fidelity Japan Smaller Companies Fund	14,002,817	-	-	-	14,762,908
Fidelity Overseas Fund	-	37,100,010	-	-	36,699,791
Total	$ 1,225,980,481	$ 92,915,102	$ 88,748,359	$ -	$ 1,264,441,826
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 51,508,395	$ 28,686,964	$ 22,821,431	$ -
Consumer Staples	36,968,761	11,760,293	25,208,468	-
Energy	19,996,396	2,628,711	17,367,685	-
Financials	98,614,290	60,782,146	37,330,413	501,731
Health Care	43,786,563	10,710,673	33,075,890	-
Industrials	43,027,911	28,664,512	14,363,399	-
Information Technology	17,698,307	5,942,665	11,755,642	-
Materials	24,295,143	12,065,570	12,229,573	-
Telecommunication Services	22,547,228	5,073,730	17,473,498	-
Utilities	8,740,400	5,938,972	2,801,428	-
Equity Funds	1,264,441,826	1,264,441,826	-	-
U.S. Treasury Obligations	6,369,993	-	6,369,993	-
Money Market Funds	181,578,098	181,578,098	-	-
Total Investments in Securities:	$ 1,819,573,311	$ 1,618,274,160	$ 200,797,420	$ 501,731
Derivative Instruments:
Assets
Futures Contracts	$ 4,096,590	$ 4,096,590	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 53,004,621
Level 2 to Level 1	$ 527,817
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $1,645,997,187. Net unrealized appreciation aggregated $173,576,124, of which $202,450,553 related to appreciated investment securities and $28,874,429 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® International
Multi-Manager Fund

May 31, 2015

1.938047.103

STG-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 1.0%
Autoliv, Inc.	463	$ 58,407
Bridgestone Corp.	1,200	49,806
Compagnie Plastic Omnium	492	13,977
Continental AG	718	165,799
DENSO Corp.	4,900	255,651
GKN PLC	12,011	67,299
Valeo SA	397	63,376
		674,315
Automobiles - 2.2%
Bayerische Motoren Werke AG (BMW)	590	65,253
Brilliance China Automotive Holdings Ltd.	8,000	12,484
Daimler AG (Germany)	1,378	129,068
Fuji Heavy Industries Ltd.	4,100	153,914
Honda Motor Co. Ltd.	5,600	192,556
Hyundai Motor Co. (a)	1,470	208,473
Isuzu Motors Ltd.	4,100	55,518
Renault SA	643	66,758
Suzuki Motor Corp.	1,400	48,598
Tata Motors Ltd. sponsored ADR	845	32,364
Toyota Motor Corp.	7,500	517,354
		1,482,340
Hotels, Restaurants & Leisure - 2.0%
Accor SA	959	52,553
Carnival PLC	4,753	229,961
Compass Group PLC	29,761	520,368
Flight Centre Travel Group Ltd.	1,447	51,498
InterContinental Hotel Group PLC	1,631	68,429
Merlin Entertainments PLC	2,265	15,886
Sands China Ltd.	8,400	32,447
TUI AG	1,086	19,257
Whitbread PLC	3,441	269,272
Yum! Brands, Inc.	1,349	121,558
		1,381,229
Household Durables - 0.7%
Barratt Developments PLC	1,738	15,726
Casio Computer Co. Ltd.	900	16,905
Nikon Corp.	14,700	182,087
Sony Corp.	3,000	92,761
Steinhoff International Holdings Ltd.	3,947	24,456
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Taylor Wimpey PLC	35,726	$ 100,198
Techtronic Industries Co. Ltd.	21,500	74,175
		506,308
Internet & Catalog Retail - 0.1%
Vipshop Holdings Ltd. ADR (a)	1,392	34,758
YOOX SpA (a)	472	15,334
		50,092
Leisure Products - 0.1%
Sankyo Co. Ltd. (Gunma)	1,100	40,590
Yamaha Corp.	2,800	56,706
		97,296
Media - 2.3%
Altice SA (a)	800	104,119
Dentsu, Inc.	700	35,216
Fuji Media Holdings, Inc.	6,400	87,056
ITV PLC	56,694	235,951
Naspers Ltd. Class N	222	32,630
Nippon Television Network Corp.	3,200	54,555
ProSiebenSat.1 Media AG	4,069	194,580
Publicis Groupe SA	489	39,104
realestate.com.au Ltd.	397	11,859
Reed Elsevier NV	20,927	507,442
Reed Elsevier PLC	1,505	24,958
Telenet Group Holding NV (a)	491	26,683
WPP PLC	9,488	224,165
		1,578,318
Multiline Retail - 0.3%
Dollarama, Inc.	577	31,959
Don Quijote Holdings Co. Ltd.	400	30,834
Lifestyle International Holdings Ltd.	8,000	14,527
Next PLC	476	54,709
Ryohin Keikaku Co. Ltd.	300	50,729
		182,758
Specialty Retail - 1.0%
Esprit Holdings Ltd.	87,450	87,409
Fielmann AG	216	14,825
H&M Hennes & Mauritz AB (B Shares)	3,843	151,530
Inditex SA	2,472	81,884
Kingfisher PLC	22,173	125,803
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Nitori Holdings Co. Ltd.	1,100	$ 84,445
USS Co. Ltd.	7,100	132,507
		678,403
Textiles, Apparel & Luxury Goods - 1.6%
adidas AG	325	25,532
Burberry Group PLC	2,412	62,486
Compagnie Financiere Richemont SA Series A	1,955	168,855
Global Brands Group Holding Ltd. (a)	148,000	33,213
Hermes International SCA	80	31,249
Japan Tobacco, Inc.	15,900	577,011
LVMH Moet Hennessy - Louis Vuitton SA	1,116	198,748
Pandora A/S	393	39,516
		1,136,610
TOTAL CONSUMER DISCRETIONARY		7,767,669
CONSUMER STAPLES - 11.0%
Beverages - 1.6%
Anheuser-Busch InBev SA NV	1,459	176,043
Asahi Group Holdings	2,200	70,316
Diageo PLC	5,050	140,141
Embotelladoras Arca S.A.B. de CV	2,746	16,652
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	214	19,025
Heineken NV (Bearer)	3,330	260,915
ITO EN Ltd.	1,400	30,245
Pernod Ricard SA	2,517	311,136
SABMiller PLC	1,500	80,103
		1,104,576
Food & Staples Retailing - 0.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,201	46,800
Distribuidora Internacional de Alimentacion SA	3,534	28,163
Jeronimo Martins SGPS SA	256	3,519
Seven & i Holdings Co. Ltd.	1,600	66,076
Sundrug Co. Ltd.	1,500	79,251
Tesco PLC	18,070	58,919
Tsuruha Holdings, Inc.	400	29,987
		312,715
Food Products - 4.1%
Aryzta AG	904	57,327
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Danone SA	11,967	$ 822,098
M. Dias Branco SA	1,507	40,722
Nestle SA	17,701	1,371,421
Saputo, Inc.	1,294	35,201
Toyo Suisan Kaisha Ltd.	2,000	69,305
Unilever NV (Certificaten Van Aandelen) (Bearer)	6,157	263,046
Unilever PLC	4,028	178,170
Viscofan Envolturas Celulosicas SA	221	13,568
		2,850,858
Household Products - 2.0%
Colgate-Palmolive Co.	7,124	475,812
Reckitt Benckiser Group PLC	9,107	822,504
Svenska Cellulosa AB (SCA) (B Shares)	2,000	52,167
Unicharm Corp.	500	11,029
		1,361,512
Personal Products - 1.4%
AMOREPACIFIC Corp.	50	18,131
Beiersdorf AG	796	72,055
Kao Corp.	9,700	440,552
Kobayashi Pharmaceutical Co. Ltd.	1,400	90,528
Kose Corp.	1,100	71,872
L'Oreal SA	1,416	267,415
Pola Orbis Holdings, Inc.	300	16,429
		976,982
Tobacco - 1.4%
British American Tobacco PLC (United Kingdom)	10,624	586,817
Imperial Tobacco Group PLC	2,387	122,947
KT&G Corp.	2,579	223,154
		932,918
TOTAL CONSUMER STAPLES		7,539,561
ENERGY - 4.5%
Energy Equipment & Services - 0.4%
Amec Foster Wheeler PLC	928	13,474
Technip SA	3,163	208,748
Tecnicas Reunidas SA	1,624	80,835
		303,057
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 4.1%
Baytex Energy Corp.	7,917	$ 134,709
BG Group PLC	19,032	331,738
BP PLC	10,056	69,585
Cairn Energy PLC (a)	21,026	54,503
Canadian Natural Resources Ltd.	3,506	108,202
CNOOC Ltd.	119,000	185,242
Enbridge, Inc.	3,511	167,927
Galp Energia SGPS SA Class B	3,877	45,647
Imperial Oil Ltd.	3,900	152,977
INPEX Corp.	11,200	137,391
Oil Search Ltd. ADR	10,422	60,558
Reliance Industries Ltd. sponsored GDR (c)	1,843	51,235
Repsol YPF SA	4,685	89,224
Royal Dutch Shell PLC:
Class A (Netherlands)	1,459	43,503
Class A (United Kingdom)	14,463	431,119
Santos Ltd.	6,579	41,497
Statoil ASA	3,359	62,715
Suncor Energy, Inc.	3,400	99,381
Total SA	10,609	535,388
		2,802,541
TOTAL ENERGY		3,105,598
FINANCIALS - 21.3%
Banks - 10.8%
Australia & New Zealand Banking Group Ltd.	6,039	153,242
Banco Bilbao Vizcaya Argentaria SA	7,440	73,634
Banco Popolare Societa Cooperativa (a)	1,435	24,193
Bank of Ireland (a)	234,641	89,855
Bankinter SA	5,606	41,283
Barclays PLC	71,894	297,715
BNP Paribas SA	7,299	440,346
BOC Hong Kong (Holdings) Ltd.	17,500	71,998
CaixaBank SA	11,728	56,212
Chiba Bank Ltd.	7,000	54,982
China Merchants Bank Co. Ltd. (H Shares)	17,000	51,743
Chinatrust Financial Holding Co. Ltd.	27,000	20,407
Commonwealth Bank of Australia	1,350	87,825
Credicorp Ltd. (United States)	242	34,156
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Danske Bank A/S	2,283	$ 66,983
DBS Group Holdings Ltd.	14,300	215,333
DNB ASA	12,497	219,507
Dubai Islamic Bank Pakistan Ltd. (a)	5,880	10,870
Erste Group Bank AG	1,969	57,124
First Gulf Bank PJSC	3,378	13,473
Hang Seng Bank Ltd.	1,800	36,122
HDFC Bank Ltd. sponsored ADR	2,255	134,443
HSBC Holdings PLC:
(Hong Kong)	29,200	278,294
(United Kingdom)	61,778	586,939
Industrial & Commercial Bank of China Ltd. (H Shares)	47,000	40,700
ING Groep NV (Certificaten Van Aandelen)	32,874	542,801
Intesa Sanpaolo SpA	115,544	418,579
Joyo Bank Ltd.	10,000	53,947
Jyske Bank A/S (Reg.) (a)	872	42,042
Kasikornbank PCL NVDR	6,500	37,678
KBC Groep NV	4,876	326,942
Lloyds Banking Group PLC	304,972	410,062
Mitsubishi UFJ Financial Group, Inc.	55,800	411,458
Nordea Bank AB	9,200	119,660
North Pacific Bank Ltd.	10,100	42,333
PT Bank Rakyat Indonesia Tbk	20,000	17,809
Royal Bank of Scotland Group PLC (a)	27,302	144,578
Sberbank of Russia sponsored ADR	4,767	26,838
Seven Bank Ltd.	7,800	36,780
Societe Generale Series A	1,673	78,138
Standard Chartered PLC (United Kingdom)	5,580	89,208
Sumitomo Mitsui Financial Group, Inc.	15,500	703,380
Sumitomo Mitsui Trust Holdings, Inc.	10,000	45,504
Svenska Handelsbanken AB (A Shares)	2,700	40,659
Swedbank AB (A Shares)	2,389	56,037
Sydbank A/S	1,180	45,739
The Hachijuni Bank Ltd.	7,000	52,918
The Suruga Bank Ltd.	4,000	84,679
The Toronto-Dominion Bank	1,614	70,278
UniCredit SpA	7,208	50,428
Unione di Banche Italiane ScpA	4,040	32,990
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
United Overseas Bank Ltd.	2,900	$ 49,778
Westpac Banking Corp.	7,589	194,430
		7,383,052
Capital Markets - 2.3%
Azimut Holding SpA	810	22,988
Banca Generali SpA	907	32,256
CI Financial Corp.	1,323	37,192
CITIC Securities Co. Ltd. (H Shares)	6,000	25,498
Credit Suisse Group AG	4,168	110,557
Daiwa Securities Group, Inc.	9,000	70,969
Julius Baer Group Ltd.	3,794	207,089
Macquarie Group Ltd.	2,561	160,068
Partners Group Holding AG	316	99,102
Schroders PLC	700	36,098
UBS Group AG	36,352	782,080
		1,583,897
Consumer Finance - 0.2%
ACOM Co. Ltd. (a)	7,400	23,633
AEON Financial Service Co. Ltd.	3,100	74,876
Provident Financial PLC	588	26,916
		125,425
Diversified Financial Services - 0.9%
Deutsche Boerse AG	431	34,523
FirstRand Ltd.	10,647	45,587
Fubon Financial Holding Co. Ltd.	25,000	51,254
Hong Kong Exchanges and Clearing Ltd.	1,200	46,182
IG Group Holdings PLC	7,365	87,971
Japan Exchange Group, Inc.	600	18,129
London Stock Exchange Group PLC	1,272	47,767
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,700	19,376
ORIX Corp.	14,800	233,355
		584,144
Insurance - 5.2%
AIA Group Ltd.	79,400	522,769
Amlin PLC	6,076	45,281
AMP Ltd.	14,618	74,433
Assicurazioni Generali SpA	2,700	52,221
Aviva PLC	39,292	315,161
AXA SA	13,969	351,565
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
BB Seguridade Participacoes SA	3,600	$ 37,680
Euler Hermes SA	432	47,826
Fairfax Financial Holdings Ltd. (sub. vtg.)	511	257,386
Gjensidige Forsikring ASA	811	12,523
Hiscox Ltd.	10,282	134,049
Intact Financial Corp.	263	18,862
Jardine Lloyd Thompson Group PLC	4,294	68,255
MAPFRE SA (Reg.)	13,330	47,523
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	8,500	125,083
Prudential PLC	15,542	387,300
Sampo Oyj (A Shares)	3,085	145,288
Sanlam Ltd.	2,176	12,268
Sony Financial Holdings, Inc.	9,500	165,526
St. James's Place Capital PLC	4,146	57,759
Tokio Marine Holdings, Inc.	500	20,598
Zurich Insurance Group AG	2,165	690,837
		3,590,193
Real Estate Investment Trusts - 0.4%
British Land Co. PLC	3,762	49,564
Derwent London PLC	455	24,764
Fibra Uno Administracion SA de CV	6,800	17,346
Nippon Prologis REIT, Inc.	5	9,616
Nomura Real Estate Office Fund, Inc.	5	22,852
Unibail-Rodamco	353	90,664
Westfield Corp. unit	7,601	56,254
		271,060
Real Estate Management & Development - 1.5%
AEON MALL Co. Ltd.	990	18,131
Brookfield Asset Management, Inc.	1,615	57,139
CapitaLand Ltd.	7,000	18,122
Cheung Kong Property Holdings Ltd. (a)	4,500	43,006
China Overseas Land and Investment Ltd.	12,000	43,489
Deutsche Annington Immobilien SE	6,960	220,076
Deutsche Wohnen AG:
rights 6/3/15	7,432	245
(Bearer)	8,806	214,517
Emaar Properties PJSC	8,383	17,802
Hongkong Land Holdings Ltd.	5,000	43,050
Hysan Development Co. Ltd.	4,000	18,262
LEG Immobilien AG	1,083	79,325
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Lend Lease Group unit	1,596	$ 20,329
Mitsui Fudosan Co. Ltd.	2,000	58,126
Sino Land Ltd.	14,000	23,978
Sumitomo Realty & Development Co. Ltd.	2,000	76,724
Sun Hung Kai Properties Ltd.	3,000	50,841
TAG Immobilien AG	4,142	53,271
		1,056,433
TOTAL FINANCIALS		14,594,204
HEALTH CARE - 10.0%
Biotechnology - 0.1%
Actelion Ltd.	500	69,905
Health Care Equipment & Supplies - 0.7%
Ansell Ltd. (a)	1,355	27,712
Coloplast A/S Series B	420	31,719
Essilor International SA	522	63,724
Nihon Kohden Corp.	3,200	77,270
Olympus Corp.	1,500	50,970
Sysmex Corp.	1,000	57,688
Terumo Corp.	6,300	142,880
		451,963
Health Care Providers & Services - 0.1%
Fresenius SE & Co. KGaA	1,238	78,767
Miraca Holdings, Inc.	600	28,895
		107,662
Health Care Technology - 0.0%
M3, Inc.	1,000	18,984
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SA	76	23,130
ICON PLC (a)	354	22,964
Lonza Group AG	235	33,005
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	127	5,464
		84,563
Pharmaceuticals - 9.0%
Astellas Pharma, Inc.	13,500	195,935
Bayer AG	6,672	946,393
BTG PLC (a)	2,067	22,415
GlaxoSmithKline PLC	29,349	652,112
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Hikma Pharmaceuticals PLC	1,802	$ 57,232
Novartis AG	13,325	1,367,566
Novo Nordisk A/S Series B	3,706	210,243
Roche Holding AG (participation certificate)	3,895	1,187,474
Sanofi SA	4,471	440,306
Santen Pharmaceutical Co. Ltd.	20,100	278,375
Shionogi & Co. Ltd.	2,000	70,723
Shire PLC	3,202	276,944
Teva Pharmaceutical Industries Ltd.	300	18,132
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,421	265,702
UCB SA	168	12,012
Valeant Pharmaceuticals International (Canada) (a)	676	161,140
		6,162,704
TOTAL HEALTH CARE		6,895,781
INDUSTRIALS - 10.8%
Aerospace & Defense - 0.6%
BAE Systems PLC	4,900	38,569
Cobham PLC	38,012	171,794
Finmeccanica SpA (a)	6,800	90,219
Meggitt PLC	2,671	20,759
Rolls-Royce Group PLC	2,184	33,314
Safran SA	1,000	70,742
		425,397
Air Freight & Logistics - 0.7%
PostNL NV (a)	18,548	84,541
Yamato Holdings Co. Ltd.	20,200	411,400
		495,941
Airlines - 0.5%
easyJet PLC	2,873	70,653
International Consolidated Airlines Group SA (a)	6,100	51,547
International Consolidated Airlines Group SA CDI (a)	20,482	173,428
Ryanair Holdings PLC sponsored ADR	900	59,940
		355,568
Building Products - 0.5%
ASSA ABLOY AB (B Shares)	881	51,972
Compagnie de St. Gobain	1,576	73,443
Daikin Industries Ltd.	1,200	91,645
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Geberit AG (Reg.)	359	$ 129,108
Kingspan Group PLC (Ireland)	777	17,733
		363,901
Commercial Services & Supplies - 0.7%
Babcock International Group PLC	3,066	52,718
Brambles Ltd.	42,925	375,441
Intrum Justitia AB	458	13,993
Secom Co. Ltd.	800	53,313
		495,465
Construction & Engineering - 0.4%
Balfour Beatty PLC	25,417	96,691
JGC Corp.	6,000	120,048
Taisei Corp.	4,000	21,773
		238,512
Electrical Equipment - 1.7%
Fuji Electric Co. Ltd.	3,000	14,255
Legrand SA	7,262	408,683
Mitsubishi Electric Corp.	2,000	27,313
Nidec Corp.	1,200	87,346
OSRAM Licht AG	1,290	67,993
Schneider Electric SA	6,050	457,024
Vestas Wind Systems A/S	1,400	71,476
		1,134,090
Industrial Conglomerates - 0.7%
Bidvest Group Ltd.	895	22,181
CK Hutchison Holdings Ltd.	4,500	70,225
Hutchison Whampoa Ltd.	14,000	207,609
Siemens AG	1,795	189,136
		489,151
Machinery - 2.1%
Alfa Laval AB	4,737	89,390
Andritz AG	500	30,912
Atlas Copco AB (A Shares)	9,289	280,854
Fanuc Corp.	300	66,054
Glory Ltd.	1,800	56,514
Ishikawajima-Harima Heavy Industries Co. Ltd.	8,000	38,416
JTEKT Corp.	1,200	21,864
Kawasaki Heavy Industries Ltd.	6,000	30,192
Komatsu Ltd.	7,800	163,970
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Kone Oyj (B Shares)	1,113	$ 46,659
Kubota Corp.	6,000	99,765
Makita Corp.	800	43,359
Minebea Ltd.	4,388	80,564
NGK Insulators Ltd.	3,000	74,128
Sandvik AB	3,883	46,770
Schindler Holding AG (participation certificate)	1,206	211,340
SMC Corp.	200	60,310
Tadano Ltd.	1,000	13,376
		1,454,437
Professional Services - 0.6%
Adecco SA (Reg.)	695	55,239
Capita Group PLC	3,097	59,263
Intertek Group PLC	807	30,848
Michael Page International PLC	13,608	113,040
Recruit Holdings Co. Ltd.	400	12,485
SEEK Ltd.	2,794	36,144
SGS SA (Reg.)	50	96,079
Temp Holdings Co., Ltd.	500	17,536
		420,634
Road & Rail - 0.7%
Canadian National Railway Co.	475	28,177
Canadian Pacific Railway Ltd.	161	26,530
East Japan Railway Co.	4,000	364,533
Stagecoach Group PLC	5,867	36,272
		455,512
Trading Companies & Distributors - 1.3%
Ashtead Group PLC	3,496	59,845
Brenntag AG	3,548	214,283
Bunzl PLC	10,998	318,705
Misumi Group, Inc.	400	16,672
Mitsubishi Corp.	5,300	118,380
Noble Group Ltd.	44,278	26,112
Rexel SA	1,400	25,678
Travis Perkins PLC	1,000	33,885
Wolseley PLC	735	45,396
		858,956
Transportation Infrastructure - 0.3%
Abertis Infraestructuras SA	1,633	28,687
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - continued
China Merchants Holdings International Co. Ltd.	34,308	$ 151,327
Groupe Eurotunnel SA	1,119	16,856
		196,870
TOTAL INDUSTRIALS		7,384,434
INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 0.6%
Telefonaktiebolaget LM Ericsson (B Shares)	37,613	423,356
Electronic Equipment & Components - 2.0%
China High Precision Automation Group Ltd. (a)	15,000	0
Halma PLC	11,777	137,430
Hamamatsu Photonics K.K.	600	18,437
Hexagon AB (B Shares)	705	25,872
Hirose Electric Co. Ltd.	1,155	164,278
Hitachi Ltd.	50,000	340,355
Hoya Corp.	2,700	99,271
Ingenico SA	144	17,864
Keyence Corp.	200	107,296
Murata Manufacturing Co. Ltd.	1,300	210,709
OMRON Corp.	2,400	111,222
Spectris PLC	2,085	74,505
TDK Corp.	600	47,873
		1,355,112
Internet Software & Services - 0.5%
Alibaba Group Holding Ltd. sponsored ADR	891	79,584
Baidu.com, Inc. sponsored ADR (a)	167	32,966
NetEase, Inc. sponsored ADR	344	48,645
Rocket Internet AG (a)	576	25,745
Tencent Holdings Ltd.	3,500	69,800
United Internet AG	1,114	51,950
YY, Inc. ADR (a)	221	14,330
		323,020
IT Services - 2.1%
Accenture PLC Class A	1,365	131,095
Amadeus IT Holding SA Class A	9,085	413,441
Cap Gemini SA	900	78,109
Cognizant Technology Solutions Corp. Class A (a)	2,130	137,854
Computershare Ltd.	9,804	96,544
Fujitsu Ltd.	4,000	22,368
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	931	$ 85,894
Nomura Research Institute Ltd.	10,000	382,676
OBIC Co. Ltd.	2,300	93,944
SCSK Corp.	500	13,520
Wirecard AG	319	13,219
		1,468,664
Semiconductors & Semiconductor Equipment - 2.5%
Altera Corp.	1,495	73,031
ams AG	1,141	67,864
Analog Devices, Inc.	4,389	298,276
ARM Holdings PLC	1,099	19,440
ASM International NV (Netherlands)	1,048	51,301
Dialog Semiconductor PLC (a)	306	17,043
Infineon Technologies AG	15,671	204,300
MediaTek, Inc.	10,000	134,460
NVIDIA Corp.	5,002	110,694
NXP Semiconductors NV (a)	744	83,514
Siliconware Precision Industries Co. Ltd.	8,000	13,101
SK Hynix, Inc.	928	42,564
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	17,603	427,401
Texas Instruments, Inc.	2,060	115,195
Xilinx, Inc.	1,287	61,030
		1,719,214
Software - 0.8%
Cadence Design Systems, Inc. (a)	3,979	78,744
Check Point Software Technologies Ltd. (a)	1,195	101,240
Constellation Software, Inc.	42	17,190
Constellation Software, Inc. rights 9/15/15 (a)	42	8
Dassault Systemes SA	2,106	164,618
Nintendo Co. Ltd.	200	33,740
Sage Group PLC	2,817	24,477
SAP AG	1,596	118,494
Trend Micro, Inc.	600	21,021
		559,532
Technology Hardware, Storage & Peripherals - 0.5%
Canon, Inc.	1,100	37,959
Lenovo Group Ltd.	44,000	69,799
NEC Corp.	4,000	13,051
Neopost SA	1,491	70,833
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Samsung Electronics Co. Ltd.	91	$ 106,756
Seiko Epson Corp.	1,600	29,462
		327,860
TOTAL INFORMATION TECHNOLOGY		6,176,758
MATERIALS - 5.5%
Chemicals - 4.4%
Air Liquide SA	598	77,041
Akzo Nobel NV	8,041	612,460
Asahi Kasei Corp.	11,000	97,305
BASF AG	475	43,927
Clariant AG (Reg.)	11,126	238,182
Croda International PLC	491	21,951
Daicel Chemical Industries Ltd.	4,200	54,436
Givaudan SA	140	256,509
HEXPOL AB (B Shares)	1,500	16,264
Incitec Pivot Ltd.	11,283	34,419
Johnson Matthey PLC	667	35,670
JSR Corp.	11,600	210,538
K&S AG	2,340	76,253
Linde AG	2,134	409,809
Nissan Chemical Industries Co. Ltd.	700	15,176
Novozymes A/S Series B	686	32,993
Orica Ltd.	6,269	104,918
Shin-Etsu Chemical Co. Ltd.	2,400	146,069
Sumitomo Chemical Co. Ltd.	10,000	58,086
Symrise AG	3,981	253,420
Syngenta AG (Switzerland)	329	149,707
Toray Industries, Inc.	2,000	16,606
Yara International ASA	1,187	59,906
		3,021,645
Construction Materials - 0.1%
James Hardie Industries PLC CDI	6,835	92,286
Containers & Packaging - 0.1%
Smurfit Kappa Group PLC	1,052	31,023
Metals & Mining - 0.8%
BHP Billiton Ltd.	1,162	25,913
Glencore Xstrata PLC	16,718	73,576
Hitachi Metals Ltd.	2,000	33,100
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Iluka Resources Ltd.	10,970	$ 75,484
Lonmin PLC (a)	180	388
Randgold Resources Ltd.	489	35,410
Rio Tinto PLC	7,287	318,693
		562,564
Paper & Forest Products - 0.1%
Mondi PLC	2,356	53,149
TOTAL MATERIALS		3,760,667
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 1.4%
Bezeq The Israel Telecommunication Corp. Ltd.	8,500	14,233
BT Group PLC	36,582	250,202
Deutsche Telekom AG	6,780	116,960
Elisa Corp. (A Shares)	77	2,364
Hellenic Telecommunications Organization SA	3,771	33,465
HKT Trust/HKT Ltd. unit	27,140	34,268
Orange SA	4,400	69,361
TDC A/S	20,992	156,990
Telecom Italia SpA (a)	64,292	79,073
Telefonica SA	2,429	34,430
TeliaSonera AB	6,043	35,614
Telstra Corp. Ltd.	29,476	140,173
		967,133
Wireless Telecommunication Services - 3.9%
Advanced Info Service PCL (For. Reg.)	3,200	22,259
China Mobile Ltd.	22,768	299,574
KDDI Corp.	49,900	1,123,283
Mobile TeleSystems OJSC (a)	4,936	22,864
MTN Group Ltd.	2,800	49,619
Philippine Long Distance Telephone Co.	505	31,524
SK Telecom Co. Ltd.	1,213	266,739
SoftBank Corp.	3,200	190,487
Vodafone Group PLC	167,846	656,108
		2,662,457
TOTAL TELECOMMUNICATION SERVICES		3,629,590
Common Stocks - continued
	Shares	Value
UTILITIES - 1.7%
Electric Utilities - 0.6%
Fortum Corp.	2,451	$ 46,624
Iberdrola SA	8,934	61,778
Red Electrica Corporacion SA	400	33,643
Scottish & Southern Energy PLC	11,077	281,886
Tohoku Electric Power Co., Inc.	1,600	22,367
		446,298
Gas Utilities - 0.3%
APA Group unit	10,179	72,532
China Resources Gas Group Ltd.	24,000	73,978
Tokyo Gas Co. Ltd.	16,000	88,239
		234,749
Multi-Utilities - 0.8%
Centrica PLC	13,827	58,666
GDF Suez	18,359	370,508
National Grid PLC	4,008	57,390
Suez Environnement SA	1,753	33,809
		520,373
TOTAL UTILITIES		1,201,420
TOTAL COMMON STOCKS (Cost $50,204,649)		62,055,682
Nonconvertible Preferred Stocks - 1.4%

CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Volkswagen AG	1,703	413,359
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Ambev SA sponsored ADR	11,216	64,492
Household Products - 0.5%
Henkel AG & Co. KGaA	3,012	360,415
TOTAL CONSUMER STAPLES		424,907
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA	2,420	26,074
Nonconvertible Preferred Stocks - continued
	Shares	Value
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC	307,944	$ 471
Machinery - 0.0%
Atlas Copco AB (a)	9,289	6,482
TOTAL INDUSTRIALS		6,953
MATERIALS - 0.0%
Metals & Mining - 0.0%
Gerdau SA sponsored ADR	7,959	22,046
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Telecom Italia SpA (Risparmio Shares)	51,472	50,879
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $848,481)		944,218
Equity Funds - 1.6%

Europe Stock Funds - 1.6%
WisdomTree Europe Hedged Equity ETF (Cost $1,001,411)	16,800	1,093,848
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 7/23/15 to 8/6/15 (d) (Cost $89,997)	$ 90,000	89,999
Money Market Funds - 6.2%
	Shares
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $4,243,868)	4,243,866	4,243,852
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $56,388,406)		68,427,599
NET OTHER ASSETS (LIABILITIES) - 0.3%		225,433
NET ASSETS - 100%		$ 68,653,032
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
8 CME Nikkei 225 Index Contracts (United States)	June 2015	$ 818,600	$ 64,240
17 ICE E-mini MSCI EAFE Index Contracts (United States)	June 2015	1,615,000	66,193
TOTAL EQUITY INDEX CONTRACTS		$ 2,433,600	$ 130,433

The face value of futures purchased as a percentage of net assets is 3.6%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,235 or 0.1% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $89,999.
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,181,028	$ 4,141,574	$ 4,039,454	$ -
Consumer Staples	7,964,468	2,569,719	5,394,749	-
Energy	3,105,598	1,308,917	1,796,681	-
Financials	14,620,278	8,388,775	6,188,497	43,006
Health Care	6,895,781	1,821,284	5,074,497	-
Industrials	7,391,387	5,097,040	2,294,347	-
Information Technology	6,176,758	3,785,385	2,391,373	-
Materials	3,782,713	2,621,674	1,161,039	-
Telecommunication Services	3,680,469	539,864	3,140,605	-
Utilities	1,201,420	1,033,424	167,996	-
Equity Funds	1,093,848	1,093,848	-	-
U.S. Treasury Obligations	89,999	-	89,999	-
Money Market Funds	4,243,852	4,243,852	-	-
Total Investments in Securities:	$ 68,427,599	$ 36,645,356	$ 31,739,237	$ 43,006
Derivative Instruments:
Assets
Futures Contracts	$ 130,433	$ 130,433	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 10,381,078
Level 2 to Level 1	$ 100,959
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $56,482,755. Net unrealized appreciation aggregated $11,944,844, of which $13,738,587 related to appreciated investment securities and $1,793,743 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Core Income
Multi-Manager Fund

May 31, 2015

1.941275.102

ACF-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 11.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.4%
General Motors Co. 3.5% 10/2/18	$ 20,000	$ 20,556
General Motors Financial Co., Inc.:
2.625% 7/10/17	20,000	20,284
3% 9/25/17	31,000	31,659
3.25% 5/15/18	10,000	10,238
3.5% 7/10/19	10,000	10,207
4.25% 5/15/23	10,000	10,242
4.375% 9/25/21	55,000	57,284
4.75% 8/15/17	15,000	15,856
		176,326
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	9,000	9,526
Household Durables - 0.2%
D.R. Horton, Inc. 4% 2/15/20	100,000	100,500
Media - 0.8%
Discovery Communications LLC 3.25% 4/1/23	2,000	1,942
NBCUniversal, Inc. 5.15% 4/30/20	100,000	113,748
Time Warner Cable, Inc.:
4% 9/1/21	118,000	121,675
4.5% 9/15/42	14,000	12,088
5.5% 9/1/41	10,000	9,625
5.875% 11/15/40	13,000	13,112
6.55% 5/1/37	18,000	19,361
7.3% 7/1/38	17,000	19,744
8.25% 4/1/19	17,000	20,146
Viacom, Inc. 4.25% 9/1/23	22,000	22,726
		354,167
Multiline Retail - 0.3%
Family Tree Escrow LLC 5.25% 3/1/20 (c)	100,000	104,875
TOTAL CONSUMER DISCRETIONARY		745,394
CONSUMER STAPLES - 0.4%
Beverages - 0.2%
Constellation Brands, Inc. 4.25% 5/1/23	100,000	101,000
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	7,000	7,073
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	4,000	4,000
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - 0.2%
Altria Group, Inc. 4.75% 5/5/21	$ 20,000	$ 22,148
Reynolds American, Inc.:
3.25% 11/1/22	50,000	49,196
4.75% 11/1/42	8,000	7,501
6.15% 9/15/43	4,000	4,496
		83,341
TOTAL CONSUMER STAPLES		195,414
ENERGY - 2.1%
Energy Equipment & Services - 0.2%
DCP Midstream LLC 4.75% 9/30/21 (c)	100,000	97,052
Oil, Gas & Consumable Fuels - 1.9%
Chesapeake Energy Corp.:
5.75% 3/15/23	5,000	4,938
6.125% 2/15/21	140,000	142,450
6.625% 8/15/20	5,000	5,224
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (c)	2,000	2,018
3.3% 6/1/20 (c)	10,000	10,097
4.5% 6/1/25 (c)	3,000	3,038
5.8% 6/1/45 (c)	4,000	4,121
DCP Midstream Operating LP:
2.5% 12/1/17	5,000	4,863
2.7% 4/1/19	4,000	3,795
3.875% 3/15/23	20,000	19,087
5.6% 4/1/44	10,000	9,365
El Paso Corp. 6.5% 9/15/20	20,000	23,153
Enable Midstream Partners LP:
2.4% 5/15/19 (c)	3,000	2,904
3.9% 5/15/24 (c)	3,000	2,858
Kinder Morgan, Inc.:
3.05% 12/1/19	83,000	83,356
4.3% 6/1/25	20,000	19,995
MPLX LP 4% 2/15/25	2,000	1,997
Petrobras Global Finance BV:
5.625% 5/20/43	10,000	8,233
7.25% 3/17/44	91,000	89,644
Petroleos Mexicanos:
3.5% 7/23/20 (c)	10,000	10,139
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
5.5% 6/27/44	$ 120,000	$ 116,880
6.5% 6/2/41	15,000	16,425
Southwestern Energy Co.:
3.3% 1/23/18	4,000	4,112
4.05% 1/23/20	8,000	8,284
4.95% 1/23/25	171,000	177,263
Spectra Energy Partners, LP 2.95% 9/25/18	2,000	2,057
The Williams Companies, Inc.:
3.7% 1/15/23	3,000	2,922
4.55% 6/24/24	38,000	38,809
Western Gas Partners LP 5.375% 6/1/21	2,000	2,216
Williams Partners LP 4.3% 3/4/24	8,000	8,184
		828,427
TOTAL ENERGY		925,479
FINANCIALS - 5.6%
Banks - 1.6%
Bank of America Corp.:
3.3% 1/11/23	69,000	69,008
3.95% 4/21/25	41,000	40,542
4% 1/22/25	85,000	84,540
4.1% 7/24/23	5,000	5,237
4.25% 10/22/26	11,000	11,046
Citigroup, Inc.:
1.85% 11/24/17	21,000	21,136
4.05% 7/30/22	4,000	4,164
5.3% 5/6/44	21,000	22,602
5.5% 9/13/25	4,000	4,450
6.125% 5/15/18	31,000	34,707
Credit Suisse AG 6% 2/15/18	2,000	2,208
Credit Suisse New York Branch 1.7% 4/27/18	108,000	107,513
JPMorgan Chase & Co.:
2.35% 1/28/19	4,000	4,048
3.25% 9/23/22	22,000	22,217
3.875% 9/10/24	26,000	26,094
4.125% 12/15/26	31,000	31,218
4.25% 10/15/20	4,000	4,333
4.35% 8/15/21	4,000	4,338
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.: - continued
4.625% 5/10/21	$ 4,000	$ 4,402
4.95% 3/25/20	4,000	4,455
Marshall & Ilsley Bank 5% 1/17/17	1,000	1,052
Regions Financial Corp. 2% 5/15/18	10,000	10,000
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	100,000	102,658
6% 12/19/23	35,000	37,920
6.1% 6/10/23	13,000	14,147
6.125% 12/15/22	29,000	31,928
		705,963
Capital Markets - 1.4%
Affiliated Managers Group, Inc. 4.25% 2/15/24	4,000	4,202
Goldman Sachs Group, Inc.:
1.748% 9/15/17	30,000	29,964
2.625% 1/31/19	24,000	24,453
2.9% 7/19/18	29,000	29,849
5.75% 1/24/22	8,000	9,213
6.75% 10/1/37	190,000	232,394
Lazard Group LLC 4.25% 11/14/20	8,000	8,490
Morgan Stanley:
2.125% 4/25/18	15,000	15,118
2.375% 7/23/19	20,000	20,097
3.7% 10/23/24	18,000	18,303
3.75% 2/25/23	36,000	37,101
4.875% 11/1/22	147,000	158,369
5% 11/24/25	13,000	13,990
		601,543
Consumer Finance - 0.1%
Discover Financial Services 3.95% 11/6/24	7,000	7,025
Hyundai Capital America:
1.875% 8/9/16 (c)	3,000	3,027
2.125% 10/2/17 (c)	4,000	4,042
Synchrony Financial:
1.875% 8/15/17	3,000	3,011
3% 8/15/19	4,000	4,071
3.75% 8/15/21	6,000	6,146
4.25% 8/15/24	6,000	6,140
		33,462
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 0.2%
MSCI, Inc. 5.25% 11/15/24 (c)	$ 100,000	$ 104,375
Insurance - 0.4%
American International Group, Inc. 5.6% 10/18/16	9,000	9,534
Hartford Financial Services Group, Inc. 5.125% 4/15/22	2,000	2,242
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (c)	20,000	18,517
Pacific LifeCorp 6% 2/10/20 (c)	2,000	2,276
Prudential Financial, Inc.:
4.5% 11/16/21	100,000	110,003
5.375% 5/15/45 (e)	11,000	11,076
TIAA Asset Management Finance LLC 2.95% 11/1/19 (c)	3,000	3,056
		156,704
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc. 2.75% 1/15/20	2,000	1,997
American Campus Communities Operating Partnership LP 3.75% 4/15/23	3,000	3,016
AvalonBay Communities, Inc. 3.625% 10/1/20	5,000	5,274
Camden Property Trust:
2.95% 12/15/22	4,000	3,910
4.25% 1/15/24	8,000	8,457
DDR Corp.:
3.5% 1/15/21	140,000	144,217
3.625% 2/1/25	5,000	4,899
4.75% 4/15/18	132,000	141,108
Duke Realty LP:
3.625% 4/15/23	5,000	5,054
3.875% 10/15/22	8,000	8,268
5.95% 2/15/17	10,000	10,752
Equity One, Inc. 3.75% 11/15/22	20,000	20,047
ERP Operating LP 4.625% 12/15/21	275,000	303,381
Government Properties Income Trust 3.75% 8/15/19	10,000	10,343
Highwoods/Forsyth LP 3.2% 6/15/21	6,000	6,085
Lexington Corporate Properties Trust 4.4% 6/15/24	4,000	4,080
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (c)	3,000	2,998
4.95% 4/1/24	3,000	3,128
Retail Opportunity Investments Partnership LP:
4% 12/15/24	2,000	2,012
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Retail Opportunity Investments Partnership LP: - continued
5% 12/15/23	$ 2,000	$ 2,146
Weingarten Realty Investors 3.375% 10/15/22	2,000	1,971
WP Carey, Inc.:
4% 2/1/25	13,000	12,646
4.6% 4/1/24	20,000	20,502
		726,291
Real Estate Management & Development - 0.2%
BioMed Realty LP 2.625% 5/1/19	6,000	6,024
Brandywine Operating Partnership LP:
3.95% 2/15/23	10,000	10,059
4.1% 10/1/24	10,000	10,058
4.95% 4/15/18	11,000	11,790
Essex Portfolio LP 3.875% 5/1/24	7,000	7,228
Liberty Property LP 3.375% 6/15/23	25,000	24,503
Mack-Cali Realty LP:
2.5% 12/15/17	9,000	9,038
3.15% 5/15/23	12,000	10,761
Mid-America Apartments LP 4.3% 10/15/23	2,000	2,100
Tanger Properties LP:
3.75% 12/1/24	7,000	7,059
3.875% 12/1/23	4,000	4,103
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	3,000	3,189
		105,912
TOTAL FINANCIALS		2,434,250
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Express Scripts Holding Co. 4.75% 11/15/21	2,000	2,212
WellPoint, Inc. 3.3% 1/15/23	21,000	21,030
		23,242
Pharmaceuticals - 0.0%
AbbVie, Inc. 1.75% 11/6/17	10,000	10,035
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	$ 3,000	$ 3,008
Zoetis, Inc. 3.25% 2/1/23	4,000	3,914
		16,957
TOTAL HEALTH CARE		40,199
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	5,000	4,969
3.75% 2/1/22	11,000	11,084
3.875% 4/1/21	9,000	9,270
4.25% 9/15/24	9,000	9,113
		34,436
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	2,000	2,032
MATERIALS - 0.8%
Metals & Mining - 0.8%
Alcoa, Inc. 5.125% 10/1/24	124,000	132,370
Anglo American Capital PLC:
3.625% 5/14/20 (c)	10,000	10,072
4.875% 5/14/25 (c)	19,000	18,951
Barrick Gold Corp.:
3.85% 4/1/22	6,000	5,942
4.1% 5/1/23	166,000	164,249
Freeport-McMoRan, Inc. 3.875% 3/15/23	5,000	4,697
		336,281
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc. 5.55% 8/15/41	48,000	50,607
CenturyLink, Inc.:
5.15% 6/15/17	2,000	2,085
6% 4/1/17	2,000	2,125
6.15% 9/15/19	2,000	2,160
Embarq Corp. 7.082% 6/1/16	6,000	6,323
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.:
3.45% 3/15/21	$ 28,000	$ 28,994
4.5% 9/15/20	103,000	112,276
5.012% 8/21/54	74,000	69,982
6.55% 9/15/43	76,000	91,895
		366,447
UTILITIES - 0.2%
Electric Utilities - 0.1%
American Transmission Systems, Inc. 5% 9/1/44 (c)	4,000	4,274
Cleveland Electric Illuminating Co. 5.7% 4/1/17	3,000	3,213
Duke Energy Corp. 2.1% 6/15/18	5,000	5,093
FirstEnergy Corp.:
4.25% 3/15/23	30,000	30,841
7.375% 11/15/31	5,000	6,270
		49,691
Multi-Utilities - 0.1%
Dominion Resources, Inc. 2.5731% 9/30/66 (e)	6,000	5,520
Puget Energy, Inc.:
6% 9/1/21	13,000	15,183
6.5% 12/15/20	4,000	4,758
		25,461
TOTAL UTILITIES		75,152
TOTAL NONCONVERTIBLE BONDS (Cost $5,074,247)		5,155,084
U.S. Government and Government Agency Obligations - 5.1%

U.S. Treasury Inflation-Protected Obligations - 0.5%
U.S. Treasury Inflation Indexed Bonds 0.75% 2/15/45	205,556	195,550
U.S. Treasury Inflation-Indexed Bonds 1.375% 2/15/44	30,394	33,675
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		229,225
U.S. Treasury Obligations - 4.6%
U.S. Treasury Notes:
0.5% 2/28/17	78,000	77,963
0.625% 12/31/16	695,000	696,575
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.75% 4/15/18	$ 218,000	$ 216,978
0.875% 10/15/17	894,000	896,514
2.125% 5/15/25	100,000	100,063
TOTAL U.S. TREASURY OBLIGATIONS		1,988,093
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,223,008)		2,217,318
U.S. Government Agency - Mortgage Securities - 4.7%

Fannie Mae - 2.3%
2.5% 1/1/28	94,275	96,978
3% 9/1/43	185,111	187,974
4% 4/1/42 to 8/1/42	269,927	289,583
4.5% 3/1/41 to 1/1/42	119,766	130,628
5.5% 5/1/27 to 9/1/41	251,611	284,362
TOTAL FANNIE MAE		989,525
Freddie Mac - 1.1%
3% 2/1/43	86,456	87,824
3.5% 4/1/43 to 8/1/43	182,987	191,485
4% 2/1/41	88,240	94,434
4.5% 3/1/41 to 4/1/41	88,094	95,989
TOTAL FREDDIE MAC		469,732
Ginnie Mae - 1.3%
3% 6/1/45 (d)	100,000	102,385
3.5% 4/20/42 to 4/20/45	170,261	178,915
4% 11/20/40	73,761	79,348
4.5% 5/20/41	90,820	99,416
5% 10/15/33	108,933	122,109
TOTAL GINNIE MAE		582,173
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,011,335)		2,041,430
Asset-Backed Securities - 0.2%
	Principal Amount	Value
Capital Auto Receivables Asset Trust Series 2014-2 Class D, 2.81% 8/20/19	$ 4,000	$ 4,028
Santander Drive Auto Receivables Trust:
Series 2013-5 Class D, 2.73% 10/15/19	11,000	11,139
Series 2014-1 Class D, 2.91% 4/15/20	11,000	11,123
Series 2014-4:
Class C, 2.6% 11/16/20	6,000	6,082
Class D, 3.1% 11/16/20	10,000	10,170
Vericrest Opportunity Loan Trust Series 2014-NPL7 Class A1, 3.125% 8/27/57 (c)	39,368	39,423
TOTAL ASSET-BACKED SECURITIES (Cost $81,485)		81,965
Commercial Mortgage Securities - 1.9%

GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	98,500	103,034
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	109,711	115,777
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	6,532	6,848
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	9,529	9,962
Series 2007-CB18 Class A4, 5.44% 6/12/47	66,841	70,587
Series 2007-LD11 Class A4, 5.9618% 6/15/49 (e)	240,000	254,951
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.1102% 7/15/44 (e)	9,959	10,688
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2006-4 Class A3, 5.172% 12/12/49 (e)	21,873	22,818
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	170,000	179,238
Series 2007-C31 Class A4, 5.509% 4/15/47	10,000	10,492
Series 2007-C33 Class A4, 6.1503% 2/15/51 (e)	23,657	24,956
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $841,101)		809,351
Municipal Securities - 0.5%
	Principal Amount	Value
Chicago Gen. Oblig.:
(Taxable Proj.) Series 2012 B, 5.432% 1/1/42	$ 25,000	$ 21,066
6.314% 1/1/44	35,000	31,575
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	5,000	5,152
4.95% 6/1/23	10,000	10,285
5.1% 6/1/33	95,000	89,525
Series 2010-1, 6.63% 2/1/35	20,000	20,839
Series 2010-3:
6.725% 4/1/35	5,000	5,260
7.35% 7/1/35	5,000	5,482
Series 2011, 5.877% 3/1/19	10,000	10,855
Series 2013:
1.84% 12/1/16	5,000	5,041
3.6% 12/1/19	5,000	4,965
TOTAL MUNICIPAL SECURITIES (Cost $221,857)		210,045
Foreign Government and Government Agency Obligations - 0.0%

United Mexican States 3.5% 1/21/21 (Cost $10,940)	11,000	11,341
Fixed-Income Funds - 72.8%
	Shares
Intermediate Government Funds - 1.6%
Fidelity GNMA Fund (b)	59,711	697,420
Intermediate-Term Bond Funds - 71.2%
DoubleLine Total Return Bond Fund Class I	127,195	1,396,605
JPMorgan Core Bond Fund Select Class	343,858	4,047,212
Metropolitan West Total Return Bond Fund Class I	473,759	5,178,188
PIMCO Total Return Fund Institutional Class	832,256	8,905,136
Prudential Total Return Bond Fund Class Z	171,175	2,471,766
Western Asset Core Bond Fund Class I	220,561	2,728,340
Western Asset Core Plus Bond Fund Class IS	532,909	6,235,032
TOTAL INTERMEDIATE-TERM BOND FUNDS		30,962,279
TOTAL FIXED-INCOME FUNDS (Cost $31,837,026)		31,659,699
Short-Term Funds - 2.4%
	Shares	Value
Short-Term Funds - 2.4%
Prudential Short-Term Corporate Bond Fund Class Z (Cost $1,068,662)	93,686	$ 1,053,035
Money Market Funds - 0.9%

SSgA U.S. Treasury Money Market Fund, 0% (a) (Cost $406,838)	406,838	406,838
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $43,776,499)		43,646,106
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(135,699)
NET ASSETS - 100%		$ 43,510,407
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $448,113 or 1.0% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity GNMA Fund	$ 982,171	$ -	$ 285,288	$ 3,666	$ 697,420
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 5,155,084	$ -	$ 5,155,084	$ -
U.S. Government and Government Agency Obligations	2,217,318	-	2,217,318	-
U.S. Government Agency - Mortgage Securities	2,041,430	-	2,041,430	-
Asset-Backed Securities	81,965	-	81,965	-
Commercial Mortgage Securities	809,351	-	809,351	-
Municipal Securities	210,045	-	210,045	-
Foreign Government and Government Agency Obligations	11,341	-	11,341	-
Fixed-Income Funds	31,659,699	31,659,699	-	-
Short-Term Funds	1,053,035	1,053,035	-	-
Money Market Funds	406,838	406,838	-	-
Total Investments in Securities:	$ 43,646,106	$ 33,119,572	$ 10,526,534	$ -
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $43,787,072. Net unrealized depreciation aggregated $140,966, of which $490,587 related to appreciated investment securities and $631,553 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Income Opportunities
Fund of Funds

May 31, 2015

1.941265.102

ODF-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 99.9%
	Shares	Value
High Yield Fixed-Income Funds - 99.9%
BlackRock High Yield Bond Fund Institutional Class	100,087	$ 801,698
Eaton Vance Income Fund of Boston Class I	95,388	568,514
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	55,964	580,350
Fidelity Advisor High Income Fund Institutional Class (a)	15,308	123,841
Fidelity Capital & Income Fund (a)	120,408	1,211,304
Fidelity High Income Fund (a)	67,858	613,439
Hotchkis & Wiley High Yield Fund Class I	59,563	758,240
Janus High-Yield Fund Class I Shares	87,349	759,065
MainStay High Yield Corporate Bond Fund Class I	64,938	379,240
T. Rowe Price High Yield Fund	199,789	1,384,539
Third Avenue Focused Credit Fund Institutional Class	31,856	301,037
TOTAL FIXED-INCOME FUNDS (Cost $7,631,221)		7,481,267
NET OTHER ASSETS (LIABILITIES) - 0.1%		5,254
NET ASSETS - 100%		$ 7,486,521
Legend
(a) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 568,964	$ 6,919	$ -	$ 6,919	$ 580,350
Fidelity Advisor High Income Fund Institutional Class	123,229	-	-	1,692	123,841
Fidelity Capital & Income Fund	1,188,245	13,461	-	13,461	1,211,304
Fidelity High Income Fund	606,539	8,221	-	8,221	613,439
Total	$ 2,486,977	$ 28,601	$ -	$ 30,293	$ 2,528,934
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $7,650,321. Net unrealized depreciation aggregated $169,054, of which $64,862 related to appreciated investment securities and $233,916 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Emerging Markets Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2015

1.918363.104

SAE-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 14.3%
	Shares	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.1%
Amtek Auto Ltd. (a)	104,060	$ 263,471
ATLASBX Co. Ltd.	1,967	70,534
Bharat Forge Ltd.	12,398	239,524
Bosch Ltd. (a)	1,922	713,635
CEAT Ltd.	46,995	572,415
Ege Endustri Ve Ticaret A/S	1,463	122,812
FIEM Industries Ltd. (a)	6,200	57,972
Gabriel India Ltd. (a)	101,598	128,459
Gmb Korea Corp.	7,110	39,631
JK Tyre & Industries Ltd. (a)	66,839	111,877
MRF Ltd.	3,296	1,854,882
Seoyon Co. Ltd.	10,757	121,657
Sewon Precision Industries Co. Ltd. (a)	912	25,213
Sri Trang Agro-Industry PCL NVDR	177,100	69,492
Sungwoo Hitech Co. Ltd.	32,043	294,804
Yoo Sung Enterprise	16,600	82,099
		4,768,477
Automobiles - 0.7%
Dongfeng Motor Group Co. Ltd. (H Shares)	2,980,000	4,873,369
Geely Automobile Holdings Ltd.	2,930,000	1,519,104
Great Wall Motor Co. Ltd. (H Shares)	144,500	932,751
Hyundai Motor Co. (a)	40,836	5,791,301
Kia Motors Corp.	147,278	6,299,073
Maruti Suzuki India Ltd. (a)	108,440	6,597,712
Tata Motors Ltd. (a)	299,564	2,254,134
Tata Motors Ltd. sponsored ADR	71,734	2,747,412
		31,014,856
Distributors - 0.1%
Dogus Otomotiv Servis ve Ticaret A/S	124,615	790,998
Imperial Holdings Ltd.	332,971	4,992,612
		5,783,610
Household Durables - 0.2%
Cyrela Brazil Realty SA	358,110	1,221,685
Kang Yong Electric PCL NVDR	5,000	48,454
LG Electronics, Inc.	3,080	152,880
MRV Engenharia e Participacoes SA	1,647,683	3,930,073
Skyworth Digital Holdings Ltd.	2,544,000	2,431,247
Tatung Co. Ltd. (a)	415,000	95,986
Vestel Elektonik Sanayi ve Ticaret A/S (a)	74,277	131,400
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Vestel White Goods A/S	185,744	$ 760,431
Wuxi Little Swan Co. Ltd. (B Shares)	242,975	675,309
		9,447,465
Internet & Catalog Retail - 0.1%
Vipshop Holdings Ltd. ADR (a)	160,310	4,002,941
Media - 0.1%
ABS CBN Broadcasting Corp. (depositary receipt)	190,800	263,483
Dish TV India Ltd. (a)	989,013	1,570,879
Eros International Media Ltd. (a)	38,528	261,825
Hyundai HCN	154,083	629,277
Megacable Holdings S.A.B. de CV unit	56,222	236,186
Smiles SA	109,900	1,754,578
		4,716,228
Multiline Retail - 0.0%
Magazine Luiza SA	67,600	89,743
Specialty Retail - 0.0%
Foschini Ltd.	74,112	991,638
Mr Price Group Ltd.	22,836	454,135
Net Turizm Ticaret Ve Snayi A/S (a)	377,800	170,279
Pc Jeweller Ltd. (a)	27,964	164,965
Super Group Ltd. (a)	38,982	105,217
Via Varejo SA unit (a)	67,900	326,469
		2,212,703
Textiles, Apparel & Luxury Goods - 0.1%
Aksa Akrilik Kimya Sanayii	84,245	344,897
Belle International Holdings Ltd.	3,319,000	4,237,759
China Great Star International Ltd. (a)	66,524	154,353
China Lilang Ltd.	137,000	164,323
Fuguiniao Co. Ltd.	24,800	51,112
Fulgent Sun International Holding Co. Ltd.	46,000	102,514
Huvis Corp.	29,208	281,829
KPR Mill Ltd.	13,876	130,170
Luthai Textile JSC Ltd. (B Shares)	92,400	151,941
Paiho Shih Holdings Corp.	113,000	105,203
Peak Sport Products Co. Ltd.	384,000	128,765
Sri Rejeki Isman Tbk PT	10,336,300	264,973
TOPBI International Holdings Ltd.	43,000	198,771
Trident Ltd.	112,718	47,831
Vaibhav Global Ltd. (a)	4,869	45,657
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Weiqiao Textile Co. Ltd. (H Shares)	483,500	$ 376,017
Welspun India Ltd.	21,154	187,693
		6,973,808
TOTAL CONSUMER DISCRETIONARY		69,009,831
CONSUMER STAPLES - 1.2%
Beverages - 0.1%
Ambev SA	968,506	5,592,854
Pepsi-Cola Products Philippines, Inc.	1,114,100	106,820
		5,699,674
Food & Staples Retailing - 0.4%
BGFretail Co. Ltd.	4,106	562,037
Clicks Group Ltd.	111,234	789,141
Drogasil SA	131,100	1,465,581
E-Mart Co. Ltd.	23,504	5,200,373
Grupo Comercial Chedraui S.A.B. de CV	717,135	2,185,555
O'Key Group SA GDR (Reg. S)	438,456	1,479,789
Wal-Mart de Mexico SA de CV Series V	2,791,543	6,892,341
		18,574,817
Food Products - 0.5%
Astral Foods Ltd.	6,692	91,034
Brasil Foods SA	343,300	6,944,006
Britannia Industries Ltd. (a)	74,660	2,980,371
Dharma Satya Nusantara PT	1,582,000	506,039
Gruma S.A.B. de CV Series B	352,856	4,659,407
Grupo Herdez S.A.B. de CV	133,675	346,365
Heritage Foods (India) Ltd.	6,058	34,602
Industrias Bachoco SA de CV Series B	49,399	236,138
JBS SA	1,182,600	5,789,963
JUHAYNA Food Industries	1,735,783	2,231,706
KRBL Ltd.	89,902	256,324
Marfrig Global Foods SA (a)	138,100	176,401
PT Indofood Sukses Makmur Tbk	641,900	354,346
Thai Union Frozen Products PCL NVDR	813,600	493,384
		25,100,086
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.1%
Hindustan Unilever Ltd.	108,638	$ 1,464,868
PT Unilever Indonesia Tbk	114,000	373,276
		1,838,144
Personal Products - 0.1%
AMOREPACIFIC Corp.	560	203,070
AMOREPACIFIC Group, Inc.	3,070	482,228
Bajaj Corp. Ltd. (a)	14,049	101,941
China King-highway Holdings Ltd. (a)	157,740	675,361
Emami Ltd.	61,675	1,083,948
Marico Ltd.	108,004	744,806
Real Nutriceutical Group Ltd.	685,000	248,251
		3,539,605
Tobacco - 0.0%
British American Tobacco (Malaysia) Bhd	5,100	86,264
TOTAL CONSUMER STAPLES		54,838,590
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Ezion Holdings Ltd.	2,684,300	2,040,952
Petrofac Ltd.	278,705	3,855,053
		5,896,005
Oil, Gas & Consumable Fuels - 0.9%
Aegean Marine Petroleum Network, Inc.	52,428	745,526
Bangchak Petroleum PCL:
(For. Reg.)	520,100	514,070
NVDR	128,600	127,109
Bharat Petroleum Corp. Ltd. (a)	351,975	4,694,108
CNOOC Ltd.	2,466,000	3,838,722
Great Eastern Shipping Co. Ltd.	55,484	296,368
Hindustan Petroleum Corp. Ltd. (a)	184,056	1,948,511
Indian Oil Corp. Ltd. (a)	68,554	383,065
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (a)	124,732	126,491
LUKOIL Oil Co. sponsored ADR (United Kingdom)	84,057	4,031,374
Navios Maritime Acquisition Corp.	29,789	106,347
Ophir Energy PLC (a)	847,656	1,702,362
Polish Oil & Gas Co. SA	284,715	483,051
Polski Koncern Naftowy Orlen SA	221,858	4,187,901
PT Adaro Energy Tbk	7,335,100	477,026
PT Delta Dunia Petroindo Tbk (a)	2,683,000	16,231
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PT Energi Mega Persada Tbk (a)	11,847,200	$ 60,920
PTT PCL NVDR	65,900	679,765
Rukun Raharja Tbk PT	399,000	35,754
Sasol Ltd.	221,860	7,847,462
Surgutneftegas OJSC sponsored ADR	15,776	96,076
Tsakos Energy Navigation Ltd.	177,118	1,693,248
Tupras Turkiye Petrol Rafinelleri A/S (a)	361,098	9,032,706
		43,124,193
TOTAL ENERGY		49,020,198
FINANCIALS - 3.3%
Banks - 2.1%
Agricultural Bank of China Ltd. (H Shares)	3,918,000	2,127,357
Axis Bank Ltd. GDR (Reg. S)	96,893	4,461,923
Banco do Brasil SA	417,900	2,982,471
Bangkok Bank PCL	55,800	301,891
Bangkok Bank PCL NVDR	177,700	961,397
Bank of China Ltd. (H Shares)	19,900,000	13,217,646
Bank of Chongqing Co. Ltd. (H Shares)	265,500	264,690
Banregio Grupo Financiero S.A.B. de CV	63,463	350,184
China CITIC Bank Corp. Ltd. (H Shares)	1,178,000	996,651
China Construction Bank Corp. (H Shares)	12,955,000	13,015,735
China Merchants Bank Co. Ltd. (H Shares)	88,500	269,370
Commercial International Bank SAE	360,609	2,651,853
Credicorp Ltd. (United States)	49,021	6,918,824
Grupo Financiero Banorte S.A.B. de CV Series O	270,683	1,528,062
Grupo Financiero Inbursa S.A.B. de CV Series O	733,407	1,675,050
Hana Financial Group, Inc.	149,363	3,981,762
JB Financial Group Co. Ltd.	62,243	391,638
Krung Thai Bank PCL:
(For. Reg.)	6,684,100	3,596,380
NVDR	5,062,000	2,723,609
Lakshmi Vilas Bank Ltd. (a)	236,280	371,028
PT Bank Bukopin Tbk	834,000	45,408
PT Bank Jabar Banten Tbk	1,012,800	68,163
PT Bank Negara Indonesia (Persero) Tbk	9,238,900	4,803,194
PT Bank PAN Indonesia Tbk (a)	784,500	74,155
PT Bank Rakyat Indonesia Tbk	5,630,600	5,013,635
PT Bank Tabungan Negara Tbk	7,212,400	657,210
Sberbank of Russia sponsored ADR	496,432	2,794,912
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Shinhan Financial Group Co. Ltd.	130,520	$ 4,860,275
Sinopac Holdings Co.	592,392	271,916
Standard Bank Group Ltd.	548,759	7,143,729
Standard Chartered PLC (United Kingdom)	312,300	4,992,760
State Bank of Bikaner & Jaipur (a)	6,949	61,106
Thanachart Capital PCL:
(For. Reg.)	797,900	812,368
NVDR	333,700	339,751
TISCO Financial Group PCL NVDR	202,600	271,017
Turkiye Is Bankasi A/S Series C	1,203,804	2,559,121
Woori Bank	186,307	1,755,878
		99,312,119
Capital Markets - 0.1%
Asia Plus Group Holdings Securities NVDR	1,259,600	150,523
China Bills Finance Corp.	689,000	267,089
China Galaxy Securities Co. Ltd. (H Shares)	878,500	1,488,781
CITIC Securities Co. Ltd. (H Shares)	283,500	1,204,765
Country Group Holdings PCL	1,247,600	48,213
Grupo Financiero Interacciones SA de CV	62,091	402,935
Haitong Securities Co. Ltd. (H Shares)	65,200	206,860
Jih Sun Financial Holdings Co. Ltd.	353,000	104,204
KGI Securities Thailand PCL NVDR	1,850,900	191,472
Yuanta Financial Holding Co. Ltd.	1,704,000	994,972
		5,059,814
Consumer Finance - 0.0%
Krungthai Card PCL NVDR	205,800	572,007
Manappuram General Finance & Leasing Ltd.	310,594	154,210
Ratchthani Leasing PCL	2,684,200	244,163
		970,380
Diversified Financial Services - 0.3%
Far East Horizon Ltd.	2,400,000	2,333,869
FirstRand Ltd.	1,809,392	7,747,247
Fubon Financial Holding Co. Ltd.	2,831,000	5,803,977
		15,885,093
Insurance - 0.7%
Bajaj Finserv Ltd. (a)	34,830	834,385
China Taiping Insurance Group Ltd. (a)	198,800	810,209
Discovery Ltd.	39,870	399,923
Liberty Holdings Ltd.	524,339	6,775,316
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
MMI Holdings Ltd.	1,607,972	$ 4,054,106
MNRB Holdings Bhd	20,300	20,768
New China Life Insurance Co. Ltd. (H Shares)	59,500	379,853
People's Insurance Co. of China Group (H Shares)	4,492,000	3,186,370
PICC Property & Casualty Co. Ltd. (H Shares)	2,742,000	6,287,717
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	276,500	4,068,877
Porto Seguro SA	314,100	3,569,520
PT Panin Life Tbk (a)	2,052,400	47,182
Sanlam Ltd.	60,048	338,540
		30,772,766
Real Estate Investment Trusts - 0.0%
Akfen Gayrimenkul Yatirim Ortakligi A/S (a)	100,437	55,831
FII BTG Pactual Corporate Office Fund	11,439	376,956
GZI (REIT)	711,000	397,973
		830,760
Real Estate Management & Development - 0.1%
Amata Corp. PCL NVDR	207,800	103,159
Asian Property Development PCL NVDR	2,536,100	527,726
Barwa Real Estate Co. (a)	38,013	522,200
Dongwon Development Co. Ltd.	11,391	533,713
Etalon Group Ltd. GDR (Reg. S)	365,187	819,845
KSL Holdings Bhd	142,800	69,345
LBS Bina Group Bhd	341,800	153,859
Preuksa Real Estate PCL NVDR	134,300	98,210
PT Agung Podomoro Land Tbk	15,189,500	447,966
PT Kawasan Industri Jababeka Tbk	21,423,500	442,273
PT Lippo Cikarang Tbk (a)	475,500	390,137
PT Pakuwon Jati Tbk	2,698,800	90,205
Sunac China Holdings Ltd.	318,000	373,628
United Development Co. (a)	129,727	810,504
Vista Land & Lifescapes, Inc.	3,054,300	482,132
Yuzhou Properties Co.	281,000	78,281
		5,943,183
Thrifts & Mortgage Finance - 0.0%
Malaysia Building Society Bhd	99,000	49,426
TOTAL FINANCIALS		158,823,541
Common Stocks - continued
	Shares	Value
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
Mindray Medical International Ltd. sponsored ADR	174,271	$ 4,700,089
Top Glove Corp. Bhd	879,200	1,300,031
		6,000,120
Health Care Providers & Services - 0.0%
Selcuk Ecza Deposu Tic A/S	122,624	113,760
Thai Nakarin Hospital PCL NVDR	39,000	21,680
Uem Edgenta Bhd	109,500	111,128
		246,568
Life Sciences Tools & Services - 0.0%
Dishman Pharmaceuticals and Chemicals Ltd.	136,365	311,786
Pharmaceuticals - 0.3%
Ajanta Pharma Ltd.	22,761	564,024
Alembic Pharmaceuticals Ltd. (a)	52,074	450,967
Aurobindo Pharma Ltd.	45,212	974,652
Dong Wha Pharm Co. Ltd.	10,710	90,075
Lupin Ltd.	222,107	6,387,481
Wockhardt Ltd. (a)	213,883	4,851,659
		13,318,858
TOTAL HEALTH CARE		19,877,332
INDUSTRIALS - 1.2%
Air Freight & Logistics - 0.0%
Guangdong Yueyun Transportation Co. Ltd.	79,000	116,559
Transport Corp. of India Ltd.	15,756	55,848
UTi Worldwide, Inc. (a)	215,530	2,073,399
		2,245,806
Airlines - 0.2%
Air China Ltd. (H Shares)	1,016,000	1,248,764
Avianca Holding SA sponsored ADR	99,684	1,029,736
Cebu Air, Inc.	267,110	515,807
China Southern Airlines Ltd. (H Shares)	1,938,000	1,939,132
Grupo Aeromexico S.A.B. de CV (a)	295,290	497,427
Turk Hava Yollari AO (a)	633,291	2,145,499
		7,376,365
Building Products - 0.1%
China Liansu Group Holdings Ltd.	4,686,000	4,484,355
Ege Seramik Sanayi ve Ticaret A/S	36,353	53,933
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Sintex Industries Ltd. (a)	290,236	$ 503,333
Trakya Cam Sanayii A/S	654,857	762,477
		5,804,098
Commercial Services & Supplies - 0.1%
Blue Label Telecoms Ltd.	139,444	92,773
Prosegur Compania de Seguridad SA (Reg.)	960,945	5,277,029
Valid Solucoes SA	65,600	994,407
		6,364,209
Construction & Engineering - 0.1%
China Communications Construction Co. Ltd. (H Shares)	181,000	312,808
China Railway Group Ltd. (H Shares)	2,801,000	3,619,717
Muhibbah Engineering (M) Bhd	178,000	117,517
Murray & Roberts Holdings Ltd.	128,238	138,008
PT Pembangunan Perumahan Persero Tbk	2,155,200	655,165
PT Petrosea Tbk	178,000	8,817
PT Surya Semesta Internusa Tbk	1,027,500	84,693
SEAFCO PCL NVDR	174,825	57,686
Sriracha Construction PCL	56,700	47,194
Syntec Construction PCL NVDR	991,200	90,752
Te Chang Construction Co. Ltd.	53,550	47,944
United Integration Services Co. Ltd.	184,000	207,714
		5,388,015
Electrical Equipment - 0.1%
DONGYANG E&P, Inc.	21,665	226,548
Finolex Cables Ltd.	43,975	171,151
Harbin Electric Machinery Co. Ltd.(H Shares)	330,000	277,921
Korea Electric Terminal Co. Ltd.	3,990	324,472
TECO Electric & Machinery Co. Ltd.	4,010,000	3,681,286
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	237,000	1,947,070
		6,628,448
Industrial Conglomerates - 0.1%
Cahya Mata Sarawak Bhd	291,300	417,221
CJ Corp.	9,674	2,083,978
Daesang Holdings Co. Ltd.	4,590	111,856
Hong Leong Industries Bhd	43,400	53,281
Mannai Corp. (a)	9,621	296,055
PJ Development Holdings Bhd	105,700	42,966
San Miguel Corp.	213,760	311,988
		3,317,345
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.1%
Jingwei Textile Machinery Co. Ltd. (H Shares)	58,000	$ 91,709
Kepler Weber SA	4,900	41,798
PT United Tractors Tbk	1,987,100	3,050,373
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	236,706	814,979
Sinotruk Hong Kong Ltd.	352,000	239,247
Weichai Power Co. Ltd. (H Shares)	166,000	619,798
		4,857,904
Marine - 0.1%
Hanjin Shipping Holdings Co. Ltd. (a)	7,390	79,266
MISC Bhd	693,000	1,569,199
Regional Container Lines PCL NVDR	261,300	79,229
Wan Hai Lines Ltd.	597,000	567,428
Wisdom Marine Lines Co. Ltd.	235,000	314,838
		2,609,960
Road & Rail - 0.0%
PKP Cargo SA	3,838	92,649
Rumo Logistica Operadora Multimodal SA (a)	1,633,495	645,954
		738,603
Trading Companies & Distributors - 0.1%
Barloworld Ltd.	547,330	4,429,205
LG International Corp.	7,027	263,647
		4,692,852
Transportation Infrastructure - 0.2%
Bangkok Expressway PCL:
(For.Reg.)	42,500	50,535
NVDR	221,100	262,901
Celebi Hava Servisi A/S	33,092	415,134
Cosco International Holdings Ltd.	380,000	264,650
Grupo Aeroportuario del Pacifico SA de CV Series B	65,967	469,342
Grupo Aeroportuario del Sureste SA de CV:
Series B	108,025	1,558,547
Series B sponsored ADR	896	129,060
OHL Mexico S.A.B. de CV (a)	889,309	1,198,343
Shenzhen Expressway Co. (H Shares)	218,000	192,031
TAV Havalimanlari Holding A/S	128,384	1,065,667
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - continued
Westports Holdings Bhd	152,000	$ 175,409
Zhejiang Expressway Co. Ltd. (H Shares)	986,000	1,536,164
		7,317,783
TOTAL INDUSTRIALS		57,341,388
INFORMATION TECHNOLOGY - 3.3%
Communications Equipment - 0.1%
ZTE Corp. (H Shares)	459,200	1,596,079
Electronic Equipment & Components - 0.5%
AU Optronics Corp.	995,000	539,626
CalComp Electronics PCL (depositary receipt)	2,247,727	282,178
Coretronic Corp.	351,250	450,072
Daou Data Corp.	16,465	244,588
Delta Electronics PCL NVDR	141,700	360,147
Delta Electronics, Inc.	532,000	3,028,709
Hana Microelectronics PCL NVDR	53,700	65,449
Hollysys Automation Technologies Ltd.	212,349	5,406,406
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,114,064	3,581,398
Hon Hai Precision Industry Co. Ltd. (Foxconn) GDR (Reg. S)	273,200	1,770,336
Innolux Corp.	4,751,039	2,928,269
INTOPS Co. Ltd.	21,141	397,544
INZI Display Co. Ltd.	263,472	561,661
KCE Electronics PCL NVDR	51,500	79,990
Korea Circuit Co. Ltd.	8,380	72,585
LG Display Co. Ltd.	141,190	3,702,226
Marketech International Corp.	117,000	100,198
V.S. Industry Bhd	75,900	86,761
Zhen Ding Technology Holding Ltd.	516,000	1,824,504
		25,482,647
Internet Software & Services - 0.1%
KT Hitel Co. Ltd. (a)	6,511	63,409
NetEase, Inc. sponsored ADR	41,721	5,899,767
		5,963,176
IT Services - 0.2%
Advanced Information Technology PCL NVDR	117,100	108,780
CSU Cardsystem SA	20,600	21,012
Genpact Ltd. (a)	171,339	3,853,414
HCL Technologies Ltd.	362,927	5,754,515
Nice Information & Telecom, Inc.	4,823	155,630
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Polaris Financial Technology Ltd.	39,507	$ 107,775
Sonata Software Ltd.	37,789	86,372
WNS Holdings Ltd. sponsored ADR (a)	21,951	579,287
		10,666,785
Semiconductors & Semiconductor Equipment - 1.1%
Advanced Semiconductor Engineering, Inc.	1,442,000	2,047,542
Advanced Semiconductor Engineering, Inc. sponsored ADR	419,714	2,963,181
Chen Full International Co. Ltd.	121,000	153,473
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	15,719	364,995
ChipMOS TECHNOLOGIES, Inc.	338,000	456,668
e-LITECOM Co. Ltd.	5,224	110,895
eMemory Technology, Inc.	165,000	2,408,603
Everlight Electronics Co. Ltd.	358,000	816,408
Forhouse Corp. (a)	193,000	111,441
Greatek Electronics, Inc.	513,000	703,925
Harvatek Corp.	373,000	188,757
Inotera Memories, Inc. (a)	2,270,000	2,665,650
KC Tech Co. Ltd.	8,217	106,575
Malaysian Pacific Industries BHD	136,000	256,009
Siliconware Precision Industries Co. Ltd.	1,797,000	2,942,911
SK Hynix, Inc.	341,371	15,657,534
Taiwan Semiconductor Manufacturing Co. Ltd.	3,018,000	14,294,341
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	270,774	6,574,393
Topco Scientific Co. Ltd.	112,000	220,171
Transcend Information, Inc.	42,000	160,768
Unisem (M) Bhd	174,800	115,405
Zeus Co. Ltd.	5,858	94,645
		53,414,290
Software - 0.1%
Asseco Poland SA	106,083	1,700,616
Changyou.com Ltd. (A Shares) ADR (a)	4,083	127,308
Geometric Ltd.	43,110	89,201
Nucleus Software Exports Ltd.	49,385	207,546
Oracle Finance Services Software Ltd. (a)	2,581	147,014
RS Software (India) Ltd.	45,510	124,330
Sasken Communication Technologies Ltd.	10,905	39,021
Totvs SA	146,489	1,714,854
		4,149,890
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 1.2%
Bematech Industria e Comercio de Equipamentos Eletronicos SA	38,900	$ 108,656
Casetek Holdings	170,000	1,193,921
Catcher Technology Co. Ltd.	235,000	2,744,347
Chicony Electronics Co. Ltd.	777,000	2,162,604
Compal Electronics, Inc.	8,153,000	6,717,689
Lenovo Group Ltd.	410,000	650,403
Mobase Co. Ltd.	4,341	35,107
Pegatron Corp.	2,109,000	6,266,727
Samsung Electronics Co. Ltd.	31,310	36,731,146
		56,610,600
TOTAL INFORMATION TECHNOLOGY		157,883,467
MATERIALS - 0.9%
Chemicals - 0.2%
AkzoNobel India Ltd. (a)	2,338	50,370
Boryszew SA	55,719	91,705
Chambal Fertilizers & Chemicals Ltd.	137,997	133,676
Dongyue Group Co. Ltd.	263,000	117,701
Formosan Rubber Group	394,000	393,655
GHCL Ltd. (a)	62,886	80,844
Gubre Fabrikalari TAS	263,159	702,759
Gujarat Alkalies and Chemicals Ltd. (a)	20,208	54,081
Gujarat State Fertilizers & Chemicals Ltd. (a)	139,994	155,924
Hanwha Corp.	25,480	988,005
KG Chemical Corp.	9,283	195,392
Kunsul Chemical Industrial Co. Ltd.	2,980	143,637
PTT Global Chemical PCL NVDR	759,300	1,478,423
Soda Sanayii AS	463,909	1,040,221
Taekwang Industrial Co. Ltd.	168	185,929
Tata Chemicals Ltd. (a)	148,837	1,009,233
Tikkurila Oyj	149,506	2,871,901
UPL Ltd.	145,303	1,259,710
		10,953,166
Construction Materials - 0.1%
Adana Cimento Class A	36,502	91,857
Cimsa Cimento Sanayi Ve Ticaret A/S	91,388	545,764
Eternit SA	123,800	107,237
Hanil Cement Co. Ltd.	437	56,679
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - continued
Huaxin Cement Co. Ltd. (B Shares)	252,843	$ 350,440
Siam Cement PCL NVDR unit	168,400	2,643,139
Tipco Asphalt NVDR	1,069,000	565,642
		4,360,758
Containers & Packaging - 0.2%
AMVIG Holdings Ltd.	4,260,000	2,291,076
Bio Pappel S.A.B. de CV (a)	112,330	140,495
Greatview Aseptic Pack Co. Ltd.	6,611,000	3,819,786
Mpact Ltd.	120,835	407,932
Uflex Ltd. (a)	90,869	184,671
		6,843,960
Metals & Mining - 0.3%
Ahmednagar Forgings Ltd. (a)	46,609	133,365
Dongil Industries Co. Ltd.	1,940	127,987
Eregli Demir ve Celik Fabrikalari T.A.S.	1,858,038	2,986,874
First Quantum Minerals Ltd.	280,547	3,627,530
Gold Fields Ltd. sponsored ADR	147,894	504,319
Hindustan Zinc Ltd.	34,278	90,983
Husteel Co. Ltd.	4,203	86,957
Hyundai Steel Co.	25,577	1,712,633
Inner Mongolia Eerduosi Resourses Co. Ltd. (B Shares)	292,724	358,001
KISCO Corp.	3,180	100,900
KISWIRE Ltd.	1,956	105,516
National Aluminium Co. Ltd.	403,790	306,899
Padaeng Industry PCL unit	128,300	64,837
Prakash Industries Ltd. (a)	149,577	85,411
Press Metal Bhd	115,600	82,312
Sarda Energy & Minerals Ltd. (a)	11,741	24,865
Sibanye Gold Ltd.	150,729	264,807
Sibanye Gold Ltd. ADR	216,797	1,539,259
STP&I PCL NVDR	561,000	286,837
Ternium SA sponsored ADR	147,876	2,886,540
		15,376,832
Paper & Forest Products - 0.1%
Asia Paper Manufacturing Co. Ltd.	5,850	153,588
Fibria Celulose SA	102,600	1,408,444
Mondi Ltd.	45,013	1,020,773
PT Indah Kiat Pulp & Paper Tbk	575,400	43,512
Sappi Ltd. (a)	187,694	745,382
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
Tamil Nadu Newsprint & Papers Ltd. (a)	40,447	$ 94,541
WTK Holdings Bhd	36,800	10,140
		3,476,380
TOTAL MATERIALS		41,011,096
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.5%
Axtel S.A.B. de CV unit (a)	1,211,141	368,087
China Telecom Corp. Ltd. (H Shares)	11,384,000	7,737,476
China Unicom Ltd.	7,656,000	12,976,900
LG Telecom Ltd.	19,233	160,894
PT Telkomunikasi Indonesia Tbk:
Series B	5,267,500	1,134,268
sponsored ADR	29,732	1,286,206
Telekom Malaysia Bhd	381,600	757,891
Telekomunikacja Polska SA	65,986	183,003
Telkom SA Ltd. (a)	220,817	1,264,019
		25,868,744
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
Series L	123,018	129,418
Series L sponsored ADR	290,405	6,098,505
Bharti Infratel Ltd.	71,497	537,073
China Mobile Ltd.	699,000	9,197,203
Globe Telecom, Inc.	39,480	2,260,559
Sistema JSFC sponsored GDR	16,839	127,976
TIM Participacoes SA	332,900	984,188
		19,334,922
TOTAL TELECOMMUNICATION SERVICES		45,203,666
UTILITIES - 0.7%
Electric Utilities - 0.4%
ENEA SA	174,242	779,323
Energa SA	23,218	142,183
Energias do Brasil SA	769,851	2,539,351
Enersis SA sponsored ADR	155,805	2,650,243
Korea Electric Power Corp.	19,711	814,567
Polska Grupa Energetyczna SA	166,501	914,193
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Tauron Polska Energia SA	428,174	$ 544,548
Tenaga Nasional Bhd	2,380,500	8,676,437
		17,060,845
Gas Utilities - 0.0%
Daesung Energy Co. Ltd.	22,060	134,051
E1 Corp.	2,117	140,614
KyungDong City Gas Co. Ltd.	1,354	154,955
Samchully Co. Ltd.	1,216	155,534
		585,154
Independent Power and Renewable Electricity Producers - 0.3%
Benpres Holdings Corp.	1,102,700	185,702
China Resources Power Holdings Co. Ltd.	1,814,000	5,041,716
Datang International Power Generation Co. Ltd. (H Shares)	174,000	101,882
Guangdong Electric Power Development Co. Ltd. (B Shares)	649,700	725,646
Huadian Power International Corp. Ltd. (H Shares)	1,234,000	1,425,992
Huaneng Power International, Inc. (H Shares)	1,388,000	1,852,372
JSW Energy Ltd. (a)	476,211	837,808
PNOC Energy Development Corp.	23,301,800	4,138,705
		14,309,823
Multi-Utilities - 0.0%
YTL Corp. Bhd	244,900	106,231
Water Utilities - 0.0%
Companhia de Saneamento de Minas Gerais	13,293	65,750
TOTAL UTILITIES		32,127,803
TOTAL COMMON STOCKS (Cost $652,458,086)		685,136,912
Nonconvertible Preferred Stocks - 0.7%

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	226,900	6,099,233
FINANCIALS - 0.4%
Banks - 0.4%
Banco Bradesco SA:
(PN)	762,754	6,753,065
Nonconvertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Banco Bradesco SA: - continued
(PN) sponsored ADR	454,010	$ 3,995,288
Itau Unibanco Holding SA	857,840	9,242,585
		19,990,938
MATERIALS - 0.0%
Metals & Mining - 0.0%
Metalurgica Gerdau SA (PN)	143,600	351,530
Paper & Forest Products - 0.0%
Suzano Papel e Celulose SA	165,800	867,948
TOTAL MATERIALS		1,219,478
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Brasil SA	35,500	499,694
Telefonica Brasil SA sponsored ADR	336,809	4,738,903
		5,238,597
Wireless Telecommunication Services - 0.0%
TIM Participacoes SA sponsored ADR	10,811	160,651
TOTAL TELECOMMUNICATION SERVICES		5,399,248
UTILITIES - 0.1%
Electric Utilities - 0.1%
Companhia Energetica de Minas Gerais (CEMIG):
(PN)	171,041	761,184
(PN) sponsored (non-vtg.)	128,801	582,181
Companhia Energetica do Ceara	5,338	69,525
Companhia Paranaense de Energia-Copel (PN-B)	21,700	223,177
		1,636,067
Independent Power and Renewable Electricity Producers - 0.0%
Companhia Energetica de Sao Paulo Series B	103,800	644,698
TOTAL UTILITIES		2,280,765
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $41,781,731)		34,989,662
Equity Funds - 81.7%
	Shares	Value
Foreign Large Blend Funds - 0.2%
iShares MSCI India ETF	218,013	$ 6,662,477
Sector Funds - 0.0%
RS Global Natural Resources Fund Class A	74	1,951
Emerging Markets Funds - 81.5%
Aberdeen Emerging Markets Fund Institutional Service Class	42,510,486	593,871,491
Brandes Emerging Markets Value A Fund	17,884,581	142,361,265
Causeway Emerging Markets Fund - Investor Class	17,544,598	219,132,026
Fidelity Emerging Markets Fund (c)	20,007,230	496,979,583
GMO Emerging Markets Fund Class IV	18,425,131	187,383,581
Invesco Developing Markets Fund Class R5	2,011,730	60,955,417
iShares China Large-Cap ETF	2,719,415	132,598,675
iShares Core MSCI Emerging Markets ETF	3,741,050	186,865,448
iShares MSCI Emerging Markets Index ETF	4,269,264	175,552,136
Lazard Emerging Markets Equity Portfolio Institutional Class	35,186,716	610,841,374
Morgan Stanley Institutional Fund, Inc. Frontier Emerging Markets Portfolio Class A	525,539	9,953,712
Oppenheimer Developing Markets Fund Class I	8,034,624	284,666,717
Parametric Emerging Markets Fund Investor Class	16,459,151	232,238,624
SPDR S&P China ETF	1,201,240	113,553,217
T. Rowe Price Emerging Markets Stock Fund	11,638,631	398,623,107
Templeton Frontier Markets Fund Class A	1,688,391	23,806,311
Wasatch Frontier Emerging Small Countries Fund	10,190,928	30,267,057
TOTAL EMERGING MARKETS FUNDS		3,899,649,741
TOTAL EQUITY FUNDS (Cost $3,971,214,624)		3,906,314,169
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to 0.03% 6/25/15 to 8/6/15 (d) (Cost $8,859,835)	$ 8,860,000	8,859,952
Money Market Funds - 3.1%
	Shares	Value
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $147,357,642)	147,357,642	$ 147,357,642
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,821,671,918)		4,782,658,337
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,726,449
NET ASSETS - 100%		$ 4,784,384,786
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2,655 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2015	$ 132,338,475	$ 4,268,070

The face value of futures purchased as a percentage of net assets is 2.8%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,175,978.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ 160,827,978	$ 341,302,677	$ 406,959	$ -	$ 496,979,583
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 69,009,831	$ 60,157,985	$ 8,851,846	$ -
Consumer Staples	60,937,823	60,937,823	-	-
Energy	49,020,198	37,334,014	11,686,184	-
Financials	178,814,479	173,954,204	4,860,275	-
Health Care	19,877,332	19,877,332	-	-
Industrials	57,341,388	55,402,256	1,939,132	-
Information Technology	157,883,467	134,356,821	23,526,646	-
Materials	42,230,574	41,965,767	264,807	-
Telecommunication Services	50,602,914	27,294,543	23,308,371	-
Utilities	34,408,568	31,741,629	2,666,939	-
Equity Funds	3,906,314,169	3,906,314,169	-	-
U.S. Treasury Obligations	8,859,952	-	8,859,952	-
Money Market Funds	147,357,642	147,357,642	-	-
Total Investments in Securities:	$ 4,782,658,337	$ 4,696,694,185	$ 85,964,152	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 4,268,070	$ 4,268,070	$ -	$ -
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $4,824,008,048. Net unrealized depreciation aggregated $41,349,711, of which $129,463,539 related to appreciated investment securities and $170,813,250 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Income Opportunities Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2015

1.912886.104

SRQ-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.0%
	Shares	Value
High Yield Fixed-Income Funds - 100.0%
BlackRock High Yield Bond Portfolio Investor A Class	62,980,260	$ 504,471,886
Eaton Vance Income Fund of Boston Class A	55,148,208	328,131,836
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	28,315,376	293,630,449
Fidelity Advisor High Income Fund Institutional Class (a)	5,341,999	43,216,772
Fidelity Capital & Income Fund (a)	75,486,344	759,392,616
Fidelity High Income Fund (a)	41,457,228	374,773,342
Hotchkis and Wiley High Yield Fund Class A	33,704,873	426,366,638
Janus High-Yield Fund Class T	54,582,681	474,323,502
MainStay High Yield Corporate Bond Fund Class A	30,071,275	175,616,245
T. Rowe Price High Yield Fund Advisor Class	112,597,455	778,048,415
Third Avenue Focused Credit Fund Investor Class	21,641,333	204,510,601
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,215,888,343)		4,362,482,302
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,993,185
NET ASSETS - 100%		$ 4,364,475,487
Legend
(a) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 264,787,761	$ 26,630,927	$ -	$ 3,363,690	$ 293,630,449
Fidelity Advisor High Income Fund Institutional Class	43,206,263	-	201,404	591,221	43,216,772
Fidelity Capital & Income Fund	727,786,715	25,794,013	140,983	8,343,640	759,392,616
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity High Income Fund	$ 370,801,033	$ 5,023,480	$ 241,685	$ 5,023,493	$ 374,773,342
Total	$ 1,406,581,772	$ 57,448,420	$ 584,072	$ 17,322,044	$ 1,471,013,179
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $4,221,373,180. Net unrealized appreciation aggregated $141,109,122, of which $216,137,801 related to appreciated investment securities and $75,028,679 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Small-Mid Cap Multi-Manager Fund

May 31, 2015

1.933026.103

AMM-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
CONSUMER DISCRETIONARY - 14.1%
Auto Components - 1.7%
American Axle & Manufacturing Holdings, Inc. (a)	991	$ 24,884
BorgWarner, Inc.	360	21,654
Dana Holding Corp.	4,175	90,890
Delphi Automotive PLC	192	16,700
Gentex Corp.	8,368	143,762
Remy International, Inc.	1,455	32,156
The Goodyear Tire & Rubber Co.	2,585	82,319
Tower International, Inc. (a)	1,290	35,488
Visteon Corp. (a)	1,228	134,491
		582,344
Automobiles - 0.3%
Fiat Chrysler Automobiles NV (a)	896	14,363
General Motors Co.	450	16,187
Harley-Davidson, Inc.	1,255	67,130
		97,680
Distributors - 0.5%
LKQ Corp. (a)	4,502	128,622
Pool Corp.	766	50,770
		179,392
Diversified Consumer Services - 0.6%
H&R Block, Inc.	2,232	70,821
Houghton Mifflin Harcourt Co. (a)	19	501
LifeLock, Inc. (a)	5,889	89,631
ServiceMaster Global Holdings, Inc.	1,935	64,997
		225,950
Hotels, Restaurants & Leisure - 3.0%
Arcos Dorados Holdings, Inc. Class A	1,411	7,775
BJ's Restaurants, Inc. (a)	929	42,530
Bloomin' Brands, Inc.	3,680	82,653
Bravo Brio Restaurant Group, Inc. (a)	1,819	24,375
Brinker International, Inc.	762	42,047
Carrols Restaurant Group, Inc. (a)	2,089	20,932
Choice Hotels International, Inc.	809	45,765
DineEquity, Inc.	99	9,662
Domino's Pizza, Inc.	460	49,984
Dunkin' Brands Group, Inc.	919	49,038
Fiesta Restaurant Group, Inc. (a)	799	37,177
Galaxy Entertainment Group Ltd.	3,800	18,182
Hyatt Hotels Corp. Class A (a)	1,685	96,820
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Jack in the Box, Inc.	690	$ 59,899
La Quinta Holdings, Inc. (a)	3,860	95,960
Noodles & Co. (a)	1,329	19,297
Papa John's International, Inc.	860	59,091
Pinnacle Entertainment, Inc. (a)	1,003	37,081
Popeyes Louisiana Kitchen, Inc. (a)	800	44,488
Six Flags Entertainment Corp.	1,510	73,779
Starwood Hotels & Resorts Worldwide, Inc.	340	28,138
The Cheesecake Factory, Inc.	1,393	71,837
Wendy's Co.	3,525	39,621
		1,056,131
Household Durables - 0.8%
Beazer Homes U.S.A., Inc. (a)	795	14,564
D.R. Horton, Inc.	930	24,292
Dixie Group, Inc. (a)	820	7,954
Helen of Troy Ltd. (a)	210	18,373
iRobot Corp. (a)	1,960	62,622
M.D.C. Holdings, Inc.	2,850	79,686
Standard Pacific Corp. (a)	5,177	42,658
Toll Brothers, Inc. (a)	725	26,223
		276,372
Internet & Catalog Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	482	4,584
Groupon, Inc. Class A (a)	4,770	30,433
Overstock.com, Inc. (a)	1,930	41,746
Shutterfly, Inc. (a)	1,588	73,842
		150,605
Leisure Products - 0.4%
Brunswick Corp.	2,190	111,778
Polaris Industries, Inc.	245	35,047
		146,825
Media - 2.0%
Cablevision Systems Corp. - NY Group Class A	1,115	27,329
Crown Media Holdings, Inc. Class A (a)	700	2,856
Discovery Communications, Inc. Class A (a)	335	11,370
Gannett Co., Inc.	2,260	80,885
Gray Television, Inc. (a)	2,725	43,491
IMAX Corp. (a)	3,470	139,980
Lions Gate Entertainment Corp.	805	26,637
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Media General, Inc. (a)	1,587	$ 26,281
New Media Investment Group, Inc.	2,862	63,021
News Corp. Class A (a)	2,472	37,451
Sinclair Broadcast Group, Inc. Class A	1,087	32,653
Starz Series A (a)	1,570	65,877
Tribune Media Co. Class A	2,525	133,825
		691,656
Multiline Retail - 0.0%
Tuesday Morning Corp. (a)	553	7,089
Specialty Retail - 3.2%
Aarons, Inc. Class A	1,002	35,100
American Eagle Outfitters, Inc.	7,183	117,586
ANN, Inc. (a)	985	46,049
Best Buy Co., Inc.	314	10,896
Cabela's, Inc. Class A (a)	160	8,160
CarMax, Inc. (a)	201	14,279
CST Brands, Inc.	3,585	142,575
Destination XL Group, Inc. (a)	3,109	15,079
DSW, Inc. Class A	1,638	56,757
Express, Inc. (a)	900	15,876
Five Below, Inc. (a)	982	32,652
Foot Locker, Inc.	1,220	77,104
Group 1 Automotive, Inc.	1,162	95,644
Lithia Motors, Inc. Class A (sub. vtg.)	690	73,451
New York & Co., Inc. (a)	900	2,286
Office Depot, Inc. (a)	2,168	20,097
Outerwall, Inc.	358	27,444
Rent-A-Center, Inc.	259	7,835
Restoration Hardware Holdings, Inc. (a)	1,335	121,432
Ross Stores, Inc.	110	10,634
Select Comfort Corp. (a)	400	12,460
Signet Jewelers Ltd.	565	73,071
Staples, Inc.	2,167	35,680
The Men's Wearhouse, Inc.	348	20,187
Tile Shop Holdings, Inc. (a)	2,382	29,704
Vitamin Shoppe, Inc. (a)	278	11,037
Williams-Sonoma, Inc.	369	29,007
		1,142,082
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc.	665	68,641
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Coach, Inc.	1,190	$ 42,090
Crocs, Inc. (a)	1,738	26,140
Fossil Group, Inc. (a)	317	22,510
G-III Apparel Group Ltd. (a)	1,214	69,028
Hanesbrands, Inc.	1,790	57,029
Kate Spade & Co. (a)	804	19,923
Oxford Industries, Inc.	478	36,266
PVH Corp.	251	26,265
Steven Madden Ltd. (a)	1,331	50,285
		418,177
TOTAL CONSUMER DISCRETIONARY		4,974,303
CONSUMER STAPLES - 1.7%
Food & Staples Retailing - 0.4%
Casey's General Stores, Inc.	313	27,290
Fresh Market, Inc. (a)	1,411	44,799
PriceSmart, Inc.	429	34,981
Smart & Final Stores, Inc.	2,015	34,054
		141,124
Food Products - 0.9%
B&G Foods, Inc. Class A	1,191	36,850
Cal-Maine Foods, Inc.	462	26,191
Ingredion, Inc.	180	14,755
Lancaster Colony Corp.	540	48,190
Pilgrim's Pride Corp.	2,205	56,404
Pinnacle Foods, Inc.	3,540	149,211
		331,601
Household Products - 0.3%
Energizer Holdings, Inc.	145	20,545
Spectrum Brands Holdings, Inc.	791	76,450
		96,995
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)	650	9,146
Nu Skin Enterprises, Inc. Class A	384	19,430
		28,576
TOTAL CONSUMER STAPLES		598,296
Common Stocks - continued
	Shares	Value
ENERGY - 3.5%
Energy Equipment & Services - 0.8%
Atwood Oceanics, Inc.	661	$ 20,339
Dril-Quip, Inc. (a)	696	52,604
Helix Energy Solutions Group, Inc. (a)	1,280	20,058
Helmerich & Payne, Inc.	135	9,854
ION Geophysical Corp. (a)	2,800	3,976
McDermott International, Inc. (a)	1,150	6,279
Newpark Resources, Inc. (a)	3,780	32,054
Oceaneering International, Inc.	662	33,630
Patterson-UTI Energy, Inc.	1,805	36,461
Precision Drilling Corp.	9,980	66,127
TETRA Technologies, Inc. (a)	2,000	12,580
		293,962
Oil, Gas & Consumable Fuels - 2.7%
Abraxas Petroleum Corp. (a)	6,050	17,727
Bellatrix Exploration Ltd. (a)	7,822	21,826
Carrizo Oil & Gas, Inc. (a)	2,547	127,758
Delek U.S. Holdings, Inc.	1,580	59,819
Diamondback Energy, Inc.	460	35,793
Energen Corp.	1,867	129,196
Gulfport Energy Corp. (a)	1,300	56,108
Laredo Petroleum, Inc. (a)	1,488	20,267
Memorial Resource Development Corp.	1,358	25,680
Newfield Exploration Co. (a)	2,100	79,401
Oasis Petroleum, Inc. (a)	1,128	19,153
Pacific Ethanol, Inc. (a)	792	9,116
PBF Energy, Inc. Class A	2,500	67,050
Pioneer Natural Resources Co.	115	17,000
Rex American Resources Corp. (a)	250	15,968
SemGroup Corp. Class A	515	40,531
Sunoco Logistics Partners, LP	1,606	74,197
Synergy Resources Corp. (a)	1,167	13,432
Tsakos Energy Navigation Ltd.	8,125	77,675
Ultra Petroleum Corp. (a)	1,804	25,094
Valero Energy Corp.	240	14,218
Whiting Petroleum Corp. (a)	249	8,215
		955,224
TOTAL ENERGY		1,249,186
Common Stocks - continued
	Shares	Value
FINANCIALS - 18.9%
Banks - 5.1%
BankUnited, Inc.	1,685	$ 56,599
BOK Financial Corp.	990	64,033
Cathay General Bancorp	1,036	31,308
CIT Group, Inc.	1,685	77,948
Columbia Banking Systems, Inc.	1,325	40,028
Comerica, Inc.	2,255	110,382
Cullen/Frost Bankers, Inc.	375	27,529
CVB Financial Corp.	1,320	21,648
East West Bancorp, Inc.	1,639	70,313
First Niagara Financial Group, Inc.	2,120	18,889
First Republic Bank	1,190	72,055
FirstMerit Corp.	1,310	25,728
Hancock Holding Co.	1,990	57,969
Home Bancshares, Inc.	1,254	42,774
Huntington Bancshares, Inc.	9,960	110,855
Investors Bancorp, Inc.	10,465	125,685
PacWest Bancorp	758	34,027
Pinnacle Financial Partners, Inc.	998	49,411
PrivateBancorp, Inc.	1,935	73,782
Regions Financial Corp.	2,000	20,180
SVB Financial Group (a)	2,095	282,636
Talmer Bancorp, Inc. Class A	1,260	20,021
TCF Financial Corp.	1,450	22,823
Texas Capital Bancshares, Inc. (a)	375	20,400
UMB Financial Corp.	55	2,848
Umpqua Holdings Corp.	3,827	67,317
United Community Bank, Inc.	4,420	84,643
Webster Financial Corp.	4,295	162,738
		1,794,569
Capital Markets - 3.2%
Affiliated Managers Group, Inc. (a)	215	48,087
American Capital Ltd. (a)	6,545	92,939
Ameriprise Financial, Inc.	215	26,787
Ares Capital Corp.	1,545	25,879
E*TRADE Financial Corp. (a)	8,422	248,112
Janus Capital Group, Inc.	3,335	60,530
Lazard Ltd. Class A	3,162	175,681
Raymond James Financial, Inc.	4,100	238,292
SEI Investments Co.	800	38,272
Stifel Financial Corp. (a)	1,884	100,342
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
T. Rowe Price Group, Inc.	180	$ 14,524
Waddell & Reed Financial, Inc. Class A	280	13,378
WisdomTree Investments, Inc.	2,930	62,585
		1,145,408
Consumer Finance - 1.0%
Ally Financial, Inc. (a)	3,775	85,579
Discover Financial Services	1,365	79,539
PRA Group, Inc. (a)	1,573	89,283
Santander Consumer U.S.A. Holdings, Inc.	2,560	62,720
SLM Corp. (a)	3,390	34,781
		351,902
Diversified Financial Services - 1.3%
IntercontinentalExchange Group, Inc.	78	18,469
Leucadia National Corp.	4,509	111,057
MarketAxess Holdings, Inc.	310	27,420
Voya Financial, Inc.	6,648	301,221
		458,167
Insurance - 3.0%
Allied World Assurance Co.	4,390	186,531
American Equity Investment Life Holding Co.	1,887	47,949
American Financial Group, Inc.	407	25,845
AmTrust Financial Services, Inc.	602	36,228
Aon PLC	165	16,701
Cincinnati Financial Corp.	455	23,014
CNO Financial Group, Inc.	6,098	109,764
FNF Group	6,125	232,505
FNFV Group (a)	2,160	33,178
HCC Insurance Holdings, Inc.	1,290	73,762
Primerica, Inc.	350	15,481
Reinsurance Group of America, Inc.	293	27,410
Torchmark Corp.	425	24,255
Unum Group	500	17,480
White Mountains Insurance Group Ltd.	200	129,848
XL Group PLC Class A	1,325	49,926
		1,049,877
Real Estate Investment Trusts - 3.2%
Altisource Residential Corp. Class B	795	14,246
American Residential Properties, Inc. (a)	1,240	23,002
Ashford Hospitality Trust, Inc.	1,658	14,259
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
BioMed Realty Trust, Inc.	7,015	$ 143,036
CBL & Associates Properties, Inc.	2,500	44,125
Chesapeake Lodging Trust	813	25,260
Corporate Office Properties Trust (SBI)	951	24,412
Corrections Corp. of America	1,368	48,099
Cousins Properties, Inc.	1,686	16,270
DuPont Fabros Technology, Inc.	3,325	107,198
Essex Property Trust, Inc.	65	14,470
Extra Space Storage, Inc.	650	45,520
Hersha Hospitality Trust	3,603	22,915
iStar Financial, Inc. (a)	4,490	63,803
Kite Realty Group Trust	928	25,102
Liberty Property Trust (SBI)	3,895	136,091
Medical Properties Trust, Inc.	3,046	41,304
Mid-America Apartment Communities, Inc.	536	40,945
National Retail Properties, Inc.	530	19,880
Physicians Realty Trust	3,650	58,619
Prologis, Inc.	280	11,085
Ryman Hospitality Properties, Inc.	1,440	79,358
Sunstone Hotel Investors, Inc.	5,516	84,174
Weyerhaeuser Co.	780	25,397
		1,128,570
Real Estate Management & Development - 1.7%
Alexander & Baldwin, Inc.	3,585	147,236
Altisource Portfolio Solutions SA (a)	454	12,494
CBRE Group, Inc. (a)	4,025	153,916
Howard Hughes Corp. (a)	345	50,815
Jones Lang LaSalle, Inc.	241	41,748
Kennedy-Wilson Holdings, Inc.	2,550	65,204
Realogy Holdings Corp. (a)	2,750	129,113
		600,526
Thrifts & Mortgage Finance - 0.4%
BofI Holding, Inc. (a)	520	48,963
EverBank Financial Corp.	4,838	89,213
Walker & Dunlop, Inc. (a)	245	6,032
		144,208
TOTAL FINANCIALS		6,673,227
Common Stocks - continued
	Shares	Value
HEALTH CARE - 13.7%
Biotechnology - 2.0%
ACADIA Pharmaceuticals, Inc. (a)	1,193	$ 49,152
Alnylam Pharmaceuticals, Inc. (a)	449	58,859
Cepheid, Inc. (a)	900	49,653
Enanta Pharmaceuticals, Inc. (a)	577	23,588
Exact Sciences Corp. (a)	2,680	72,387
Incyte Corp. (a)	572	63,006
Insys Therapeutics, Inc. (a)	179	10,668
KYTHERA Biopharmaceuticals, Inc. (a)	718	36,166
Ligand Pharmaceuticals, Inc. Class B (a)	1,370	120,711
Merrimack Pharmaceuticals, Inc. (a)	2,623	30,951
Neurocrine Biosciences, Inc. (a)	1,095	48,027
Regulus Therapeutics, Inc. (a)	588	8,303
Repligen Corp. (a)	2,069	84,332
Seattle Genetics, Inc. (a)	984	42,401
		698,204
Health Care Equipment & Supplies - 3.7%
Abiomed, Inc. (a)	1,041	62,169
Accuray, Inc. (a)	2,000	12,290
Alere, Inc. (a)	944	48,692
Analogic Corp.	683	57,789
Anika Therapeutics, Inc. (a)	2,084	70,293
Cryolife, Inc.	1,321	14,148
DexCom, Inc. (a)	1,053	75,521
Globus Medical, Inc. (a)	3,700	95,978
HeartWare International, Inc. (a)	1,044	77,016
Hill-Rom Holdings, Inc.	1,099	56,664
Hologic, Inc. (a)	3,215	115,001
IDEXX Laboratories, Inc. (a)	431	58,444
NuVasive, Inc. (a)	1,503	75,977
Sirona Dental Systems, Inc. (a)	834	82,332
St. Jude Medical, Inc.	375	27,656
Steris Corp.	2,510	167,743
The Cooper Companies, Inc.	180	32,719
Thoratec Corp. (a)	912	41,396
West Pharmaceutical Services, Inc.	1,925	104,220
Zimmer Holdings, Inc.	280	31,945
		1,307,993
Health Care Providers & Services - 3.9%
Air Methods Corp. (a)	499	21,038
BioScrip, Inc. (a)	3,115	11,058
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Brookdale Senior Living, Inc. (a)	3,960	$ 149,252
Capital Senior Living Corp. (a)	821	21,149
Centene Corp. (a)	655	49,348
Chemed Corp.	566	70,292
Community Health Systems, Inc. (a)	1,074	59,403
Envision Healthcare Holdings, Inc. (a)	1,237	45,707
ExamWorks Group, Inc. (a)	2,397	97,989
Five Star Quality Care, Inc. (a)	3,385	15,673
HealthSouth Corp.	4,177	180,279
Henry Schein, Inc. (a)	225	31,876
Kindred Healthcare, Inc.	2,600	59,566
Laboratory Corp. of America Holdings (a)	365	43,052
MEDNAX, Inc. (a)	962	68,475
Premier, Inc. (a)	2,047	78,441
Select Medical Holdings Corp.	3,118	50,979
Tenet Healthcare Corp. (a)	998	53,084
Universal Health Services, Inc. Class B	865	112,087
VCA, Inc. (a)	3,113	163,308
		1,382,056
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	1,860	26,170
HMS Holdings Corp. (a)	1,877	31,984
iCAD, Inc. (a)	928	4,092
MedAssets, Inc. (a)	876	18,282
		80,528
Life Sciences Tools & Services - 1.8%
Affymetrix, Inc. (a)	4,848	56,867
Bio-Techne Corp.	485	49,106
Cambrex Corp. (a)	675	27,014
Charles River Laboratories International, Inc. (a)	1,015	73,425
ICON PLC (a)	812	52,674
PAREXEL International Corp. (a)	2,119	140,850
PerkinElmer, Inc.	1,700	89,641
Sequenom, Inc. (a)	18,744	62,792
VWR Corp.	2,067	56,367
Waters Corp. (a)	216	28,862
		637,598
Pharmaceuticals - 2.1%
Akorn, Inc. (a)	433	19,875
Catalent, Inc. (a)	1,591	50,848
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Flamel Technologies SA sponsored ADR (a)	5,276	$ 96,815
GW Pharmaceuticals PLC ADR (a)	947	108,062
Horizon Pharma PLC (a)	4,559	147,848
Jazz Pharmaceuticals PLC (a)	913	163,747
Lannett Co., Inc. (a)	990	55,074
Nektar Therapeutics (a)	3,418	39,307
Pacira Pharmaceuticals, Inc. (a)	405	31,675
Perrigo Co. PLC	85	16,176
		729,427
TOTAL HEALTH CARE		4,835,806
INDUSTRIALS - 14.5%
Aerospace & Defense - 1.9%
AeroVironment, Inc. (a)	330	8,531
BE Aerospace, Inc.	225	12,902
HEICO Corp. Class A	1,617	80,850
Hexcel Corp.	3,231	159,094
KEYW Holding Corp. (a)	2,375	16,625
KLX, Inc. (a)	112	4,910
Spirit AeroSystems Holdings, Inc. Class A (a)	2,920	159,403
Teledyne Technologies, Inc. (a)	987	100,013
Textron, Inc.	540	24,419
TransDigm Group, Inc.	355	80,244
Triumph Group, Inc.	407	27,143
		674,134
Air Freight & Logistics - 0.1%
Forward Air Corp.	1,003	52,026
Airlines - 0.8%
Air Canada (a)	8,281	91,626
Allegiant Travel Co.	546	85,979
American Airlines Group, Inc.	701	29,701
Hawaiian Holdings, Inc. (a)	920	22,282
JetBlue Airways Corp. (a)	2,395	48,283
		277,871
Building Products - 1.1%
A.O. Smith Corp.	1,754	125,201
Armstrong World Industries, Inc. (a)	1,045	57,391
Builders FirstSource, Inc. (a)	1,460	17,929
Caesarstone Sdot-Yam Ltd.	248	15,331
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Continental Building Products, Inc. (a)	1,150	$ 25,645
Griffon Corp.	779	12,441
Masonite International Corp. (a)	695	47,413
Owens Corning	1,105	46,808
Ply Gem Holdings, Inc. (a)	845	10,436
Universal Forest Products, Inc.	265	14,670
USG Corp. (a)	675	19,467
		392,732
Commercial Services & Supplies - 1.7%
Casella Waste Systems, Inc. Class A (a)	15,625	85,938
Clean Harbors, Inc. (a)	455	25,635
Covanta Holding Corp.	1,350	29,835
Herman Miller, Inc.	1,243	34,431
Interface, Inc.	2,017	43,426
KAR Auction Services, Inc.	1,585	59,057
Knoll, Inc.	2,670	60,769
Pitney Bowes, Inc.	2,266	49,512
Ritchie Brothers Auctioneers, Inc.	2,570	72,628
Steelcase, Inc. Class A	7,263	124,924
		586,155
Construction & Engineering - 0.3%
Fluor Corp.	587	33,001
KBR, Inc.	2,950	56,493
Quanta Services, Inc. (a)	1,203	35,272
		124,766
Electrical Equipment - 1.0%
Acuity Brands, Inc.	438	77,303
Encore Wire Corp.	2,195	95,878
Generac Holdings, Inc. (a)	1,864	77,878
Regal Beloit Corp.	922	72,091
Rockwell Automation, Inc.	150	18,434
		341,584
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	371	36,785
Machinery - 3.4%
Allison Transmission Holdings, Inc.	8,345	255,357
CLARCOR, Inc.	709	43,681
Flowserve Corp.	438	24,090
Harsco Corp.	1,290	20,782
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
IDEX Corp.	397	$ 30,672
ITT Corp.	4,427	188,944
Lincoln Electric Holdings, Inc.	1,276	85,760
Manitowoc Co., Inc.	1,000	18,860
Meritor, Inc. (a)	1,150	16,457
Middleby Corp. (a)	284	30,871
Oshkosh Corp.	1,605	80,507
Parker Hannifin Corp.	67	8,069
Rexnord Corp. (a)	557	14,270
Terex Corp.	565	13,972
Trinity Industries, Inc.	4,104	123,079
Twin Disc, Inc.	530	9,450
Valmont Industries, Inc.	105	13,067
WABCO Holdings, Inc. (a)	523	66,118
Wabtec Corp.	885	88,766
Watts Water Technologies, Inc. Class A	120	6,376
Woodward, Inc.	495	25,215
Xylem, Inc.	675	24,685
		1,189,048
Marine - 0.3%
Danaos Corp. (a)	850	5,542
Kirby Corp. (a)	1,505	115,449
		120,991
Professional Services - 1.2%
51job, Inc. sponsored ADR (a)	490	15,210
CEB, Inc.	684	57,860
Equifax, Inc.	245	24,581
Huron Consulting Group, Inc. (a)	387	24,884
Korn/Ferry International	1,700	54,553
On Assignment, Inc. (a)	1,131	42,401
Robert Half International, Inc.	850	47,915
Towers Watson & Co.	760	104,842
TrueBlue, Inc. (a)	1,300	37,024
		409,270
Road & Rail - 1.5%
AMERCO	340	111,860
Con-way, Inc.	2,030	82,154
Kansas City Southern	200	18,100
Knight Transportation, Inc.	2,026	57,944
Old Dominion Freight Lines, Inc. (a)	1,446	98,342
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Ryder System, Inc.	1,340	$ 122,811
Swift Transporation Co. (a)	2,131	49,588
		540,799
Trading Companies & Distributors - 1.1%
AerCap Holdings NV (a)	2,420	116,741
Beacon Roofing Supply, Inc. (a)	331	10,380
CAI International, Inc. (a)	385	8,324
GATX Corp.	1,760	98,050
HD Supply Holdings, Inc. (a)	1,079	35,014
MSC Industrial Direct Co., Inc. Class A	275	19,077
Watsco, Inc.	465	58,553
WESCO International, Inc. (a)	553	39,739
		385,878
TOTAL INDUSTRIALS		5,132,039
INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 1.8%
Arris Group, Inc. (a)	3,038	100,284
Aviat Networks, Inc. (a)	750	855
Brocade Communications Systems, Inc.	4,975	61,516
Ceragon Networks Ltd. (a)	1,350	1,769
Ciena Corp. (a)	7,698	185,676
Finisar Corp. (a)	2,323	50,874
Harris Corp.	660	52,285
Infinera Corp. (a)	3,624	74,799
JDS Uniphase Corp. (a)	7,210	92,432
Radware Ltd. (a)	809	19,100
Sonus Networks, Inc. (a)	1,100	8,613
		648,203
Electronic Equipment & Components - 3.9%
Arrow Electronics, Inc. (a)	1,157	70,334
Avnet, Inc.	1,107	48,719
CDW Corp.	3,195	118,535
Cognex Corp.	1,635	82,518
Dolby Laboratories, Inc. Class A	570	22,316
FEI Co.	752	61,363
FLIR Systems, Inc.	3,167	96,752
II-VI, Inc. (a)	980	18,297
Ingram Micro, Inc. Class A (a)	2,782	74,585
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
IPG Photonics Corp. (a)	851	$ 80,709
Itron, Inc. (a)	440	15,792
Keysight Technologies, Inc. (a)	1,896	62,303
Littelfuse, Inc.	290	28,043
Maxwell Technologies, Inc. (a)	1,490	7,599
Mercury Systems, Inc. (a)	1,400	19,110
Methode Electronics, Inc. Class A	596	27,970
Newport Corp. (a)	1,316	24,859
OSI Systems, Inc. (a)	235	16,976
Rogers Corp. (a)	420	30,345
ScanSource, Inc. (a)	1,605	62,435
SYNNEX Corp.	1,352	111,770
Tech Data Corp. (a)	2,675	168,846
Trimble Navigation Ltd. (a)	1,179	27,636
Universal Display Corp. (a)	1,802	96,785
		1,374,597
Internet Software & Services - 2.5%
Akamai Technologies, Inc. (a)	444	33,864
Bankrate, Inc. (a)	1,090	13,298
Care.com, Inc. (a)	1,262	7,774
Constant Contact, Inc. (a)	1,294	35,274
CoStar Group, Inc. (a)	409	85,444
DealerTrack Holdings, Inc. (a)	3,651	152,247
Five9, Inc. (a)	5,173	26,331
GoDaddy, Inc. (a)	2,171	58,465
Google, Inc. Class C	42	22,349
HomeAway, Inc. (a)	2,399	67,340
LogMeIn, Inc. (a)	2,160	137,095
Monster Worldwide, Inc. (a)	10,913	66,242
Qihoo 360 Technology Co. Ltd. ADR (a)	218	11,347
Rackspace Hosting, Inc. (a)	930	37,284
SciQuest, Inc. (a)	2,559	39,050
SouFun Holdings Ltd. ADR	1,448	10,759
TechTarget, Inc. (a)	2,356	21,793
Web.com Group, Inc. (a)	680	15,416
Wix.com Ltd. (a)	731	18,209
XO Group, Inc. (a)	1,498	24,328
		883,909
IT Services - 2.5%
Acxiom Corp. (a)	1,280	21,210
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Amdocs Ltd.	1,275	$ 69,934
Black Knight Financial Services, Inc. Class A	240	6,619
Booz Allen Hamilton Holding Corp. Class A	2,226	56,429
Convergys Corp.	560	13,905
CoreLogic, Inc. (a)	4,440	173,071
DST Systems, Inc.	200	23,680
EPAM Systems, Inc. (a)	1,062	76,368
Euronet Worldwide, Inc. (a)	3,098	185,260
Fidelity National Information Services, Inc.	450	28,215
Genpact Ltd. (a)	1,300	29,237
Heartland Payment Systems, Inc.	710	37,950
Lionbridge Technologies, Inc. (a)	6,855	37,840
MoneyGram International, Inc. (a)	1,340	13,025
Neustar, Inc. Class A (a)	420	11,474
Science Applications International Corp.	159	8,427
Total System Services, Inc.	905	37,286
VeriFone Systems, Inc. (a)	430	16,413
Virtusa Corp. (a)	640	29,120
		875,463
Semiconductors & Semiconductor Equipment - 2.8%
Atmel Corp.	5,940	52,688
Cavium, Inc. (a)	854	60,096
Ceva, Inc. (a)	450	9,243
Cypress Semiconductor Corp.	1,375	18,879
FormFactor, Inc. (a)	1,550	14,431
Inphi Corp. (a)	886	21,211
Integrated Device Technology, Inc. (a)	3,150	74,513
M/A-COM Technology Solutions Holdings, Inc. (a)	2,163	82,540
Mellanox Technologies Ltd. (a)	965	48,559
Micron Technology, Inc. (a)	931	26,003
Microsemi Corp. (a)	526	19,141
MKS Instruments, Inc.	1,001	37,748
Monolithic Power Systems, Inc.	1,641	89,599
PMC-Sierra, Inc. (a)	1,660	15,073
Power Integrations, Inc.	892	45,278
Rambus, Inc. (a)	2,250	34,403
Rudolph Technologies, Inc. (a)	500	6,370
Silicon Laboratories, Inc. (a)	888	49,231
Skyworks Solutions, Inc.	925	101,158
Synaptics, Inc. (a)	455	45,336
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Tower Semiconductor Ltd. (a)	1,336	$ 20,938
Ultratech, Inc. (a)	1,440	28,714
Veeco Instruments, Inc. (a)	3,152	95,443
		996,595
Software - 5.8%
Aspen Technology, Inc. (a)	2,049	87,697
Autodesk, Inc. (a)	440	23,826
AVG Technologies NV (a)	513	12,579
Barracuda Networks, Inc. (a)	1,003	39,458
CA Technologies, Inc.	455	13,855
Cadence Design Systems, Inc. (a)	3,810	75,400
Callidus Software, Inc. (a)	3,849	55,118
Check Point Software Technologies Ltd. (a)	197	16,690
CommVault Systems, Inc. (a)	1,019	45,274
Comverse, Inc. (a)	725	17,451
Covisint Corp. (a)	12,784	34,389
Datawatch Corp. (a)	2,025	14,317
Electronic Arts, Inc. (a)	2,297	144,148
Fair Isaac Corp.	519	45,527
Fortinet, Inc. (a)	1,594	63,856
GameLoft SE (a)	2,337	11,499
Gigamon, Inc. (a)	550	16,918
Guidewire Software, Inc. (a)	976	47,287
Infoblox, Inc. (a)	5,049	131,224
Interactive Intelligence Group, Inc. (a)	787	34,022
Manhattan Associates, Inc. (a)	2,559	140,361
Mentor Graphics Corp.	2,885	75,327
MicroStrategy, Inc. Class A (a)	313	55,082
Model N, Inc. (a)	1,514	17,502
Nuance Communications, Inc. (a)	1,780	30,029
Parametric Technology Corp. (a)	2,710	111,842
Qlik Technologies, Inc. (a)	1,575	56,968
Qualys, Inc. (a)	1,695	69,020
Rally Software Development Corp. (a)	2,436	47,307
Rovi Corp. (a)	1,630	27,319
SeaChange International, Inc. (a)	1,680	11,357
Silver Spring Networks, Inc. (a)	1,300	17,771
SolarWinds, Inc. (a)	995	47,213
Solera Holdings, Inc.	849	41,881
Synchronoss Technologies, Inc. (a)	704	31,004
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Synopsys, Inc. (a)	1,177	$ 58,721
Tangoe, Inc. (a)	3,049	38,753
Ultimate Software Group, Inc. (a)	673	108,885
Verint Systems, Inc. (a)	1,856	120,028
		2,036,905
Technology Hardware, Storage & Peripherals - 0.4%
Cray, Inc. (a)	1,643	50,243
Electronics for Imaging, Inc. (a)	1,190	51,444
NCR Corp. (a)	847	25,452
Quantum Corp. (a)	2,850	5,814
SanDisk Corp.	85	5,812
Seagate Technology LLC	250	13,910
		152,675
TOTAL INFORMATION TECHNOLOGY		6,968,347
MATERIALS - 4.9%
Chemicals - 2.3%
Albemarle Corp. U.S.	880	52,932
Ashland, Inc.	271	34,525
Celanese Corp. Class A	850	58,523
Chemtura Corp. (a)	3,674	101,990
Cytec Industries, Inc.	400	24,196
FMC Corp.	488	27,899
Intrepid Potash, Inc. (a)	4,067	47,259
LSB Industries, Inc. (a)	2,512	106,835
Methanex Corp.	467	25,919
Olin Corp.	2,065	60,381
PolyOne Corp.	2,337	90,886
Quaker Chemical Corp.	620	52,936
The Scotts Miracle-Gro Co. Class A	465	28,486
Tronox Ltd. Class A	903	15,225
Valspar Corp.	992	82,792
		810,784
Construction Materials - 0.4%
Eagle Materials, Inc.	236	19,701
Headwaters, Inc. (a)	3,340	63,393
Martin Marietta Materials, Inc.	359	53,495
		136,589
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 1.2%
Avery Dennison Corp.	510	$ 31,574
Berry Plastics Group, Inc. (a)	4,128	138,164
Crown Holdings, Inc. (a)	1,200	66,348
Graphic Packaging Holding Co.	3,860	54,966
Rock-Tenn Co. Class A	2,061	134,254
Sealed Air Corp.	350	17,045
		442,351
Metals & Mining - 0.8%
Carpenter Technology Corp.	640	26,138
Cliffs Natural Resources, Inc.	1,250	6,638
Globe Specialty Metals, Inc.	781	15,097
Materion Corp.	411	15,285
New Gold, Inc. (a)	12,248	39,789
Nucor Corp.	230	10,879
Royal Gold, Inc.	261	16,905
United States Steel Corp.	2,950	71,980
Yamana Gold, Inc.	20,465	73,559
		276,270
Paper & Forest Products - 0.2%
Mercer International, Inc. (SBI) (a)	5,329	75,565
TOTAL MATERIALS		1,741,559
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.7%
8x8, Inc. (a)	3,793	31,634
inContact, Inc. (a)	7,705	74,893
Level 3 Communications, Inc. (a)	1,070	59,364
Vonage Holdings Corp. (a)	9,172	42,742
Zayo Group Holdings, Inc.	1,970	51,791
		260,424
Wireless Telecommunication Services - 0.4%
RingCentral, Inc. (a)	2,142	36,607
SBA Communications Corp. Class A (a)	771	86,206
Telephone & Data Systems, Inc.	300	8,907
U.S. Cellular Corp. (a)	210	8,211
		139,931
TOTAL TELECOMMUNICATION SERVICES		400,355
Common Stocks - continued
	Shares	Value
UTILITIES - 1.6%
Electric Utilities - 0.5%
Allete, Inc.	202	$ 10,171
Great Plains Energy, Inc.	1,253	32,666
ITC Holdings Corp.	1,332	47,006
Portland General Electric Co.	725	25,346
UIL Holdings Corp.	847	42,934
Westar Energy, Inc.	893	32,746
		190,869
Gas Utilities - 0.2%
Atmos Energy Corp.	1,530	82,651
Independent Power and Renewable Electricity Producers - 0.7%
Atlantic Power Corp.	3,650	10,801
Dynegy, Inc. (a)	4,050	130,977
NRG Energy, Inc.	2,918	73,534
Ormat Technologies, Inc.	680	25,228
		240,540
Multi-Utilities - 0.2%
Ameren Corp.	1,805	72,581
TOTAL UTILITIES		586,641
TOTAL COMMON STOCKS (Cost $26,727,740)		33,159,759
Equity Funds - 0.9%

Sector Funds - 0.9%
PowerShares S&P SmallCap Financials Portfolio ETF (Cost $274,502)	7,690	316,213
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 6/18/15 to 7/16/15 (c) (Cost $49,999)	$ 50,000	50,000
Money Market Funds - 5.3%
	Shares	Value
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $1,854,791)	1,854,791	$ 1,854,791
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $28,907,032)		35,380,763
NET OTHER ASSETS (LIABILITIES) - 0.0%		2,451
NET ASSETS - 100%		$ 35,383,214
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
3 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2015	$ 456,960	$ 8,847
4 ICE Russell 2000 Index Contracts (United States)	June 2015	497,720	5,367
TOTAL EQUITY INDEX CONTRACTS		$ 954,680	$ 14,214

The face value of futures purchased as a percentage of net assets is 2.7%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $48,000.
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,974,303	$ 4,974,303	$ -	$ -
Consumer Staples	598,296	598,296	-	-
Energy	1,249,186	1,249,186	-	-
Financials	6,673,227	6,673,227	-	-
Health Care	4,835,806	4,835,806	-	-
Industrials	5,132,039	5,132,039	-	-
Information Technology	6,968,347	6,968,347	-	-
Materials	1,741,559	1,741,559	-	-
Telecommunication Services	400,355	400,355	-	-
Utilities	586,641	586,641	-	-
Equity Funds	316,213	316,213	-	-
U.S. Treasury Obligations	50,000	-	50,000	-
Money Market Funds	1,854,791	1,854,791	-	-
Total Investments in Securities:	$ 35,380,763	$ 35,330,763	$ 50,000	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 14,214	$ 14,214	$ -	$ -
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $28,954,224. Net unrealized appreciation aggregated $6,426,539, of which $7,285,376 related to appreciated investment securities and $858,837 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2015
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	July 30, 2015